As filed with the Securities and Exchange Commission on December 28, 2012

Securities Act File No. 033-18781

Investment Company Act File No. 811-5407

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

TRUST FOR CREDIT UNIONS

(Exact Name of Registrant as Specified in Charter)

4400 Computer Drive,

Westborough, MA 01581

(Address of Principal Executive Offices)

(800) 342-5828

(Registrant’s Telephone Number, including Area Code)

Jay Johnson

Callahan Financial Services, Inc.

1001 Connecticut Avenue NW, Suite 1001,

Washington, DC 20036

(Name and Address of Agent for Service)

With Copies to:

Mary Jo Reilly, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Trust for

Credit Unions

December 28, 2012

TRUST FOR CREDIT UNIONS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

¢	Money Market Portfolio

TCU Shares (TCUXX)

¢	Ultra-Short Duration Government Portfolio

TCU Shares (TCUUX)

¢	Short Duration Portfolio

TCU Shares (TCUDX)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Summary Section

Money Market Portfolio

INVESTMENT OBJECTIVE

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares* of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.20%
Other Expenses		0.28%
Administration Fees	0.10%
Other Operating Expenses	0.18%
Total Annual Portfolio Operating Expenses		0.48%
Fee Waiver and/or Expense Reimbursement		(0.28)%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%	[1]

*	Prior to October 1, 2012, the Money Market Portfolio offered only one class of shares, which have been redesignated as TCU Shares.
[1]	The Administrator has agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of TCU Shares of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement” for TCU Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to TCU Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2013 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions’ Board of Trustees.

1

Money Market Portfolio  continued

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your TCU Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$126	$241	$577

PRINCIPAL INVESTMENT STRATEGIES

Investments: The Portfolio invests exclusively in:

¢	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts
¢	U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder
¢	Repurchase agreements related to the securities described above
¢	Federal funds

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission (“SEC”), the Portfolio may enter into principal transactions in certain taxable money market

2

SUMMARY SECTION

instruments, including repurchase agreements, with Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Portfolio’s investment adviser.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢	Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its fixed-income securities) will tend to be lower than prevailing market rates. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV.

3

Money Market Portfolio  continued

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢	Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
¢	Regulatory Risk—The SEC has recently adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and may adopt additional amendments in the future. These changes may adversely affect the Portfolio’s return potential.
¢	Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

4

SUMMARY SECTION

An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods*. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 0.05%. Best Quarter Q4 ‘06 +1.32% Worst Quarter Q4 ‘11 +0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Money Market Portfolio (Inception 5/17/88)	0.02%	1.52%	1.97%	4.10%

5

Money Market Portfolio  continued

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”)

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, taxation of shareholders and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 21 of this Prospectus.

6

Ultra-Short Duration Government Portfolio

INVESTMENT OBJECTIVE

The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares* of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Other Expenses		0.19%
Administration Fees	0.05%
Other Operating Expenses	0.14%
Total Annual Portfolio Operating Expenses		0.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

7

Ultra-Short Duration Government Portfolio  continued

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Investments: The Portfolio invests exclusively in:

¢	U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢	Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the NAV of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill

8

SUMMARY SECTION

Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.48, 0.98, and 1.92 respectively.

Expected Approximate Interest Rate Sensitivity:  Nine-Month Treasury Bill

Credit Quality:  U.S. Government Securities

Benchmarks:  BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢	Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
¢	Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
¢	Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than

9

Ultra-Short Duration Government Portfolio  continued

expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

¢	Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
¢	Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢	Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
¢	Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

10

SUMMARY SECTION

¢	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices*. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and

11

Ultra-Short Duration Government Portfolio  continued

may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 0.61%. Best Quarter Q4 ‘08 +1.75% Worst Quarter Q2 ‘04 –0.13%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Government Portfolio (Inception 7/10/91)	0.67%	2.68%	2.83%	3.46%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.27%	2.06%	2.29%	3.75%	[1]
BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.57%	2.55%	2.49%	4.09%	[1]
Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	1.01%	3.28%	3.04%	4.40%	[2]

[1]	Since August 1, 1991.
[2]	Since November 1, 1992.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

12

SUMMARY SECTION

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 21 of this Prospectus.

13

Short Duration Portfolio

INVESTMENT OBJECTIVE

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares* of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Other Expenses		0.20%
Administration Fees	0.05%
Other Operating Expenses	0.15%
Total Annual Portfolio Operating Expenses		0.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

14

SUMMARY SECTION

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 173% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities that are U.S. Government Securities. Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

¢	Other U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢	Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S.

15

Short Duration Portfolio  continued

Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.92 and 2.78, respectively.

Expected Approximate Interest Rate Sensitivity:  Two-Year U.S. Treasury Note

Credit Quality:  Privately issued mortgage securities rated AAA or Aaa or AA or Aa by a NRSRO at the time of purchase; U.S. Government Securities

Benchmark:  The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢	Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
¢	Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

16

SUMMARY SECTION

¢	Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
¢	Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
¢	Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢	Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
¢	Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

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Short Duration Portfolio  continued

¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

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SUMMARY SECTION

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices*. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

*	Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN*	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 1.07%. Best Quarter Q2 ‘02 +2.37% Worst Quarter Q2 ‘04 –0.77%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Short Duration Portfolio (Inception 10/9/92)	1.44%	3.34%	3.44%	4.24%
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	1.46%	3.90%	3.45%	4.48%
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	1.56%	3.80%	3.38%	4.66%	[1]

*	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[1]	Since November 1, 1992

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Short Duration Portfolio  continued

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 21 of this Prospectus.

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Important Additional Information

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) TCU Shares of a Portfolio as follows:

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required. Purchases of TCU Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced. Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax or by telephone.

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio. Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios. Please see the Trust’s Investor Shares prospectus for more information.

TAX INFORMATION

The Portfolios intend to make distributions that may be taxed as ordinary income or capital gains. However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase TCU Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s TCU Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The Portfolios’ Investment Objectives and Risks

The Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund). The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

The Fund’s Money Market Investment Philosophy

The Money Market Portfolio is managed to seek preservation of capital, daily liquidity and maximum current income. The Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

Since 1988, the Investment Adviser has actively managed the Money Market Portfolio to provide credit union investors with the greatest possible preservation of principal and income potential.

INVESTMENT PROCESS

1.    Managing Credit Risk—The Investment Adviser’s process for managing risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Money Market Portfolio. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance Departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which it

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believes offer the best available risk-return tradeoff within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Portfolio, although it is not required to sell the security.

2.    Managing Interest Rate Risk—Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Money Market Portfolio’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Money Market Portfolio.

3.    Managing Liquidity—Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect the liquidity of the Money Market Portfolio include:

¢	The Money Market Portfolio’s investors and other factors that influence the asset volatility of the Money Market Portfolio;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the Portfolio.

Additional Portfolio Characteristics and Restrictions

The Money Market Portfolio’s securities are valued by the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the SAI.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

¢	NAV: The Money Market Portfolio seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months at the time of purchase (as determined pursuant to Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Maturity (“WAM”): Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Life to Maturity (“WAL”): Not more than 120 days (as required by Rule 2a-7).
¢	Diversification: Diversification can help the Money Market Portfolio reduce the risks of investing. In accordance with current regulations of the SEC, the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the Portfolio may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements or U.S. Government Securities. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Credit Quality: Investments by the Money Market Portfolio must present minimal credit risk and be “First Tier Securities.” First Tier Securities are securities that are rated in the highest short-term ratings category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or have been issued or guaranteed by, or otherwise allow the Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased only if they are deemed by the Portfolio’s Investment Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to First Tier Securities. NRSROs include Standard & Poor’s Ratings Services, Moody’s Investors Service and Fitch Ratings. For a description of NRSRO rating categories, see the SAI.
¢

Portfolio Liquidity:  The Money Market Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio must hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (such as demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining

25

maturities of 60 days or less and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days. Further, the Portfolio’s investments in illiquid securities will be limited to 5% of its total assets.

THE FUND’S FIXED INCOME INVESTMENT PHILOSOPHY

The Ultra-Short Duration Government Portfolio and the Short Duration Portfolio (the “Bond Portfolios”) are managed to seek high levels of current income, consistent with low volatility of principal.

Active Management Within a Risk-Managed Framework

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

The Investment Adviser employs a team approach that emphasizes risk management and capitalizes on Goldman Sachs’ extensive research capabilities.

INVESTMENT PROCESS

The Investment Adviser follows a disciplined, multi-step process to evaluate potential mortgage-related investments by assessing:

1.    Sector Allocation—The Investment Adviser assesses the relative value between different fixed income sectors, including the different subsectors of the mortgage market, to create investment strategies that meet each Bond Portfolio’s objective.

2.    Security Selection Strategies—The Investment Adviser covers each sector of the fixed income market, including mortgage-related securities, with a team of seasoned specialists to identify attractive securities within each sector.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

3.    Yield Curve Strategies—The Investment Adviser adjusts the term structure of the Bond Portfolios based on its expectations of changes in the shape of the yield curve while closely controlling the overall duration of the Bond Portfolios.

As noted in the Bond Portfolios’ respective Summary Sections, each of the Bond Portfolios has a target duration. A Bond Portfolio’s duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In computing portfolio duration, a Bond Portfolio will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The Bond Portfolios have no restrictions as to the minimum or maximum maturity of any particular security held by them but intend to maintain the maximum durations noted under “Principal Investment Strategies” in each Bond Portfolio’s Summary Section. There can be no assurance that the Investment Adviser’s estimation of duration will be accurate or that the duration of a Bond Portfolio will always remain within the Portfolio’s maximum target duration.

The Investment Adviser de-emphasizes interest rate predictions as a means of generating incremental return. Instead, the Investment Adviser seeks to add value through the selection of particular securities and investment sector allocation as described above.

In addition, the Investment Adviser employs quantitative models to supplement the investment process. Among the quantitative tools used in the Bond Portfolios’ investment process are:

¢	Option-adjusted analytics to evaluate relative attractiveness between different securities within the mortgage markets and to reevaluate investments as market conditions change; and
¢	Analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

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Other Investment Practices

and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and its regulations but will be utilized only to the extent permitted by NCUA Rules and Regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Bond Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, the Fund publishes on its website Money Market Portfolio holdings information within five business days after month-end for a period of not less than six months. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

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OTHER INVESTMENT PRACTICES AND SECURITIES

•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio
—	Not permitted

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Investment Practices

Investment Company Securities	—	—	•[1]

Mortgage Dollar Rolls	—	•	•

Repurchase Agreements	•	•	•

Securities Lending	—	•[2]	•[2]

When-Issued Securities	•	•	•

Investment Securities

Bank Obligations[3]	•	•	•

Custodial Receipts	•	•	•

U.S. Government Securities	•	•	•

Inverse Floating Rate Securities	—	•	•

Federal Funds[4]	•	•	•

Mortgage-Related Securities

Adjustable Rate Mortgage Loans	—	•	•

Fixed Rate Mortgage Loans	—	•	•

Collateralized Mortgage Obligations	—	•	•

Government Mortgage-Related Securities	•	•	•

Multiple Class Mortgage-Related Securities	—	•	•

Privately Issued Mortgage Pass-Through Securities	—	—	•

[1]	The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.
[2]	With respect to no more than 5% of net assets.
[3]	The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).
[4]	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

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Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Bond Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Bond Portfolios. There is no assurance that the NAV of a Bond Portfolio will return to its prior levels after a decline. None of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), 200 West Street, New York, N.Y. 10282, serves as the Fund’s investment adviser. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2012, GSAM, including its investment advisory affiliates, had assets under management of $735.5 billion.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2012
Money Market	0.20% on first $300 million, 0.15% on remainder	0.05%*
Ultra-Short Duration Government and Short Duration	0.18% on first $250 million, 0.16% on next $250 million, 0.14% on remainder**	0.15%

*	Effective April 6, 2011, the Investment Adviser has voluntarily agreed to limit its advisory fee to 0.05% of the Money Market Portfolio’s average daily net assets through August 31, 2013. The difference between the stated fees and the actual fees paid by the Money Market Portfolio reflects this fee limitation. The Investment Adviser may discontinue or modify this voluntary limitation in the future at its discretion. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Investment Adviser voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets.
**	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with GSAM is available in the Portfolios’ annual report for the fiscal year ended August 31, 2012.

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ADMINISTRATOR AND BNY MELLON INVESTMENT SERVICING (US) INC.

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 36 credit unions are limited partners, acts as the Administrator of the Portfolios. CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036. In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section. Effective April 8, 2011, the Administrator has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2013. This voluntary waiver may be modified or terminated at any time at the option of the Administrator. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. The Administrator has contractually agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the Money Market Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets. This contractual obligation will remain in effect through at least December 31, 2013, and prior to such date, the Administrator may not terminate the arrangement without the approval of the Board of Trustees. Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio.

BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides certain administrative, fund accounting and regulatory administration services to the Portfolios. BNYIS also serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Bond Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History
James P. McCarthy Managing Director Co-Head Global Liquidity Management	Since 1995	Mr. McCarthy joined the Investment Adviser in 1995.
Dave Fishman Managing Director Co-Head Global Liquidity Management	Since 2008	Mr. Fishman joined the Investment Adviser in 1997.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Portfolios or limit the Portfolios’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices,

33

baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets in which the Portfolios and other clients directly and indirectly invest. Thus, it is likely that the Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser is the manager of the Portfolios. The Investment Adviser earns fees from this relationship with the Portfolios. Although these fees are based on asset levels, the fees are not directly contingent on Portfolio performance, and Goldman Sachs would still receive significant compensation from the Portfolios even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Portfolios and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolios. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios. The results of the Portfolios’ investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs, and it is possible that the Portfolios could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolios may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Portfolios. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Portfolios, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and

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SERVICE PROVIDERS

purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios. For more information about conflicts of interest, see the SAI.

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Dividends

All or substantially all of the Money Market Portfolio’s net investment income (determined on a tax basis) will be declared as a dividend daily. Net short-term capital gains, if any, will be paid in accordance with the requirements of the Code, and may be reflected in daily dividend declarations. The Money Market Portfolio does not expect to realize long-term capital gains.

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Bond Portfolios’ net investment income (determined on a tax basis). The Bond Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

¢	Cash
¢	Additional TCU Shares of the same Portfolio
¢	TCU Shares of the Money Market Portfolio (for reinvesting dividends accrued and paid with respect to the Bond Portfolios provided that you also hold TCU Shares of the Money Market Portfolio)

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to BNYIS or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in TCU Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of TCU Shares of either of the Bond Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

36

DIVIDENDS

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Money Market	Daily	Monthly	At Least Annually
Ultra-Short Duration Government	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Bond Portfolios’ dividends may constitute a return of capital.

37

Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions. TCU Shares of each of the Fund’s Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA Rules and Regulations and NCUA Letter Number 155. TCU Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling TCU Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of TCU Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY TCU SHARES

Money Market Portfolio

You may purchase TCU Shares of the Money Market Portfolio on any business day, which is any day on which TCU Shares of the Portfolio are priced, as described below in “How Are TCU Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to The Bank of New York Mellon (“BNY”). You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

38

SHAREHOLDER GUIDE

TCU Shares of the Money Market Portfolio are deemed to have been purchased when an order becomes effective (i.e., after an order is received and BNY receives a Federal Reserve wire relating to such order) and are entitled to dividends on shares purchased as follows:

If an effective order is received:	Dividends begin:
¢ By 3:00 p.m. New York time	Same business day
¢ After 3:00 p.m. New York time	Next business day

Federal Reserve wires should be sent as early as possible, but must be received before the end of the business day, for a purchase order to be effective.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

You may purchase TCU Shares of each of the Bond Portfolios on any business day, which is any day on which TCU Shares of the Portfolios are priced, as described below in “How Are TCU Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to BNY. You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

Dividends will begin to accrue as follows:

¢	If a purchase order is received by BNYIS by 4:00 p.m. New York time on a business day, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the next business day, provided that BNY receives the federal funds with respect to such order by such next business day.
¢	If a purchase order is received by BNYIS after 4:00 p.m. New York time, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the second business day thereafter, provided that BNY receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

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What Else Should I Know About Share Purchases?

The following generally applies to purchases of TCU Shares:

¢	For your initial purchase of TCU Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.
¢	GSAM and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of GSAM, may be up to 20% of the annual fees that are earned by GSAM as Investment Adviser to the Portfolios (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of GSAM, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

¢	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

40

SHAREHOLDER GUIDE

How Are TCU Shares Priced?

The price you pay or receive when you buy, sell or exchange TCU Shares is a Portfolio’s next-determined NAV for TCU Shares. The Fund calculates NAV for TCU Shares as follows:

NAV =	(Value of Assets of the Portfolio Attributable to TCU Shares) – (Liabilities of the Portfolio Attributable to TCU Shares)
Number of Outstanding TCU Shares of the Portfolio

Money Market Portfolio

¢	The NAV of TCU Shares of the Money Market Portfolio is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. TCU Shares will be priced on any day the NYSE is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.
¢	To help the Portfolio maintain its $1.00 constant share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

The investments of the Bond Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Bond Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

¢	NAV per share for TCU Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.
¢	When you buy TCU Shares, you pay the NAV next calculated after the Bond Portfolios receive your order in proper form.
¢	When you sell TCU Shares, you receive the NAV next calculated after the Bond Portfolios receive your order in proper form.
¢	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

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An order to buy TCU Shares of the Bond Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of TCU Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell TCU Shares of the Bond Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell TCU Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

¢	On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.
¢	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.
¢	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note: The time at which transactions and TCU Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

42

SHAREHOLDER GUIDE

HOW TO SELL TCU SHARES

How Can I Sell TCU Shares Of The Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax, or by telephone.

Instructions For Redemptions:
By Writing:

¢    Write a letter of instruction that includes:

¢     Your name(s) and signature(s)

¢    Your account number

¢    The Portfolio name

¢     The dollar amount or number of TCU Shares you want to sell

¢     How and where to send the proceeds

¢    Mail the request to:
Trust for Credit Unions
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢     Write a letter of instruction that includes:

¢    Your name(s) and signature(s)

¢    Your account number

¢     The Portfolio name

¢     The dollar amount or number of TCU Shares you want to sell

Proceeds will be sent to the payment instruction already on file.

What Do I Need To Know About Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption

43

and exchange requests by telephone, BNY employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	All telephone requests are recorded.
¢	Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.
¢	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

Money Market Portfolio

If a redemption request is received by BNYIS before 3:00 p.m. New York time, the TCU Shares to be redeemed do not earn income on the day the request is received, but proceeds are ordinarily wired on the same day. If such request is received by BNYIS after such time and prior to 4:00 p.m. New York time, the TCU Shares to be redeemed earn income on the day the request is received and proceeds are ordinarily wired on the morning of the following business day.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

If a redemption request is received by BNYIS by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. TCU Shares to be redeemed earn income with respect to the day the request is received. Also, TCU Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need To Know About Redemptions?

¢

If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to BNYIS. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary

44

SHAREHOLDER GUIDE

public cannot provide a Medallion signature guarantee. Additional documentation regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

¢	The right of a shareholder to redeem TCU Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.
¢	TCU Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such TCU Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem TCU Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).
¢	You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio. Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios. Please see the Trust’s Investor Shares prospectus for more information.

Suspension of Your Right to Redeem Your TCU Shares

The Money Market Portfolio may suspend the right of redemption or postpone the date of payment for shares redeemed if, upon providing prior notification to the SEC, the Board of Trustees determines that Money Market Portfolio shareholders may suffer material dilution or other unfair results and decides to liquidate the Money Market Portfolio.

Can My Dividends And Distributions From A Bond Portfolio Be Reinvested In The Money Market Portfolio?

You may elect to reinvest dividends and capital gain distributions paid by the Bond Portfolios in TCU Shares of the same Bond Portfolio or in TCU Shares of the Money Market Portfolio.

¢	TCU Shares will be purchased at NAV.
¢	Cross-reinvestment of dividends will be made to an identically registered account.

Can I Exchange My Investment From One Portfolio To Another?

You may exchange TCU Shares of each Portfolio at NAV for TCU Shares of any other Portfolio of the Trust, provided that you currently hold TCU Shares of each

45

Portfolio involved in the exchange. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:
By Writing:

¢    Write a letter of instruction that includes:

¢     Your name(s) and signature(s)

¢    Your account number

¢    The Portfolio name

¢     The dollar amount or number of TCU
Shares to be exchanged

¢    Mail the request to:
Trust for Credit Unions
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:	1-508-599-7803 ¢ Write a letter of instruction that includes: ¢ Your name(s) and signature(s) ¢ Your account number ¢ The Portfolio name ¢ The dollar amount or number of TCU Shares to be exchanged

You should keep in mind the following factors when making or considering an exchange:

¢	You should read the Prospectus before making an exchange.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
¢	BNYIS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Telephone exchanges normally will be made only to an identically registered account.
¢	The Portfolios reserve the right to reject any exchange request.

46

SHAREHOLDER GUIDE

What Types Of Reports Will I Be Sent Regarding Investments In The Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Bond Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Bond Portfolios. Purchases and exchanges by investors in the Bond Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Bond Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Bond Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of GSAM or any of GSAM’s affiliates.

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The Trust’s policies and procedures on excessive trading practices do not apply to the Money Market Portfolio because this Portfolio may be appropriately used by shareholders for short-term investment or cash management purposes. However, the Trust reserves the right to apply such policies and procedures to the Money Market Portfolio in the event of a reassessment regarding the risk that abusive short-term trading poses to such Portfolio. The Money Market Portfolio reserves the right, however, to refuse a purchase or exchange order if management of the Trust believes that the transaction may not be in the best interests of the Portfolio.

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Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE FUND

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities.  The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Risks of Mortgage and Related Investments.  Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

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APPENDIX A

Risks of Illiquid Securities.  The Bond Portfolios may invest up to 15% of their net assets and the Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

¢	Securities that are not readily marketable
¢	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
¢	Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent
¢	If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate.  The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio.

Investment Criteria.  If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased prior to January 1, 1998 will be governed by the NCUA Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA Rules and Regulations.

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B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities.  U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Custodial Receipts.  Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

52

APPENDIX A

Mortgage-Related Securities.  Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. The Short Duration Portfolio may invest in privately-issued mortgage pass-through securities that are rated high quality and represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on residential properties, residential multi-family properties consisting of four or fewer shares and mixed residential/commercial properties. (In conformance with the NCUA Rules and Regulations, the Short Duration Portfolio does not currently invest in commercial mortgage-related securities.)

Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. The insurance and guarantees are issued by government entities, private insurers, banks and mortgage poolers. Mortgage-related securities without insurance or guarantees may also be purchased by the Short Duration Portfolio if they have the required rating from an NRSRO. Some mortgage-related securities issued by private organizations may not be readily marketable.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal

53

payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA Rules and Regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities.  The Bond Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities.  Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their

54

APPENDIX A

face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls.  The Bond Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Portfolio may experience a loss. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities.  Pursuant to NCUA Rules and Regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of

55

acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities.  The Bond Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Bond Portfolio (including the loan collateral). A Bond Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Bond Portfolio or becomes insolvent.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies.  The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on

56

APPENDIX A

investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations.  The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds.  The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign

57

branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by an NRSRO.

Borrowing.  The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

58

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single TCU Share of each Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in TCU Shares of a Portfolio (assuming reinvestment of all distributions). The information for the fiscal years ended August 31, 2012 and 2011 has been audited by Tait, Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2012 annual report (available upon request without charge). Information for the fiscal years ended August 31, 2010, 2009 and 2008 was audited by the Portfolios’ former independent registered public accounting firm.

MONEY MARKET PORTFOLIO

	Years Ended August 31,
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income(a)	0.00	(b)	0.00	(b)	0.00	(b)	0.01	0.03

Total income from investment operations	0.00		0.00		0.00		0.01	0.03

Less Distributions from:
Investment Income	0.00	(b)	0.00	(b)	0.00	(b)	(0.01)	(0.03)
Return of capital	—		0.00	(b)	—		—	—

Total Distributions	0.00		0.00		0.00		(0.01)	(0.03)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(c)	0.05%		0.05%		0.11%		0.63%	3.36%
Ratios/Supplemental data:
Net Assets at the end of year (in thousands)	$174,122		$181,203		$239,848		$944,997	$823,406
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.14%		0.18%		0.20%		0.20% (d)	0.19%
Expenses before waivers and reimbursements	0.48%		0.50%		0.40%		0.36%	0.37%
Net investment income (net of waivers and reimbursements)	0.05%		0.04%		0.11%		0.52%	2.93%
Net investment income (before waivers and reimbursements)	(0.30)%		(0.28)%		(0.08)%		0.36%	2.75%

(a)	Calculated based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

59

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

	Years Ended August 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.62	$9.61	$9.61	$9.45	$9.45

Income from investment operations:
Net investment income(a)(b)	0.04	0.04	0.09	0.19	0.34
Net realized and unrealized gain on investment transactions	0.02	0.02	0.02	0.17	0.05

Total income from investment operations	0.06	0.06	0.11	0.36	0.39

Less Distributions from:
Investment income(b)	(0.04)	(0.05)	(0.11)	(0.20)	(0.38)
Return of capital	—	—	—	—	(0.01)

Total Distributions	(0.04)	(0.05)	(0.11)	(0.20)	(0.39)

Net asset value, end of year	$9.64	$9.62	$9.61	$9.61	$9.45

Total Return(c)	0.58%	0.64%	1.11%	3.85%	4.17%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$630,246	$563,153	$348,810	$362,641	$336,303
Ratio to average net assets:
Expenses net of waivers and reimbursements	0.34%	0.36%	0.35%	0.35%	0.38%
Expenses before waivers and reimbursements	0.34%	0.36%	0.35%	0.35%	0.41%
Net investment income (net of waivers and reimbursements)	0.38%	0.44%	0.99%	1.96%	3.54%
Net investment income (before waivers and reimbursements)	0.38%	0.44%	0.99%	1.96%	3.51%
Portfolio Turnover Rate	105%	193%	237%	179%	162%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

60

APPENDIX B

SHORT DURATION PORTFOLIO

	Years Ended August 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.79	$9.76	$9.58	$9.44	$9.50

Income from investment operations:
Net investment income(a)(b)	0.06	0.10	0.19	0.27	0.37
Net realized and unrealized gain (loss) on investment transactions	0.04	0.04	0.18	0.16	(0.01)

Total income from investment operations	0.10	0.14	0.37	0.43	0.36

Less Distributions from:
Investment income(b)	(0.07)	(0.11)	(0.19)	(0.29)	(0.42)
Return of capital	—	—	0.00 (c)	—	—

Total Distributions	(0.07)	(0.11)	(0.19)	(0.29)	(0.42)

Net asset value, end of year	$9.82	$9.79	$9.76	$9.58	$9.44

Total return(d)	1.02%	1.49%	3.86%	4.60%	3.83%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	$545,176	$477,308	$339,138	$386,244	$372,293
Ratio to average net assets:
Expenses	0.35%	0.36%	0.35%	0.34%	0.39% (e)
Net investment income	0.60%	1.03%	1.91%	2.87%	3.88% (e)
Portfolio Turnover Rate	173%	283%	280%	293%	241%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(e)	Custody credits earned in the year ended August 31, 2008 had no effect on ratios.

61

Index

1	Summary Section

1 Money Market Portfolio

7 Ultra-Short Duration Government Portfolio

14 Short Duration Portfolio

21	Important Additional Information

23	Additional Information about the Portfolios’ Investment Objectives & Risks

31	Service Providers

36	Dividends

38	Shareholder Guide

38 How to Buy TCU Shares

43 How to Sell TCU Shares

49	Taxation

50	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

59	Appendix B Financial Highlights

Trust For Credit Unions

Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Money Market, Ultra-Short Duration Government and Short Duration Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
¢ By mail:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

or

Callahan Financial Services, Inc.

1001 Connecticut Avenue, N.W. - Suite 1001

Washington, D.C. 20036

¢ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only) CFS – http://www.trustcu.com

You may review and obtain copies of Portfolio documents by visiting the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies of Portfolio documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

Prospectus

Trust for

Credit Unions

December 28, 2012

TRUST FOR CREDIT UNIONS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A CREDIT UNION DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

¢	Money Market Portfolio Investor Shares (TCVXX)

¢	Ultra-Short Duration Government Portfolio Investor Shares (TCUYX)

¢	Short Duration Portfolio Investor Shares (TCUEX)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Summary Section

Money Market Portfolio

INVESTMENT OBJECTIVE

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses		0.28%
Administration Fees	0.10%
Other Operating Expenses	0.18%
Total Annual Portfolio Operating Expenses		0.48%
Fee Waiver and/or Expense Reimbursement		(0.28)%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%	[1]

[1]

The Administrator has agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of Investor Shares of the Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) such that the “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement” for Investor Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to Investor Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2013 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions’ Board of Trustees.

1

Money Market Portfolio continued

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$126	$241	$577

PRINCIPAL INVESTMENT STRATEGIES

Investments:  The Portfolio invests exclusively in:

¢

Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

¢

U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

¢	Repurchase agreements related to the securities described above
¢	Federal funds

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission (“SEC”), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Portfolio’s investment adviser.

2

SUMMARY SECTION

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

¢

Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its fixed-income securities) will tend to be lower than prevailing market rates. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

¢	Regulatory Risk—The SEC has recently adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all

3

Money Market Portfolio continued

money market funds, and may adopt additional amendments in the future. These changes may adversely affect the Portfolio’s return potential.
¢

Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

4

SUMMARY SECTION

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, Investor Shares of the Portfolio had been offered to investors for less than one calendar year. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 0.05%. Best Quarter Q4 ’06 +1.32% Worst Quarter Q4 ‘11 +0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Money Market Portfolio (Inception 5/17/88)	0.02%	1.52%	1.97%	4.10%

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”)

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, taxation of shareholders and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 18 of this Prospectus.

5

Ultra-Short Duration Government Portfolio

INVESTMENT OBJECTIVE

The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses		0.19%
Administration Fees	0.05%
Other Operating Expenses	0.14%
Total Annual Portfolio Operating Expenses		0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

6

SUMMARY SECTION

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Investments:  The Portfolio invests exclusively in:

¢	U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢

Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the NAV of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.48, 0.98, and 1.92 respectively.

Expected Approximate Interest Rate Sensitivity:  Nine-Month Treasury Bill

7

Ultra-Short Duration Government Portfolio continued

Credit Quality:  U.S. Government Securities

Benchmarks:  BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

¢

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

8

SUMMARY SECTION

¢

Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

¢

Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United

9

Ultra-Short Duration Government Portfolio continued

States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, Investor Shares of the Portfolio had been offered to investors for less than one calendar year. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same

10

SUMMARY SECTION

because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 0.61%. Best Quarter Q4 ’08 +1.75% Worst Quarter Q2 ‘04 –0.13%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Government Portfolio (Inception 7/10/91)	0.67%	2.68%	2.83%	3.46%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.27%	2.06%	2.29%	3.75%	[1]
BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.57%	2.55%	2.49%	4.09%	[1]
Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	1.01%	3.28%	3.04%	4.40%	[2]

[1]	Since August 1, 1991.
[2]	Since November 1, 1992.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 18 of this Prospectus.

11

Short Duration Portfolio

INVESTMENT OBJECTIVE

The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		None
Redemption Fees		None
Exchange Fees		None
Maximum Account Fee		None

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.15%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses		0.20%
Administration Fees	0.05%
Other Operating Expenses	0.15%
Total Annual Portfolio Operating Expenses		0.38%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

12

SUMMARY SECTION

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 173% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities that are U.S. Government Securities. Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

¢	Other U.S. Government Securities and related custodial receipts
¢	Repurchase agreements related to the securities described above
¢

Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.92 and 2.78, respectively.

13

Short Duration Portfolio continued

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality:  Privately issued mortgage securities rated AAA or Aaa or AA or Aa by a NRSRO at the time of purchase; U.S. Government Securities

Benchmark:  The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

¢

Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

¢

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

¢

Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these

14

SUMMARY SECTION

circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
¢

Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

¢

Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

¢	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
¢

Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

¢

Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

¢	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States

15

Short Duration Portfolio continued

Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, Investor Shares of the Portfolio had been offered to investors for less than one calendar year. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same

16

SUMMARY SECTION

because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

TOTAL RETURN*	CALENDAR YEAR

The total return for the 9-month period ended September 30, 2012 was 1.07%. Best Quarter Q2 ‘02 +2.37% Worst Quarter Q2 ‘04 –0.77%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Life of Portfolio
Short Duration Portfolio (Inception 10/9/92)	1.44%	3.34%	3.44%	4.24%
BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	1.46%	3.90%	3.45%	4.48%
Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	1.56%	3.80%	3.38%	4.66%	[1]

*	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[1]	Since November 1, 1992.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGERS

James P. McCarthy, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 1995; Dave Fishman, Managing Director, Co-Head of Global Liquidity Management, has managed the Portfolio since 2008.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page 18 of this Prospectus.

17

Important Additional Information

Purchase and Sale of Portfolio Shares

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of a Portfolio as follows:

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required. Purchases of Investor Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which Investor Shares of the Portfolio are priced. Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax or by telephone.

TAX INFORMATION

The Portfolios intend to make distributions that may be taxed as ordinary income or capital gains. However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Investor Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s Investor Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The Portfolios’ Investment Objectives and Risks

The Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund). The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

The Fund’s Money Market Investment Philosophy

The Money Market Portfolio is managed to seek preservation of capital, daily liquidity and maximum current income. The Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

Since 1988, the Investment Adviser has actively managed the Money Market Portfolio to provide credit union investors with the greatest possible preservation of principal and income potential.

Investment Process

1.    Managing Credit Risk—The Investment Adviser’s process for managing risk emphasizes:

¢

Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Money Market Portfolio. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance Departments of Goldman Sachs.

¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which it

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believes offer the best available risk-return tradeoff within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Portfolio, although it is not required to sell the security.

2.    Managing Interest Rate Risk—Three main steps are followed in seeking to manage interest rate risk:

¢

Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

¢

Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Money Market Portfolio’s asset volatility, are used to identify the most effective portfolio structure.

¢

Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Money Market Portfolio.

3.    Managing Liquidity—Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect the liquidity of the Money Market Portfolio include:

¢	The Money Market Portfolio’s investors and other factors that influence the asset volatility of the Money Market Portfolio;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the Portfolio.

Additional Portfolio Characteristics and Restrictions

The Money Market Portfolio’s securities are valued by the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the SAI.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

¢	NAV: The Money Market Portfolio seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months at the time of purchase (as determined pursuant to Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Maturity (“WAM”): Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Life to Maturity (“WAL”): Not more than 120 days (as required by Rule 2a-7).
¢

Diversification:  Diversification can help the Money Market Portfolio reduce the risks of investing. In accordance with current regulations of the SEC, the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the Portfolio may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements or U.S. Government Securities. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

¢

Credit Quality:  Investments by the Money Market Portfolio must present minimal credit risk and be “First Tier Securities.” First Tier Securities are securities that are rated in the highest short-term ratings category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or have been issued or guaranteed by, or otherwise allow the Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities. Securities without short-term ratings may be purchased only if they are deemed by the Portfolio’s Investment Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to First Tier Securities. NRSROs include Standard & Poor’s Ratings Services, Moody’s Investors Service and Fitch Ratings. For a description of NRSRO rating categories, see the SAI.

¢

Portfolio Liquidity:  The Money Market Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio must hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (such as demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities

21

(including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days. Further, the Portfolio’s investments in illiquid securities will be limited to 5% of its total assets.

The Fund’s Fixed Income Investment Philosophy

The Ultra-Short Duration Government Portfolio and the Short Duration Portfolio (the “Bond Portfolios”) are managed to seek high levels of current income, consistent with low volatility of principal.

Active Management Within a Risk-Managed Framework

Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

¢	Thoughtfully combine diversified sources of return by employing multiple investment strategies
¢	Take a global perspective to uncover relative value opportunities
¢	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
¢	Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
¢	Build a strong team of skilled investors who excel on behalf of our clients

The Investment Adviser employs a team approach that emphasizes risk management and capitalizes on Goldman Sachs’ extensive research capabilities.

Investment Process

The Investment Adviser follows a disciplined, multi-step process to evaluate potential mortgage-related investments by assessing:

1.  Sector Allocation—The Investment Adviser assesses the relative value between different fixed income sectors, including the different subsectors of the mortgage market, to create investment strategies that meet each Bond Portfolio’s objective.

2.  Security Selection Strategies—The Investment Adviser covers each sector of the fixed income market, including mortgage-related securities, with a team of seasoned specialists to identify attractive securities within each sector.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES AND RISKS

3.  Yield Curve Strategies—The Investment Adviser adjusts the term structure of the Bond Portfolios based on its expectations of changes in the shape of the yield curve while closely controlling the overall duration of the Bond Portfolios.

As noted in the Bond Portfolios’ respective Summary Sections, each of the Bond Portfolios has a target duration. A Bond Portfolio’s duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In computing portfolio duration, a Bond Portfolio will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The Bond Portfolios have no restrictions as to the minimum or maximum maturity of any particular security held by them but intend to maintain the maximum durations noted under “Principal Investment Strategies” in each Bond Portfolio’s Summary Section. There can be no assurance that the Investment Adviser’s estimation of duration will be accurate or that the duration of a Bond Portfolio will always remain within the Portfolio’s maximum target duration.

The Investment Adviser de-emphasizes interest rate predictions as a means of generating incremental return. Instead, the Investment Adviser seeks to add value through the selection of particular securities and investment sector allocation as described above.

In addition, the Investment Adviser employs quantitative models to supplement the investment process. Among the quantitative tools used in the Bond Portfolios’ investment process are:

¢	Option-adjusted analytics to evaluate relative attractiveness between different securities within the mortgage markets and to reevaluate investments as market conditions change; and
¢	Analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

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Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and its regulations but will be utilized only to the extent permitted by NCUA Rules and Regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Bond Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, the Fund publishes on its website Money Market Portfolio holdings information within five business days after month-end for a period of not less than six months. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

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OTHER INVESTMENT PRACTICES AND SECURITIES

•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio
—	Not permitted

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Investment Practices
Investment Company Securities	—	—	•[1]
Mortgage Dollar Rolls	—	•	•
Repurchase Agreements	•	•	•
Securities Lending	—	•[2]	•[2]
When-Issued Securities	•	•	•

Investment Securities
Bank Obligations[3]	•	•	•
Custodial Receipts	•	•	•
U.S. Government Securities	•	•	•
Inverse Floating Rate Securities	—	•	•
Federal Funds[4]	•	•	•
Mortgage-Related Securities
Adjustable Rate Mortgage Loans	—	•	•
Fixed Rate Mortgage Loans	—	•	•
Collateralized Mortgage Obligations	—	•	•
Government Mortgage-Related Securities	•	•	•
Multiple Class Mortgage-Related Securities	—	•	•
Privately Issued Mortgage Pass-Through Securities	—	—	•

[1]

The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

[2]	With respect to no more than 5% of net assets.
[3]

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

[4]	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

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Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Bond Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Bond Portfolios. There is no assurance that the NAV of a Bond Portfolio will return to its prior levels after a decline. None of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), 200 West Street, New York, N.Y. 10282, serves as the Fund’s investment adviser. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2012, GSAM, including its investment advisory affiliates, had assets under management of $735.5 billion.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate		Actual Rate For the Fiscal Year Ended August 31, 2012
Money Market	0.20% on first
$300 million,
	0.15% on remainder		0.05%*
Ultra-Short Duration Government	0.18% on first
and Short Duration	$250 million,
0.16% on next
$250 million,
	0.14% on remainder	**	0.15%

*	Effective April 6, 2011, the Investment Adviser has voluntarily agreed to limit its advisory fee to 0.05% of the Money Market Portfolio’s average daily net assets through August 31, 2013. The difference between the stated fees and the actual fees paid by the Money Market Portfolio reflects this fee limitation. The Investment Adviser may discontinue or modify this voluntary limitation in the future at its discretion. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Investment Adviser voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets.
**	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with GSAM is available in the Portfolios’ annual report for the fiscal year ended August 31, 2012.

ADMINISTRATOR AND BNY MELLON INVESTMENT SERVICING (US) INC.

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 36 credit unions are limited partners, acts as the Administrator of the Portfolios. CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036. In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section. Effective April 8, 2011, the Administrator has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2013. This voluntary waiver may be modified or terminated at any time at the option of the Administrator. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. The Administrator has contractually agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the Money Market Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets. This contractual obligation will remain in effect through at least December 31, 2013, and prior to such date, the Administrator may not terminate the arrangement without the approval of the Board of Trustees. Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio.

BNY Mellon Investment Servicing (US) Inc. (“BNYIS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides certain administrative, fund accounting and regulatory administration services to the Portfolios. BNYIS also serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

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SERVICE PROVIDERS

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Bond Portfolios are:

Name and Title	Years Primarily Responsible	Five Year Employment History
James P. McCarthy Managing Director Co-Head Global Liquidity Management	Since 1995	Mr. McCarthy joined the Investment Adviser in 1995.
Dave Fishman Managing Director Co-Head Global Liquidity Management	Since 2008	Mr. Fishman joined the Investment Adviser in 1997.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Portfolios or limit the Portfolios’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices,

29

baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets in which the Portfolios and other clients directly and indirectly invest. Thus, it is likely that the Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser is the manager of the Portfolios. The Investment Adviser earns fees from this relationship with the Portfolios. Although these fees are based on asset levels, the fees are not directly contingent on Portfolio performance, and Goldman Sachs would still receive significant compensation from the Portfolios even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Portfolios and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolios. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios. The results of the Portfolios’ investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs, and it is possible that the Portfolios could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolios may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Portfolios. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Portfolios, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and

30

SERVICE PROVIDERS

purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios. For more information about conflicts of interest, see the SAI.

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Dividends

All or substantially all of the Money Market Portfolio’s net investment income (determined on a tax basis) will be declared as a dividend daily. Net short-term capital gains, if any, will be paid in accordance with the requirements of the Code, and may be reflected in daily dividend declarations. The Money Market Portfolio does not expect to realize long-term capital gains.

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Bond Portfolios’ net investment income (determined on a tax basis). The Bond Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

¢	Cash
¢	Additional Investor Shares of the same Portfolio
¢	Investor Shares of the Money Market Portfolio (for reinvesting dividends accrued and paid with respect to the Bond Portfolios)

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to BNYIS or CFS at any time before the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in Investor Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of Investor Shares of either of the Bond Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

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DIVIDENDS

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Money Market	Daily	Monthly	At Least Annually
Ultra-Short Duration Government	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Bond Portfolios’ dividends may constitute a return of capital.

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Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions. Investor Shares of each of the Fund’s Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA Rules and Regulations and NCUA Letter Number 155. Investor Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling Investor Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of Investor Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY INVESTOR SHARES

Money Market Portfolio

You may purchase Investor Shares of the Money Market Portfolio on any business day, which is any day on which Investor Shares of the Portfolio are priced, as described below in “How Are Investor Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to The Bank of New York Mellon (“BNY”). You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

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SHAREHOLDER GUIDE

Investor Shares of the Money Market Portfolio are deemed to have been purchased when an order becomes effective (i.e., after an order is received and BNY receives a Federal Reserve wire relating to such order) and are entitled to dividends on shares purchased as follows:

If an effective order is received:	Dividends begin:
¢ By 3:00 p.m. New York time	Same business day
¢ After 3:00 p.m. New York time	Next business day

Federal Reserve wires should be sent as early as possible, but must be received before the end of the business day, for a purchase order to be effective.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

You may purchase Investor Shares of each of the Bond Portfolios on any business day, which is any day on which shares of the Portfolios are priced, as described below in “How Are Investor Shares Priced?,” at their NAV next determined after receipt of an order by wiring federal funds to BNY. You may place a purchase order by fax, in writing, or by telephone.

By Fax:	1-508-599-7803
By Writing:	Trust for Credit Unions c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

Dividends will begin to accrue as follows:

¢

If a purchase order is received by BNYIS by 4:00 p.m. New York time on a business day, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the next business day, provided that BNY receives the federal funds with respect to such order by such next business day.

¢

If a purchase order is received by BNYIS after 4:00 p.m. New York time, shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the second business day thereafter, provided that BNY receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

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What Else Should I Know About Share Purchases?

The following generally applies to purchases of Investor Shares:

¢

For your initial purchase of Investor Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036. You may not redeem Investor Shares prior to the Fund’s receipt of such Account Information Form.

¢

GSAM and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of Investor Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of GSAM, may be up to 20% of the annual fees that are earned by GSAM as Investment Adviser to the Portfolios (after adjustments) and are attributable to Investor Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of GSAM, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

¢	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Customer Identification Program.

Federal law requires the Portfolios to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information, for certain investors who open an account with the Portfolios. Applications without the required information, or (where applicable) without an indication that a taxpayer identification number has been applied for, may not be accepted by the Portfolios. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

36

SHAREHOLDER GUIDE

How Are Investor Shares Priced?

The price you pay or receive when you buy, sell or exchange Investor Shares is a Portfolio’s next-determined NAV for Investor Shares. The Fund calculates NAV for Investor Shares as follows:

NAV =	(Value of Assets of the Portfolio Attributable to Investor Shares) – (Liabilities of the Portfolio Attributable to Investor Shares)
Number of Outstanding Investor Shares of the Portfolio

Money Market Portfolio

¢

The NAV of Investor Shares of the Money Market Portfolio is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. Investor Shares will be priced on any day the NYSE is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

¢

To help the Portfolio maintain its $1.00 constant share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per share.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

The investments of the Bond Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Bond Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

¢

NAV per share for Investor Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

¢	When you buy Investor Shares, you pay the NAV next calculated after the Bond Portfolios receive your order in proper form.
¢	When you sell Investor Shares, you receive the NAV next calculated after the Bond Portfolios receive your order in proper form.
¢	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

37

An order to buy Investor Shares of the Bond Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of Investor Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell Investor Shares of the Bond Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell Investor Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies

¢

On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

¢	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.
¢

The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

Note:  The time at which transactions and Investor Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

38

SHAREHOLDER GUIDE

HOW TO SELL INVESTOR SHARES

How Can I Sell Investor Shares Of The Portfolios?

You may arrange to take money out of your account by selling (redeeming) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing, by fax, or by telephone.

Instructions For Redemptions:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares you want to sell

¢ How and where to send the proceeds

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares you want to sell

Proceeds will be sent to the payment instruction already on file.

What Do I Need To Know About Telephone Redemption Requests?

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the transfer agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, BNY employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable

39

procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	All telephone requests are recorded.
¢

Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

¢	The telephone redemption option may be modified or terminated at any time.

Note:  It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?

You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

Money Market Portfolio

If a redemption request is received by BNYIS before 3:00 p.m. New York time, the Investor Shares to be redeemed do not earn income on the day the request is received, but proceeds are ordinarily wired on the same day. If such request is received by BNYIS after such time and prior to 4:00 p.m. New York time, the Investor Shares to be redeemed earn income on the day the request is received and proceeds are ordinarily wired on the morning of the following business day.

Ultra-Short Duration Government Portfolio and Short Duration Portfolio

If a redemption request is received by BNYIS by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. Investor Shares to be redeemed earn income with respect to the day the request is received. Also, Investor Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need To Know About Redemptions?

¢

If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to BNYIS. A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation

40

SHAREHOLDER GUIDE

regarding any such change or regarding a redemption by any means may be required when deemed appropriate, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

¢

The right of a shareholder to redeem Investor Shares and the date of payment by a Portfolio may be suspended for more than seven days for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

¢

Investor Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such Investor Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem Investor Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

Suspension of Your Right to Redeem Your Investor Shares

The Money Market Portfolio may suspend the right of redemption or postpone the date of payment for shares redeemed if, upon providing prior notification to the SEC, the Board of Trustees determines that Money Market Portfolio shareholders may suffer material dilution or other unfair results and decides to liquidate the Money Market Portfolio.

Can My Dividends And Distributions From A Bond Portfolio Be Reinvested In The Money Market Portfolio?

You may elect to reinvest dividends and capital gain distributions paid by the Bond Portfolios in Investor Shares of the same Bond Portfolio or in Investor Shares of the Money Market Portfolio.

¢	Investor Shares will be purchased at NAV.
¢	Cross-reinvestment of dividends will be made to an identically registered account.

Can I Exchange My Investment From One Portfolio To Another?

You may exchange Investor Shares of each Portfolio at NAV for Investor Shares of any other Portfolio of the Trust. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

41

Instructions For Exchanging Shares:
By Writing:

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares to be exchanged

¢ Mail the request to:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

By Telephone:	If you have elected the telephone redemption and exchange privileges on your Account Information Form: ¢ 1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)
By Fax:

1-508-599-7803

¢ Write a letter of instruction that includes:

¢ Your name(s) and signature(s)

¢ Your account number

¢ The Portfolio name

¢ The dollar amount or number of Investor Shares to be exchanged

You should keep in mind the following factors when making or considering an exchange:

¢	You should read the Prospectus before making an exchange.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
¢	BNYIS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Telephone exchanges normally will be made only to an identically registered account.
¢	The Portfolios reserve the right to reject any exchange request.

What Types Of Reports Will I Be Sent Regarding Investments In The Portfolios?

You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Bond Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

42

SHAREHOLDER GUIDE

DISTRIBUTION AND SERVICE FEES

What Are The Distribution And Service Fees Paid By The Fund’s Investor Shares?

Investor Shares of the Portfolios can pay distribution and/or administrative support service (12b-1) fees at an annual rate of up to 0.25% of each Portfolio’s Investor Share assets. The Bond Portfolios do not intend to pay more than 0.03% in distribution and/or administrative support service fees through August 31, 2013. After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Portfolios’ shareholders. As of the date of this Prospectus, no distribution and/or administrative support service fees are paid by the Money Market Portfolio.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Portfolio to pay fees from its Investor Share assets for selling and distributing Investor Shares and/or for administrative support services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Bond Portfolios. Purchases and exchanges by investors in the Bond Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Bond Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Bond Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

43

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of GSAM or any of GSAM’s affiliates.

The Trust’s policies and procedures on excessive trading practices do not apply to the Money Market Portfolio because this Portfolio may be appropriately used by shareholders for short-term investment or cash management purposes. However, the Trust reserves the right to apply such policies and procedures to the Money Market Portfolio in the event of a reassessment regarding the risk that abusive short-term trading poses to such Portfolio. The Money Market Portfolio reserves the right, however, to refuse a purchase or exchange order if management of the Trust believes that the transaction may not be in the best interests of the Portfolio.

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Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE FUND

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities.  The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Risks of Mortgage and Related Investments.  Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

46

APPENDIX A

Risks of Illiquid Securities.  The Bond Portfolios may invest up to 15% of their net assets and the Money Market Portfolio may invest up to 5% of its net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities include:

¢	Securities that are not readily marketable
¢	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days
¢

Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent

¢

If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate.  The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio.

Investment Criteria.  If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased prior to January 1, 1998 will be governed by the NCUA Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA Rules and Regulations.

47

B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

U.S. Government Securities.  U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Custodial Receipts.  Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

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APPENDIX A

Mortgage-Related Securities.  Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. The Short Duration Portfolio may invest in privately-issued mortgage pass-through securities that are rated high quality and represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on residential properties, residential multi-family properties consisting of four or fewer shares and mixed residential/commercial properties. (In conformance with the NCUA Rules and Regulations, the Short Duration Portfolio does not currently invest in commercial mortgage-related securities.)

Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. The insurance and guarantees are issued by government entities, private insurers, banks and mortgage poolers. Mortgage-related securities without insurance or guarantees may also be purchased by the Short Duration Portfolio if they have the required rating from an NRSRO. Some mortgage-related securities issued by private organizations may not be readily marketable.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated

49

maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA Rules and Regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Throughout 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities.  The Bond Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities.  Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of

50

APPENDIX A

interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls.  The Bond Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Portfolio may experience a loss. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities.  Pursuant to NCUA Rules and Regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

51

Lending of Portfolio Securities.  The Bond Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Bond Portfolio (including the loan collateral). A Bond Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Bond Portfolio or becomes insolvent.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies.  The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any

52

APPENDIX A

management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations.  The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds.  The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan

53

of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by an NRSRO.

Borrowing.  The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

54

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years. The public offering of Investor Shares of the Portfolios had not commenced prior to August 31, 2012. The financial highlights tables shown below reflect the financial performance of the Portfolios’ TCU Shares and is intended to provide a long-term perspective as to each Portfolio’s financial history. Certain information reflects financial results for a single TCU Share of each Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in TCU Shares of a Portfolio (assuming reinvestment of all distributions). The information for the fiscal years ended August 31, 2012 and 2011 has been audited by Tait Weller & Baker LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2012 annual report (available upon request without charge). Information for the fiscal years ended August 31, 2010, 2009 and 2008 was audited by the Portfolios’ former independent registered public accounting firm.

55

MONEY MARKET PORTFOLIO

	Years Ended August 31,
	2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income(a)	0.00	(b)	0.00	(b)	0.00	(b)	0.01	0.03

Total income from investment operations	0.00		0.00		0.00		0.01	0.03

Less distributions from:
Investment Income	0.00	(b)	0.00	(b)	0.00	(b)	(0.01)	(0.03)
Return of capital	—		0.00	(b)	—		—	—

Total Distributions	0.00		0.00		0.00		(0.01)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return(c)	0.05%		0.05%		0.11%		0.63%	3.36%
Ratios/Supplemental data:
Net Assets at the end of year (in thousands)	$174,122		$181,203		$239,848		$944,997	$823,406
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.14%		0.18%		0.20%		0.20% (d)	0.19%
Expenses before waivers and reimbursements	0.48%		0.50%		0.40%		0.36%	0.37%
Net investment income (net of waivers and reimbursements)	0.05%		0.04%		0.11%		0.52%	2.93%
Net investment income (before waivers and reimbursements)	(0.30)%		(0.28)%		(0.08)%		0.36%	2.75%

(a)	Calculated based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

56

APPENDIX B

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

	Years Ended August 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.62	$9.61	$9.61	$9.45	$9.45

Income from investment operations:
Net investment income(a)(b)	0.04	0.04	0.09	0.19	0.34
Net realized and unrealized gain on investment transactions	0.02	0.02	0.02	0.17	0.05

Total income from investment operations	0.06	0.06	0.11	0.36	0.39

Less distributions from:
Investment income(b)	(0.04)	(0.05)	(0.11)	(0.20)	(0.38)
Return of capital	—	—	—	—	(0.01)

Total Distributions	(0.04)	(0.05)	(0.11)	(0.20)	(0.39)

Net asset value, end of period	$9.64	$9.62	$9.61	$9.61	$9.45

Total return(c)	0.58%	0.64%	1.11%	3.85%	4.17%
Ratios/Supplemental data:
Net Assets at the end of year (in thousands)	$630,246	$563,153	$348,810	$362,641	$336,303
Ratio to average net assets:
Expenses net of waivers and reimbursements	0.34%	0.36%	0.35%	0.35%	0.38%
Expenses before waivers and reimbursements	0.34%	0.36%	0.35%	0.35%	0.41%
Net investment income (net of waivers and reimbursements)	0.38%	0.44%	0.99%	1.96%	3.54%
Net investment income (before waivers and reimbursements)	0.38%	0.44%	0.99%	1.96%	3.51%
Portfolio Turnover Rate	105%	193%	237%	179%	162%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

57

SHORT DURATION PORTFOLIO

	Years Ended August 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.79	$9.76	$9.58	$9.44	$9.50

Income from investment operations:
Net investment income(a)(b)	0.06	0.10	0.19	0.27	0.37
Net realized and unrealized gain (loss) on investment transactions	0.04	0.04	0.18	0.16	(0.01)

Total income from investment operations	0.10	0.14	0.37	0.43	0.36

Less distributions from:
Investment income(b)	(0.07)	(0.11)	(0.19)	(0.29)	(0.42)
Return of capital	—	—	0.00 (c)	—	—

Total Distributions	(0.07)	(0.11)	(0.19)	(0.29)	(0.42)

Net asset value, end of period	$9.82	$9.79	$9.76	$9.58	$9.44

Total return(d)	1.02%	1.49%	3.86%	4.60%	3.83%
Ratios/Supplemental data:
Net Assets at the end of year (in thousands)	$545,176	$477,308	$339,138	$386,244	$372,293
Ratio to average net assets:
Expenses	0.35%	0.36%	0.35%	0.34%	0.39% (e)
Net investment income	0.60%	1.03%	1.91%	2.87%	3.88% (e)
Portfolio Turnover Rate	173%	283%	280%	293%	241%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(e)	Custody credits earned in the year ended August 31, 2008 had no effect on ratios.

58

Index

1	Summary Sections

1 Money Market Portfolio

6 Ultra-Short Duration Government Portfolio

12 Short Duration Portfolio

18	Important Additional Information

19	Additional Information about the Portfolios’ Investment Objectives & Risks

27	Service Providers

32	Dividends

34	Shareholder Guide

34 How to Buy Investor Shares

39 How to Sell Investor Shares

43 Distribution and Service Fees

45	Taxation

46	Appendix A Additional Information on Portfolio Risks, Securities and Techniques

55	Appendix B Financial Highlights

Trust For Credit Unions

Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Money Market, Ultra-Short Duration Government and Short Duration Portfolios’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
¢ By mail:

Trust for Credit Unions

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

                                 or

Callahan Financial Services, Inc.

1001 Connecticut Avenue, N.W. - Suite 1001

Washington, D.C. 20036

¢ On the internet:	SEC EDGAR database – http://www.sec.gov (text-only) CFS – http://www.trustcu.com

You may review and obtain copies of Portfolio documents by visiting the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies of Portfolio documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

PART B

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR CREDIT UNIONS

4400 Computer Drive

Westborough, MA 01581

• Money Market Portfolio

TCU Shares (TCUXX)

• Ultra-Short Duration Government Portfolio

TCU Shares (TCUUX)

• Short Duration Portfolio

TCU Shares (TCUDX)

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI should be read in conjunction with the Prospectus dated December 28, 2012 (the “Prospectus”), relating to the offering of TCU Shares of the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio of Trust for Credit Unions (collectively, the “Portfolios”). A copy of the Prospectus may be obtained without charge from Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

The audited financial statements and related report of Tait, Weller & Baker LLP, independent registered public accounting firm, for the fiscal year ended August 31, 2012 for each Portfolio contained in the Portfolios’ 2012 annual report are incorporated herein by reference in the section “Financial Statements.” Information in the financial statements for periods prior to the fiscal year ended August 31, 2011 was audited by the Portfolios’ former independent registered public accounting firm. The annual report may be obtained by writing to the address above or calling the toll-free numbers above. No other portions of the Portfolios’ annual report are incorporated herein by reference.

The date of this SAI is December 28, 2012.

SHARES OF THE PORTFOLIOS ARE NOT ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U. S. GOVERNMENT, ANY CREDIT UNION OR BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN ITS NET ASSET VALUE PER SHARE AT $1.00 ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS.

INTRODUCTION

Trust for Credit Unions (the “Fund” or the “Trust”) is an open-end, diversified, management investment company (commonly known as a “mutual fund”) offered only to state and federally chartered credit unions. The Fund seeks to achieve a high level of income to the extent consistent with the investment objectives of its investment portfolios. This SAI relates to the offering of the TCU Shares of the Fund’s Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (individually, a “Portfolio”). Prior to October 1, 2012, the Portfolios offered a single class of shares of beneficial interest, which have been redesignated as TCU Shares. Effective October 1, 2012, the Fund’s Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio each offer one additional class of shares, i.e., Investor Shares. Investor Shares are offered in a separate Prospectus and SAI.

As stated in the Prospectus, under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Ultra-Short Duration Government Portfolio will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. For purposes of this policy, the term “net assets” includes any borrowings for investment purposes. To the extent required by the regulations of the Securities and Exchange Commission (“SEC”), the Ultra-Short Duration Government Portfolio will provide its shareholders with sixty days’ notice in the manner prescribed by the SEC before any change is made to the Portfolio’s policy stated in this paragraph.

The Fund was established under Massachusetts law by an Agreement and Declaration of Trust dated September 24, 1987, as most recently amended and restated on August 19, 2011 as a Second Amended and Restated Declaration of Trust (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in separate investment portfolios, and to designate one or more classes of shares of such series. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Investment in the Portfolios relieves investors from the administrative and accounting burdens involved in direct investments, and also provides related benefits as described below.

High Current Income. The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality money market investments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios (the “Bond Portfolios”) seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act. The Bond Portfolios invest in longer-term, higher-yielding securities than a money market fund, and may utilize certain investment techniques not available to a money market fund. Similarly, the yields of the Bond Portfolios are expected to exceed those offered by bank certificates of deposit and money market accounts. However, the Bond Portfolios do not maintain a constant net asset value (“NAV”) per share and are subject to greater fluctuation in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Portfolios are not insured or guaranteed by any government agency.

Relative Stability of Principal. Unlike the Money Market Portfolio which seeks to maintain its NAV per share at $1.00 (although there is no assurance that the Money Market Portfolio will be able to do so on a continuous basis), the Bond Portfolios’ NAVs per share fluctuate. It is expected that over the long-term the volatility of the Bond Portfolios will be low in relation to longer-term bond funds; however, there may be a loss of principal. The Ultra-Short Duration Government Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration equal to that of a Two-Year U.S. Treasury security and a target duration no shorter than that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and no longer than that of the BofA Merrill Lynch One-Year U.S. Treasury Note Index. Similarly, the Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration that will not exceed that of a Three-Year U.S. Treasury security and a target duration equal to that of a Two-Year U.S. Treasury security and by utilizing certain active management techniques to hedge interest rate risk. Duration is a measure of the price sensitivity of a Portfolio, including expected cash flows and mortgage prepayments under a wide range of interest rate scenarios, and is reviewed and recalculated daily. However, there is no assurance that these strategies will be successful. There can be no assurance that Goldman Sachs Asset Management, L.P.’s (“GSAM” or the “Investment Adviser”) estimation of a Portfolio’s duration will be accurate or that the duration of a Portfolio will always remain within the maximum target duration described above.

Liquidity. Because the Portfolios’ shares may be redeemed upon request of a shareholder on any business day at NAV, the Portfolios offer greater liquidity than many competing investments such as certificates of deposit and direct investments in certain mortgage-related securities.

B-4

Experienced Professional Management. Successfully creating and managing a diversified portfolio of mortgage-related securities requires professionals with extensive experience. Members of GSAM’s portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed income securities. At September 30, 2012, they were responsible for approximately $336.6 billion in fixed income assets.

A Sophisticated Investment Process. The Portfolios’ investment process starts with a review of trends for the overall economy as well as for different sectors of the U.S. mortgage and other markets. GSAM’s portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve.

In planning each Portfolio’s strategy, the managers are able to draw upon the economic and fixed income research resources of Goldman, Sachs & Co. (“Goldman Sachs”). They also have access to Goldman Sachs’ proprietary models. Among the quantitative techniques used in the Bond Portfolios’ investment processes are:

• option-adjusted analytics to evaluate relative attractiveness between different securities within the fixed income market and to re-evaluate investments as market conditions change; and

• analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

The portfolio managers may use these and other trading and hedging techniques in response to market and interest rate conditions. In particular, these and other evaluative tools help the portfolio managers select securities with investment characteristics they believe are desirable.

MANAGEMENT

The Declaration of Trust provides that, subject to its provisions, the Fund’s Board of Trustees shall have the power to conduct the business of the Fund and carry on its operations. The Declaration of Trust provides that: (a) the Trustees shall have full power and authority to take or refrain from taking any action, to execute all such contracts and instruments as they deem necessary, proper or desirable to promote the interests of the Fund, and to adopt such accounting and tax accounting practices as they consider appropriate for the Fund or any series or class of shares; (b) a Trustee shall be liable for his or her own bad faith, willful malfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office and shall not be liable for any act or omission or for neglect or wrongdoing; and (c) subject to the preceding clause, the Trustees are not responsible for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, distributor, transfer agent, dealer or other independent contractor of the Trust or for any other action or failure to act.

The Trust’s Leadership Structure

The business and affairs of the Portfolios are managed under the direction of the Board of Trustees (the “Board”) , subject to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy, selecting the Trust’s service providers and overseeing their actions, and appointing officers of the Trust. The officers of the Trust conduct and supervise each Portfolio’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

The Board is currently composed of seven Independent Trustees. The Board has selected James C. Barr, an Independent Trustee, to act as Chairman. Mr. Barr’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Barr will consult with the other Independent Trustees and the Trust’s officers and legal counsel and legal counsel to the Independent Trustees, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel and counsel to the Independent Trustees, to assist the Trustees in performing their oversight responsibilities.

B-5

The Board has established five standing committees – Audit, Valuation, Dividend, Amortized Cost and Product Development Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information pertaining to the Trustees is set forth below.

Independent Trustees(1)

Name, Age and Address (2)	Position(s) Held with Trust	Term of Office and Length of Time Served (3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (4)	Other Directorships Held by Trustee (5)
James C. Barr Age: 77	Chairman and Trustee	Since 1989	Licensed Realtor, Commonwealth of Virginia (2003-Present); Managing Member, J.C.B. Enterprises, L.L.C. (March 1997-Present); Chief Executive Officer, National Milk Producers Federation (March 1985-March 1997).	3	None

Robert M. Coen Age: 73	Trustee	Since 1989	Professor Emeritus of Economics, Northwestern University (September 2007-Present); Professor of Economics, Northwestern University (September 1975-August 2007).	3	None

Rudolf J. Hanley Age: 69	Trustee	Since 2003	President and Chief Executive Officer, SchoolsFirst Federal Credit Union (September 1982-Present).	3	None

Stanley C. Hollen Age: 63	Vice Chairman and Trustee	Since December 2007	President and Chief Executive Officer, Co-Op Financial Services (credit union-owned electronic funds transfer network and processor) (June 2005-Present); President and Chief Executive Officer, Liberty Enterprises (credit union-focused check printing, payment systems, marketing and technology solution provider) (September 2002-June 2005).	3	None

Gary Oakland Age: 60	Trustee	Since 1999	President and Chief Executive Officer, Boeing Employees Credit Union (July 1986-2012).	3	None

B-6

Name, Age and Address (2)	Position(s) Held with Trust	Term of Office and Length of Time Served (3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (4)	Other Directorships Held by Trustee (5)
Eugene A. O’Rourke Age: 67	Trustee	Since December 2007	Managing Director, O’Rourke & Associates (executive search and human resources consulting firm) (2006-Present), Chief Executive Officer (1980-2006); Director, RSM McGladrey Consultants (accounting and consulting to credit unions) (1974-2010); Executive Managing Director (1980-2005).	3	None

Wendell A. Sebastian Age: 68	Trustee	Since 1989	Executive Director, National Credit Union Foundation (June 2010-Present); President and Chief Executive Officer, GTE Federal Credit Union (January 1998-December 2009).	3	None

(1)	The Board of Trustees of the Trust has appointed James F. Regan as a Trustee of the Trust effective January 1, 2013.
(2)	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504.
(3)	Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.
(4)	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.
(5)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Mr. Barr, a licensed realtor, brings to the Board years of senior executive-level management experience in the credit union and farm commodity areas. Mr. Coen has over thirty years of academic experience in economics and university administration. Mr. Hanley has spent decades as a credit union executive. Mr. Hollen has demonstrated leadership and management abilities as evidenced in his senior executive positions in the credit union industry. Mr. Oakland has been an executive in various aspects of the credit union industry for over thirty years. Mr. O’Rourke brings over three decades of financial and accounting experience to the Board, in addition to senior executive-level management experience. Mr. Sebastian, an attorney by training, has spent decades as a senior executive in various aspects of the credit union industry.

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Officers of the Fund

Information pertaining to the officers of the Fund is set forth below.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Charles W. Filson, 68 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	President	Since 1998	Director and President, Callahan Financial Services, Inc. (“CFS”) (November 2001-Present); Treasurer, CFS (October 1987-Present).

Jonathan K. Jeffreys, 34 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	Vice President	Since 2008	Vice President, CFS (June 2001-Present).

Jay E. Johnson, 45 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	Treasurer	Since 2008	Executive Vice President, CFS (December 2001-Present).

Mary Jo Reilly, 64 Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996	Secretary	Since 2008	Partner, Drinker Biddle & Reath LLP (law firm) (1998-Present).

Colleen Cummings, 40 BNY Mellon Investment Servicing (US) Inc. (“BNYIS”) (formerly, PNC Global Investment Services (U.S.) Inc. (“PNC”)) 4400 Computer Drive Westborough, MA 01581	Assistant Treasurer	Since 2008	Vice President and Senior Director, Fund Accounting and Administration, BNYIS (formerly PNC) (January 2008-Present); Vice President and Director, PNC (2004-2007); Manager, PNC (1998-2004).

Nigel Linssen, 38 BNYIS 760 Moore Road King of Prussia, PA 19406	Assistant Secretary	Since 2011	Vice President and Counsel, Regulatory Administration, BNYIS (February 2011-Present); Attorney, Montgomery, McCracken, Walker & Rhoads, LLP (2007-2009); Attorney, Corsell Law Group, Ltd. (2006-2007).

(1)	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.

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Beneficial Ownership of Portfolio Shares

Shares of each Portfolio of the Fund are offered solely to state and federally chartered credit unions. For information about shares of the Fund owned by credit unions of which certain Trustees are officers, see “Description of Shares” below.

Standing Board Committees

The Board of Trustees has established five standing committees – Audit, Valuation, Dividend, Amortized Cost and Product Development.

The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. In addition, the Audit Committee is responsible for monitoring the Board of Trustees’ governance practices and adherence to the Fund Governance Policy adopted by the Board of Trustees. Messrs. Coen, O’Rourke and Sebastian currently serve on the Audit Committee. The Audit Committee held five meetings during the fiscal year ended August 31, 2012.

The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Portfolios in accordance with the Trust’s Valuation Procedures. Messrs. Barr and Hanley serve on the Valuation Committee. The Valuation Committee did not meet during the fiscal year ended August 31, 2012.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the Committee, to declare dividends and capital gain distributions consistent with each Portfolio’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Mr. Hollen. The Dividend Committee took written action in lieu of a meeting once each month during the fiscal year ended August 31, 2012.

The Amortized Cost Committee is authorized to act for the Board of Trustees in connection with certain matters relating to the amortized cost procedures adopted by the Board in connection with the pricing of shares of the Money Market Portfolio for purchase, redemption and exchange transactions. Messrs. Barr and Coen serve on the Amortized Cost Committee. The Amortized Cost Committee did not meet during the fiscal year ended August 31, 2012.

The Product Development Committee oversees management’s process for research and development of new investment products to be offered by the Trust and for evaluation of the continuing appropriateness of the investment products currently offered by the Trust. Messrs. Hanley, Oakland and O’Rourke serve on the Product Development Committee. The Product Development Committee held two meetings during the fiscal year ended August 31, 2012.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Portfolios through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through GSAM, Callahan Credit Union Financial Services, LLLP (“CUFSLP”) and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Portfolios are subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Portfolios is the responsibility of GSAM, CUFSLP or other service providers (depending on the nature of the risk) that carry out the Portfolios’ investment management and business affairs. Each of GSAM, CUFSLP and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Portfolios’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from GSAM, CUFSLP or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Portfolios’ portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on GSAM, CUFSLP and other service providers, with respect to the day-to-day activities of the Portfolios, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

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Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Portfolios’ independent registered public accounting firm to ensure that the Portfolios’ audit scope includes risk-based considerations as to the Portfolios’ financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Portfolios’ investments or activities.

Board Compensation

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2012.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expense	Total Compensation from Trust and Fund Complex(1)(2)
Independent Trustees
James C. Barr	$27,412	$0	$27,412
Robert M. Coen	$24,863	$0	$24,863
Rudolf J. Hanley	$25,925	$0	$25,925
Stanley C. Hollen	$20,400	$0	$20,400
Gary Oakland	$19,763	$0	$19,763
Eugene A. O’Rourke	$27,200	$0	$27,200
Joe Peek(3)	$5,525	$0	$5,525
Wendell A. Sebastian	$24,225	$0	$24,225

(1)	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.
(2)	Messrs. Barr, Coen, Hanley, Hollen, Oakland, O’Rourke, Peek and Sebastian voluntarily waived $4,838, $4,387, $4,575, $3,600, $3,487, $4,800, $975 and $4,275, respectively, in compensation during the fiscal year ended August 31, 2012.
(3)	Mr. Peek resigned as a Trustee of the Trustee of the Trust effective December 16, 2011.

Code of Ethics

The Trust, its Investment Adviser and its distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolios.

ADVISORY AND OTHER SERVICES

Investment Adviser

As stated in the Prospectus, GSAM, 200 West Street, New York, New York 10282, acts as the Fund’s investment adviser. GSAM is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs.

As investment adviser, GSAM continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets. The advisory agreement provides that GSAM may render similar services to others so long as its services under such agreement are not impaired thereby. The advisory agreement also provides that, subject to applicable provisions of the 1940 Act, GSAM will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the advisory agreement or the transfer agency agreement. The advisory agreement provides further that the Fund will indemnify GSAM against certain liabilities, including liabilities under federal and state securities laws, or, in lieu thereof, contribute to payment for resulting losses.

The advisory agreement will remain in effect with respect to a particular Portfolio until March 31, 2013, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Investment Restrictions”) or by a majority of the Trustees of the Fund; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the advisory agreement or “interested persons”

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(as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time with respect to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to GSAM or by GSAM on 60 days’ written notice to the Fund.

Expenses borne by the Money Market Portfolio and the Bond Portfolios include, subject to the limitations described in the Prospectus, the fees payable to GSAM, CUFSLP and BNYIS, the fees and expenses of the Fund’s transfer agent, custodian and Chief Compliance Officer, filing fees for the registration or qualification of Portfolio shares under federal and state securities laws, expenses of the organization of the Portfolios, the fees of any trade association of which the Fund is a member, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or loss arising out of any liability of or claim for damages or other relief asserted against the Fund for violation of any law, legal, auditing and tax services fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Portfolios’ shareholders and regulatory authorities, and compensation and expenses of the Trustees.

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the following annual rates, as a percentage of each Portfolio’s average daily net assets:

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2012
Money Market	0.20% on first $300 million, 0.15% on remainder*	0.05%
Ultra-Short Duration Government and Short Duration	0.18% on first $250 million, 0.16% on next $250 million, 0.14% on remainder**	0.15%

*	Effective April 6, 2011, the Investment Adviser has voluntarily agreed to limit its advisory fee to 0.05% of the Money Market Portfolio’s average daily net assets through August 31, 2013. The difference between the stated fees and the actual fees paid reflect this limitation. The Investment Adviser may discontinue or modify this voluntary limitation in the future at its discretion. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Investment Adviser had voluntarily agreed to limit its advisory fee to 0.07% of the Money Market Portfolio’s average daily net assets.
**	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

For the fiscal years ended August 31, 2012, August 31, 2011 and August 31, 2010, the advisory fees paid to GSAM by each Portfolio were as follows:

	2012		2011		2010
Money Market Portfolio	$288,675	+	$366,956	+	$356,374	+
Ultra-Short Duration Government Portfolio	$859,465		$679,861		$669,008
Short Duration Portfolio	$772,294		$698,940		$536,796

+	Waived additional advisory fees in the amount of $216,506, $252,037 and $552,784, respectively, for such periods. Without waivers, the Money Market Portfolio would have paid advisory fees of $505,181, $618,993 and $909,158, respectively, for such periods.

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Portfolio Managers of the Bond Portfolios – Other Accounts Managed by the Portfolio Managers

Set forth below with respect to each portfolio manager of each of the Bond Portfolios is information concerning (a) the number of other accounts for which the portfolio manager is primarily responsible for day-to-day management and the total assets in such accounts, within each of three categories, i.e. registered investment companies, other pooled investment vehicles and other accounts, and (b) the number of accounts in each of such categories and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account.

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number Of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)
Ultra-Short Duration Government Portfolio and Short Duration Portfolio
James P. McCarthy	15	126,596	49	87,825	186	56,449	0	0	0	0	3	2,374
Dave Fishman	15	126,596	49	87,825	186	56,449	0	0	0	0	3	2,374

*	This information is as of August 31, 2012.

Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more of the Portfolios as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolios and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Portfolios have adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager’s management of the Portfolios’ investments and the investments of other accounts, see “Goldman Sachs Potential Conflicts of Interest for Trust for Credit Unions and Other Investment Company Accounts” below.

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Portfolio Managers – Compensation

Fixed Income Team Base Salary and Performance Bonus. Compensation for portfolio managers of GSAM is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year, which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

The benchmarks for the Bond Portfolios are:

Ultra-Short Duration Government Portfolio: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index.

Short Duration Portfolio: BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the Portfolios. Other factors may also be considered including: (1) general client/shareholder orientation; and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Portfolios They Manage

The portfolio managers are not permitted to invest in the Bond Portfolios, which may be purchased only by state and federally chartered credit unions.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
Ultra-Short Duration Government Portfolio
James P. McCarthy	None
Dave Fishman	None
Short Duration Portfolio
James P. McCarthy	None
Dave Fishman	None

*	This information is as of August 31, 2012.

Distributor

Callahan Financial Services, Inc. (“CFS”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, DC 20036-5504, a Delaware corporation, serves as the distributor of the Fund. CFS, a broker-dealer registered under the Securities Exchange Act of 1934, as amended, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

CFS has entered into a distribution agreement with the Fund to sell shares of the Portfolios upon the terms and at the current offering price described in the Prospectus. Shares of the Fund are offered and sold on a continuous basis by the distributor, acting as agent. CFS is not obligated to sell any certain number of shares of the Portfolios.

Transfer Agent

BNYIS, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency services agreement dated as of January 14, 2008 (the “Transfer Agency Agreement”), under which BNYIS: (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of the

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shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Fund’s Board of Trustees concerning the operations of the Fund. BNYIS may, on 30 days’ notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of The Bank of New York Mellon Corporation. For the services provided pursuant to the Transfer Agency Agreement, BNYIS receives fees of $20.00 per account per year, subject to a base monthly fee of $3,000 per Portfolio. The Fund pays BNYIS certain additional fees for its services, including transaction charges, fees for voice response and Internet services, and certain out-of-pocket expenses.

For the last three fiscal years, the transfer agency fees paid to BNYIS by each Portfolio were as follows:

	2012	2011	2010
Money Market Portfolio	$45,877	$59,316	$71,271
Ultra-Short Duration Government Portfolio	$63,693	$56,790	$50,256
Short Duration Portfolio	$60,990	$53,956	$46,012

Administration Services

As stated in the Prospectus, CUFSLP acts as administrator for the Fund. In carrying out its duties, CUFSLP has undertaken to: (a) review the preparation of reports and proxy statements to shareholders, the periodic updating of the Prospectus, this SAI and the Registration Statement and the preparation of all other reports filed with the SEC; (b) periodically review the services performed by the Investment Adviser, the custodian, the distributor and the transfer agent, and make such reports and recommendations to the Trustees of the Fund concerning the performance of such services as the Trustees reasonably request or as CUFSLP deems appropriate; (c) negotiate changes to the terms and provisions of the Fund’s advisory agreement, the custodian agreement and the Transfer Agency Agreement, to the extent requested by the Trustees of the Fund; and (d) provide the Fund with personnel to perform such executive, administrative and clerical services as may be reasonably requested by the Trustees of the Fund.

In addition, CUFSLP has undertaken to: (a) provide facilities, equipment and personnel to serve the needs of investors, including communications systems and personnel to handle shareholder inquiries; (b) develop and monitor investor programs for credit unions; (c) provide assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Fund; (d) inform GSAM in connection with the portfolio management of the Fund as to anticipated purchases and redemptions by shareholders and new investors; (e) provide information and assistance in connection with the registration of the Fund’s shares in accordance with state securities requirements; (f) make available and distribute information concerning the Fund to shareholders as requested by the Fund; (g) handle shareholder problems and calls relating to administrative matters; (h) provide advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Fund; (i) provide assistance in connection with the preparation of the Fund’s periodic financial statements and annual audit as reasonably requested by the Fund or the Fund’s independent accountants; (j) furnish stationery and office supplies; and (k) generally assist in the Fund’s operations.

As compensation for its services and its assumption of certain expenses, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Fee
Money Market	0.10%
Ultra-Short Duration Government	0.05%
Short Duration	0.05%

CUFSLP has agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the TCU Shares of the Money Market Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets attributable to TCU Shares. This expense reduction/limitation will remain in effect through at least December 31, 2013 and, prior to such date, CUFSLP may not terminate the arrangement without the approval of the Trust’s Board of Trustees. Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. Prior to February 1, 2009, CUFSLP voluntarily agreed to limit its administration fees with respect to the Money Market Portfolio to 0.02% of the Portfolio’s average daily net assets. Effective February 1, 2009, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.05% of the first $300 million of average daily net assets, 0.04% of the next $700 million of average daily net assets, 0.03% of the next $1 billion of average daily net assets and 0.02% of average daily net assets over $2 billion. This limitation may be terminated at any time at the option of CUFSLP. Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2013.

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For the last three fiscal years, the administration fees earned by CUFSLP were as follows:

	2012		2011		2010
Money Market Portfolio	$0	*	$0	*	$66,619	*
Ultra-Short Duration Government Portfolio	$278,719		$216,537		$209,328
Short Duration Portfolio	$250,481		$222,321		$167,729

*	Waived additional administration fees in the amount of $37,859, $111,243 and $442,486, respectively.

The administration agreement will remain in effect until March 31, 2013, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the administration agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The administration agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Disinterested Trustees or by vote of the majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to CUFSLP or by CUFSLP on 60 days’ written notice to the Fund. The administration agreement provides that it may be amended by the mutual consent of the Fund and CUFSLP, but the consent of the Fund must be approved by vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such amendment. The administration agreement will terminate automatically if assigned (as defined in the 1940 Act).

The administration agreement provides that CUFSLP will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the agreement. The agreement provides further that the Fund will indemnify CUFSLP against certain liabilities, including liabilities under the federal and state securities laws or, in lieu thereof, contribute to payment for resulting losses.

The credit unions listed below are currently the limited partners with equal interests in CUFSLP. As of September 30, 2012, these credit unions had total assets of approximately $51 billion from 22 different states.

John Fenton, President

Affinity Federal Credit Union

Kyle Markland, President

Affinity Plus Federal Credit Union

J. David Osborn, President

Ron Kampwerth, Chief Financial Officer

Anheuser-Busch Employees Credit Union

Merrill Mann, President

APCO Employees Credit Union

Douglas Ferraro, President

Bellco Credit Union

Benson Porter, President

Kathy Elser, Chief Financial Officer

Boeing Employees Credit Union

Mark Spenny, Chief Executive Officer

Citizens Equity First Credit Union

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Chuck Purvis, Chief Executive Officer

Coastal Federal Credit Union

Dennis Pierce, President

Richard Baumgartner, Chief Financial Officer

Community America Credit Union

Jim Regan, President

Digital Federal Credit Union

Scott Winwood, President

First Choice America Community Federal Credit Union

Gregory Mitchell, President/Chief Executive Officer

First Technology Credit Union

Joseph Brancucci, Chief Executive Officer

Brad Baker, Chief Financial Officer

GTE Federal Credit Union

Donna Bland, President/Chief Executive Officer

The Golden 1 Credit Union

Mark Cochran, President and Chief Executive Officer

Susan Gruber, Chief Financial Officer

Jeanne D’Arc Credit Union

David Snodgrass, President

Brian McVeigh, Chief Financial Officer

Lake Trust Credit Union

Tom Ryan, President and Chief Executive Officer

Greg Manweiler, Vice President Finance

Langley Federal Credit Union

Maurice Smith, President

Local Government Federal Credit Union

Douglas M. Allman, President

Rhonda Bazey, Vice President-Finance

NASA Federal Credit Union

Juli Anne Callis, President

Tim Duvall, Vice President

NIH Federal Credit Union

Terry Laudick, President

New Mexico Educators Federal Credit Union

Brad Beal, President

Paul Parrish, Sr. Vice President

One Nevada Federal Credit Union

Kenneth Burns, President

Scott Waite, Senior Vice President

Patelco Credit Union

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Wayne Bunker, President

Linda Bruzzone, Chief Financial Officer

Provident Credit Union

Stephen Hennigan, President

San Antonio Federal Credit Union

Rudy Hanley, President

Erin Mendez, Vice President, Finance

SchoolsFirst Federal Credit Union

Doug Samuels, President

Tom Baldwin, Chief Financial Officer

Space Coast Credit Union

Thomas Dorety, President/Chief Executive Officer

Linda Darling, Senior Executive Vice President/Chief Operating Officer

Suncoast Schools Federal Credit Union

Paul Marsh, Chief Executive Officer

Amy Sink, Chief Financial Officer

Teachers Credit Union

Stephanie Sherrodd, President/Chief Executive Officer

Texas Dow Employees Credit Union

Barry Nelson, Chief Operating Officer

Travis Federal Credit Union

Rich Helber, President

Ralph Cheplak, Chief Financial Officer

Tropical Financial Credit Union

Greg Gallant, President

Jack Carlow, Vice President-Finance

Tulsa Federal Employees Credit Union

Tony Budet, President

Yung Tran, Chief Financial Officer

University Federal Credit Union

Frank Berrish, President

Ken Burt, Chief Financial Officer

Visions Federal Credit Union

Doug Fecher, President and Chief Executive Officer

Wright-Platt Credit Union, Inc.

BNYIS also provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to an administration and accounting services agreement dated as of January 14, 2008. For its services under the administration and accounting services agreement, BNYIS is entitled to receive fees at the annual rate of 0.02% of each Portfolio’s average daily net assets, subject to annual base fees of $10,000 for the Money Market Portfolio and $50,000 for each Bond Portfolio. BNYIS also is entitled to receive certain fees for services in connection with compliance support and regulatory filings and receives reimbursement for certain out-of-pocket expenses.

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For the fiscal years ended August 31, 2012, August 31, 2011 and August 31, 2010, the accounting and administration fees earned by BNYIS were as follows:

	2012	2011	2010
Money Market Portfolio	$39,380	$46,693	$111,818
Ultra-Short Duration Government Portfolio	$163,609	$136,616	$133,732
Short Duration Portfolio	$152,194	$138,930	$117,093

Custodian

The Bank of New York Mellon (the “Custodian”), located One Wall Street, New York, New York 10286, is the custodian of the Fund’s assets pursuant to a custodian services agreement between PFPC Trust Company and the Fund dated January 14, 2008 as assigned to the Custodian effective January 24, 2011 (the “Custodian Agreement”). Under the Custodian Agreement, the Custodian: (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

As compensation for its services under the Custodian Agreement, the Custodian is entitled to a fee, payable monthly, calculated at the annual rate of 0.005% of the first $500 million of each Portfolio’s average daily gross assets, and .004% of each Portfolio’s average gross assets exceeding $500 million. The Fund also pays the Custodian certain transaction fees and reimburses the Custodian for certain out-of-pocket expenses.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP serves as the Portfolios’ independent registered public accounting firm. In addition to audit services, Tait, Weller & Baker LLP reviews the Portfolios’ federal and state tax returns, and provides assistance on accounting, internal control and related matters.

PORTFOLIO TRANSACTIONS

In connection with portfolio transactions for the Fund, which are generally done at a net price without a broker’s commission (i.e., a dealer is dealing with the Fund as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security), the Fund’s advisory agreement provides that GSAM shall attempt to obtain the best net price and the most favorable execution. On occasions when GSAM deems the purchase or sale of a security to be in the best interests of a Portfolio as well as its other customers (including any other Portfolio or other investment company or advisory account for which GSAM acts as investment adviser), the advisory agreement provides that GSAM, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by GSAM in the manner it considers to be most equitable and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the size of the position obtainable for such Portfolio. To the extent that the execution and price offered by more than one dealer are believed to be comparable, the advisory agreement permits GSAM, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Fund with brokerage or research services.

The Portfolios are prohibited, in accordance with Rule 12b-1 under the 1940 Act, from compensating a broker or dealer for any promotion or sale of Fund shares by directing to such broker or dealer the Fund’s portfolio transactions or by making any payment to such broker or dealer received or to be received (which payment may include commissions, mark-ups or mark-downs or other fees) from the Fund’s portfolio transactions effected through another broker or dealer. However, the Portfolios may direct portfolio transactions to a broker or dealer that promotes or sells shares of the Fund if the Fund’s Board of Trustees approves policies and procedures designed to ensure that the selection of such brokers is not influenced by considerations about the sale of Fund shares. Accordingly, the Trustees (including a majority of the Trustees who are not interested Trustees) have approved policies permitting the Fund to direct portfolio securities transactions to a broker or dealer that promotes or sells shares of the Fund subject to the prohibitions that: (a) all persons responsible for selecting such brokers or dealers (including but not limited to trading desk personnel and portfolio managers) may not take into account in connection with their selections the promotion or sale of shares issued by the Fund or any

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other registered investment company, and (b) the Fund, GSAM, and CFS, as the Fund’s distributor, may not enter into any agreement or understanding under which the Fund or GSAM directs, or is expected to direct, portfolio transactions or any payment to a broker or dealer in consideration for the promotion or sale of shares of the Fund or any other registered investment company. It is anticipated that the Fund will not direct its portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund, except for portfolio securities transactions with Goldman Sachs (or its affiliates) pursuant to an exemptive order (or orders) issued by the SEC.

During the fiscal year ended August 31, 2012, the Portfolios acquired and sold securities issued by the following entities, which were the Portfolios’ regular broker-dealers as defined in Rule 10b-1 under the 1940 Act, or their parents: BNP Paribas Securities Corp., Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner and Smith Inc., and UBS Securities LLC. As of August 31, 2012, the Portfolios did not hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.

GOLDMAN SACHS POTENTIAL CONFLICTS OF INTEREST FOR

TRUST FOR CREDIT UNIONS AND OTHER

INVESTMENT COMPANY ACCOUNTS

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Portfolios

Goldman Sachs (which, for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, Goldman Sachs provides a wide range of financial services to a substantial and diversified client base. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments for its own accounts and for the accounts of clients and of its personnel, through client accounts and the relationships and products it sponsors, manages and advises (such Goldman Sachs or other client accounts (including the Portfolios), relationships and products collectively, the “Accounts”). Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets, and the securities and issuers, in which the Portfolios may directly and indirectly invest. As a result, Goldman Sachs’ activities and dealings, including on behalf of the Portfolios, may affect the Portfolios in ways that may disadvantage or restrict the Portfolios and/or benefit Goldman Sachs or other Accounts.

The following are descriptions of certain conflicts and potential conflicts that may be associated with the financial or other interests that the Investment Adviser and Goldman Sachs may have in transactions effected by, with, and on behalf of the Portfolios. They are not, and are not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV, which prospective shareholders should review prior to purchasing Portfolio shares. A copy of Part 1 and Part 2 of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part 2 of the Investment Adviser’s Form ADV will be provided to shareholders or prospective shareholders upon request.

Other Activities of Goldman Sachs, the Sale of Portfolio Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, may have relationships (both involving and not involving the Portfolios, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Portfolios. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Portfolios in connection with such relationships. As a result of these relationships, distributors, consultants and other parties may have conflicts that create incentives for them to promote the Portfolios. To the extent permitted by applicable law, Goldman Sachs and the Portfolios may make payments to authorized dealers and other financial intermediaries and to salespersons (collectively, “Intermediaries”) from time to time to promote the Portfolios. These payments may be made out of Goldman Sachs’ assets, or amounts payable to Goldman Sachs. These payments may create an incentive for a particular Intermediary to highlight, feature or recommend the Portfolios.

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Allocation of Investment Opportunities Among the Portfolios and Other Accounts

The Investment Adviser may manage or advise multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are similar to the Portfolios and may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Portfolios. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization and initial public offerings/new issues) or where the liquidity of such investment opportunities is limited.

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Portfolios, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Portfolios. The simultaneous management of Accounts that pay greater fees or other compensation and the Portfolios may create a conflict of interest as the Investment Adviser may have an incentive to favor Accounts with the potential to receive greater fees. For instance, the Investment Adviser may be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations as an investment adviser. However, the amount, timing, structuring or terms of an investment by the Portfolios may differ from, and performance may be lower than, the investments and performance of other Accounts.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that personnel of the Investment Adviser making portfolio decisions for Accounts will make purchase and sale decisions and allocate investment opportunities among Accounts consistent with its fiduciary obligations. These policies and procedures may result in the pro rata allocation of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in many other cases the allocations reflect numerous other factors as described below. Accounts managed by different portfolio management teams are generally viewed separately for allocation purposes. There will be cases where certain Accounts receive an allocation of an investment opportunity when the Portfolios do not.

Personnel of the Investment Adviser involved in decision-making for Accounts may make allocation related decisions for the Portfolios and other Accounts by reference to one or more factors, including without limitation: the Account’s portfolio and its investment horizons, objectives, guidelines and restrictions (including legal and regulatory restrictions); strategic fit and other portfolio management considerations, including different desired levels of investment for different strategies; the expected future capacity of the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity considerations; and the availability of other appropriate investment opportunities. Suitability considerations, reputational matters and other considerations may also be considered. The application of these considerations may cause differences in the performance of different Accounts that have similar strategies. In addition, in some cases the Investment Adviser may make investment recommendations to Accounts where the Accounts make the investment independently of the Investment Adviser, which may result in a reduction in the availability of the investment opportunity for other Accounts (including the Portfolios) irrespective of the Investment Adviser’s policies regarding allocation of investments. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management”) of the Investment Adviser’s Form ADV.

The Investment Adviser may, from time to time, develop and implement new trading strategies or seek to participate in new investment opportunities and trading strategies. These opportunities and strategies may not be employed in all Accounts or pro rata among Accounts where they are employed, even if the opportunity or strategy is consistent with the objectives of such Accounts.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

Notwithstanding anything in the foregoing, the Portfolios may or may not receive, but in any event will have no rights with respect to, opportunities sourced by Goldman Sachs businesses and affiliates. Such opportunities or any portion thereof may be offered to other Accounts, Goldman Sachs, all or certain investors in the Portfolios, or such other persons or entities as determined by Goldman Sachs in its sole discretion. The Portfolios will have no rights and will not receive any compensation related to such opportunities.

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Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Portfolio Shares

Goldman Sachs and its personnel have interests in promoting sales of Portfolio shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Portfolio shares over interests in other Accounts.

Management of the Portfolios by the Investment Adviser

Potential Restrictions and Issues Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to information and personnel in other areas of Goldman Sachs, and generally will not be able to manage the Portfolios with the benefit of information held by such other areas. Such other areas, including without limitation, Goldman Sachs’ prime brokerage and administration businesses, will have broad access to detailed information that is not available to the Investment Adviser, including information in respect of markets and investments, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by the Portfolios or acquire certain positions on behalf of the Portfolios, or take other actions. Goldman Sachs will be under no obligation or fiduciary or other duty to make any such information available to the Investment Adviser or personnel of the Investment Adviser involved in decision-making for the Portfolios. In addition, Goldman Sachs will not have any obligation to make available any information regarding its trading activities, strategies or views, or the activities, strategies or views used for other Accounts, for the benefit of the Portfolios.

Valuation of the Portfolio’s Investments

The Investment Adviser, while not the primary valuation agent of the Portfolios, performs certain valuation services related to securities and assets in the Portfolios. The Investment Adviser values securities and assets in the Portfolios according to its valuation policies and may value an identical asset differently than another division or unit within Goldman Sachs or another Account values the asset, including because such other division or unit or Account has information regarding valuation techniques and models or other information that it does not share with the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may face a conflict with respect to such valuations as they affect the Investment Adviser’s compensation.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

The Investment Adviser’s decisions and actions on behalf of the Portfolios may differ from those on behalf of other Accounts. Advice given to, or investment or voting decisions made for, one or more Accounts may compete with, affect, differ from, conflict with, or involve timing different from, advice given to or investment decisions made for the Portfolios. The extent of Goldman Sachs’ activities in the global financial markets may have potential adverse effects on the Portfolios. Goldman Sachs, the clients it advises, and its personnel have interests in and advise Accounts which have investment objectives or portfolios similar to or opposed to those of the Portfolios, and/or which engage in and compete for transactions in the same types of securities and other instruments as the Portfolios. Transactions by such Accounts may involve the same or related securities or other instruments as those in which the Portfolios invest, and may negatively affect the Portfolios or the prices or terms at which the Portfolios’ transactions may be effected. For example, Accounts may engage in a strategy while the Portfolios are undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Portfolios. The Portfolios and Goldman Sachs may also vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Portfolios. Accounts may also invest in or extend credit to different classes of securities or different parts of the capital structure of the same issuer and classes of securities that are subordinate or senior to, securities in which the Portfolios invest. As a result, Goldman Sachs and the Accounts may pursue or enforce rights or activities, or refrain from pursuing or enforcing rights or activities, with respect to a particular issuer in which the Portfolios have invested. The Portfolios could sustain losses during periods in which Goldman Sachs and other Accounts achieve profits. The negative effects described above may be more pronounced in connection with transactions in, or the Portfolios’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Goldman Sachs and its personnel may make investment decisions or recommendations, provide differing investment views or have views with respect to research or valuations that are inconsistent with, or adverse to, the interests and activities of the Portfolios. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation to make available to the Portfolios any research or analysis prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Portfolios and such investment decisions can differ from investment

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decisions or recommendations by Goldman Sachs on behalf of other Accounts. Goldman Sachs may, on behalf of other Accounts and in accordance with its management of such Accounts, implement an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Portfolios. The relative timing for the implementation of investment decisions or strategies among Accounts and the Portfolios may disadvantage the Portfolios. Certain factors, for example, market impact, liquidity constraints, or other circumstances, could result in the Portfolios receiving less favorable trading results or incurring increased costs associated with implementing such investment decisions or strategies, or being otherwise disadvantaged.

Subject to applicable law, the Investment Adviser may cause the Portfolios to invest in securities, bank loans or other obligations of companies affiliated with Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divesting of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investments in and activities with respect to such companies.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Portfolios) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be fair and equitable over time. The portfolio management teams currently base their trading periods and rotation schedules on the relative amounts of assets managed for different client categories (e.g., unconstrained client accounts, “wrap program” accounts, etc.) and, as a result, the Portfolios may trade behind other Accounts. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

Investments in Goldman Sachs Money Market Portfolios

To the extent permitted by applicable law, the Short Duration Portfolio may invest in money market funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment, and fees to the Investment Adviser in its capacity as manager of the Portfolio will not be reduced thereby (i.e., there could be “double fees” involved in making any such investment because Goldman Sachs could receive fees with respect to both the management of the Portfolio and such money market funds). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Portfolio will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Portfolios in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Portfolios, the Portfolios may, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities with respect to redeeming investors and remaining investors.

Goldman Sachs May Act in a Capacity Other Than Investment Adviser to the Portfolios

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of the Portfolios, may enter into transactions in securities and other instruments with or through Goldman Sachs, and may cause the Portfolios to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Portfolios on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for

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the Portfolios. Goldman Sachs may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions, and has developed policies and procedures in relation to such transactions and conflicts. Any principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law (which may include disclosure and consent).

Goldman Sachs May Act in Multiple Commercial Capacities

To the extent permitted by applicable law, Goldman Sachs may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Portfolios or issuers of securities held by the Portfolios. Goldman Sachs may be entitled to compensation in connection with the provision of such services, and the Portfolios will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and may take commercial steps in its own interests in connection with providing such services that negatively affect the Portfolios. For example, Goldman Sachs may require repayment of all or part of a loan at any time and from time to time or cause the Portfolios to default, liquidate their assets or redeem positions more rapidly (and at significantly lower prices) than might otherwise be desirable. In addition, due to its access to and knowledge of the Portfolios, markets and securities based on its other businesses, Goldman Sachs may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held directly or indirectly by the Portfolios in a manner that may be adverse to the Portfolios. Goldman Sachs may also derive benefits from providing services to the Portfolios, which may enhance Goldman Sachs’ relationships with various parties, facilitate additional business development and enable Goldman Sachs to obtain additional business and generate additional revenue.

To the extent permitted by applicable law, Goldman Sachs may create, write, sell, issue, invest in or act as placement agent or distributor of derivative instruments related to the Portfolios, or with respect to underlying securities or assets of the Portfolios, or which may be otherwise based on or seek to replicate or hedge the performance of the Portfolios. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Portfolios.

Goldman Sachs may make loans or enter into asset-based or other credit facilities or similar transactions that are secured by a client’s assets or interests, including Portfolio shares, interests in an Account or assets in which the Portfolios or an Account has an interest. In connection with its rights as lender, Goldman Sachs may take actions that adversely affect the Account and which may in turn adversely affect the Portfolios (e.g., a Portfolio holding the same type of security that is providing the credit support to the borrower Account may be disadvantaged when the borrower Account liquidates assets in response to an action taken by Goldman Sachs).

Code of Ethics and Personal Trading

Each of the Portfolios and Goldman Sachs, as each Portfolio’s Investment Adviser and distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the 1940 Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Portfolios, and may also take positions that are the same as, different from, or made at different times than, positions taken by the Portfolios. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov. Additionally, Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, proxy voting decisions made by the Investment Adviser with respect to securities held by the Portfolios may benefit the interests of Goldman Sachs and Accounts other than the Portfolios.

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Potential Limitations and Restrictions on Investment Opportunities and Activities of the Investment Adviser and the Portfolios

The Investment Adviser may restrict its investment decisions and activities on behalf of the Portfolios in various circumstances, including as a result of applicable regulatory requirements, information held by Goldman Sachs, Goldman Sachs’ internal policies and/or potential reputational risk or disadvantage to Accounts, including the Portfolios, and Goldman Sachs. As a result, the Investment Adviser might not engage in transactions for the Portfolios in consideration of Goldman Sachs’ activities outside the Portfolios (e.g., the Investment Adviser may refrain from making investments for the Portfolios that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution). In addition, the Investment Adviser is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Portfolios. The Investment Adviser may also limit the activities and transactions engaged in by the Portfolios, and may limit its exercise of rights on behalf of or in respect of the Portfolios, for reputational or other reasons, including where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related transaction to that being considered on behalf of the Portfolios, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, or where such activity or transaction or the exercise of such rights on behalf of or in respect of the Portfolios could affect Goldman Sachs, the Investment Adviser or their activities.

Brokerage Transactions

The Investment Adviser may select broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Portfolios, their affiliates and other Goldman Sachs personnel with proprietary or third party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. As a result, the Investment Adviser may pay for such brokerage and research services with “soft” or commission dollars.

Brokerage and research services may be used to service the Portfolios and any or all other Accounts, including in connection with Accounts other than those that pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, the brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Portfolios based on the amount of commissions paid by the Portfolios in comparison to such other Accounts. The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Trades by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may combine or aggregate purchase or sale orders for the same security for multiple clients (sometimes called “bunching”) (including Accounts that are proprietary to Goldman Sachs), so that the orders can be executed at the same time. The Investment Adviser aggregates orders when the Investment Adviser considers doing so appropriate and in the interests of its clients generally. In addition, under certain circumstances trades for the Portfolios may be aggregated with Accounts that contain Goldman Sachs assets.

When a bunched order is completely filled, the Investment Adviser generally will allocate the securities purchased or proceeds of sale pro rata among the participating Accounts, based on the purchase or sale order. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

The Investment Adviser does not bunch or aggregate orders for different Portfolios, or net buy and sell orders for the same Portfolio, if portfolio management decisions relating to the orders are made separately, or if bunching, aggregating or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated trades than on trades for Portfolios that are not aggregated, and incur lower transaction costs on netted trades than trades that are not netted. Where transactions for a Portfolio are not aggregated with other orders, or not netted against orders for the Portfolio, the Portfolio may not benefit from a better price and lower commission rate or lower transaction cost.

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TAXATION

The following is a summary of the principal U.S. federal income, and certain state and local, tax consequences applicable to the Fund and its Portfolios. This summary does not address special tax rules applicable to state and federally chartered credit unions. Each prospective shareholder is urged to consult its own tax adviser with respect to the specific federal, state and local tax consequences of investing in each Portfolio. The summary is based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and such changes may be retroactive.

General

Each Portfolio is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Portfolio generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of the loss. For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Portfolio in its taxable year beginning September 1, 2011 and in subsequent taxable years are permitted to be carried forward indefinitely. On August 31, 2012, the Portfolios had the following amounts of capital loss carryforwards, expiring in the years indicated:

Portfolio	2013	2014	2015	2016	2017	2018	2019
Ultra-Short Duration Government	$(18,747,166)	$(3,307,602)	$(1,903,494)	$(199,455)	$—	$—	$(163,234)
Short Duration	$0	$(4,572,224)	$(5,253,669)	$—	$—	$(3,825,043)	$—
Money Market	$—	$—	$—	$—	$—	$—	$—

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On August 31, 2012, the following Portfolio had a capital loss carryforward which may be carried forward indefinitely with the retained tax character as set forth below:

Portfolio	Short Term	Long Term
Ultra-Short Duration Government	$—	$(300,085)

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

AMORTIZED COST VALUATION

As stated in the Prospectus, the Money Market Portfolio seeks to maintain a NAV of $1.00 per share and, in this regard, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method values a security at its cost on the date of acquisition and thereafter assumes a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity that uses available indications of market value to value its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if it purchased shares of the Portfolio on that day, than would result from investment in a portfolio utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Trustees, in supervising the Fund’s operations and delegating special responsibilities involving portfolio management to GSAM, are obligated, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio’s investment objective, to stabilize the NAV of such Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodically monitoring the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value, considering whether steps should be taken in the event such Market Value Difference exceeds 1/2 of 1%, and the taking of such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, canceling shares without monetary consideration, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. Available indications of market value used by the Fund consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments; and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

In order to continue to use the amortized cost method of valuation for its investments, the Money Market Portfolio must comply with Rule 2a-7. See “Investment Restrictions.”

Generally, the maturity of an instrument held by the Money Market Portfolio shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features that satisfy certain regulatory requirements may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a floating rate of

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interest may be deemed to have a maturity equal to one day; (c) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a variable rate of interest, the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (e) an instrument with a floating rate of interest, the principal of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity of one day; (f) an instrument with a floating rate of interest the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; (g) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities; and (h) investment in another money market fund may be treated as having a maturity equal to the period of time within which the acquired money market fund is required to make payment upon redemption, unless the acquired money market fund has agreed in writing to provide redemption proceeds within a shorter time period, in which case the maturity of such investment may be deemed to be the shorter period.

OTHER INFORMATION REGARDING NET ASSET VALUE

As used in the Prospectus and this SAI, for purposes of processing purchase, redemption and exchange orders, the term “business day” refers to those days the New York Stock Exchange is open, which are Monday through Friday except for holidays (in the case of the Money Market Portfolio, holidays include days on which Chicago, Boston or New York Banks are closed for local holidays). For the year 2013, such holidays are: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (Money Market Portfolio only), Veterans’ Day (Money Market Portfolio only), Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. On those days when one of such organizations closes early, Goldman Sachs reserves the right to advance the time on that day by which purchase and redemption requests must be received to become effective, provided that the current NAV of each share shall be computed at least once on such days.

The proceeds received by each Portfolio from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio or class of shares of the Portfolio and constitute the underlying assets of that Portfolio or class of shares. The underlying assets of each Portfolio or class of shares will be segregated on the books of account, and will be charged with the liabilities in respect of such Portfolio or class of shares and with a share of the general liabilities of the Fund. Expenses of the Fund with respect to the Portfolios or classes of shares are generally allocated in proportion to the NAVs of the respective Portfolios or classes of shares except where allocations of direct expenses can otherwise be fairly made.

DESCRIPTION OF SHARES

The Declaration of Trust provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration of Trust and to have become a party thereto. As mentioned in the Introduction, the Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in different investment portfolios, and to designate one or more classes of shares of such series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in two separate classes of shares of the Portfolios: TCU Shares and Investor Shares. Investor Shares are discussed in a separate Statement of Additional Information. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Under the terms of the Declaration of Trust, each share of each series has a par value of $.001, represents an equal proportionate interest in a particular investment portfolio with each other share of that investment portfolio (subject to the rights and preferences with respect to separate classes of shares of that investment portfolio) and is entitled to such dividends out of the income belonging to such investment portfolio as are declared by the Trustees. Upon liquidation of an investment portfolio, shareholders thereof are entitled to share pro rata in the net assets belonging to that investment portfolio available for distribution. Shares are freely transferable and do not entitle the holder to preference, preemptive appraisal, dissenters’, conversion or exchange rights, except as the Trustees may determine with respect to any investment portfolio or class of shares. TCU Shares, when issued as described in the Prospectus, are fully paid and non-assessable, except as expressly set forth below. In the interest of economy, certificates representing Fund shares are not issued.

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As a general matter, the Fund does not hold annual or other meetings of shareholders. This is because the Declaration of Trust provides for shareholder voting only for the election of Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees or consent of shareholders in lieu of a meetings for the election of Trustees and until the election and qualification of his or her successor, or until such Trustee sooner dies, becomes incapacitated, resigns or is removed by the shareholders or two-thirds of the Trustees.

Any Trustee may be removed by the shareholders with or without cause at any time by vote of those shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose. The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, or for any other matter, when requested in writing to do so by the holders of record of not less than 10% of the outstanding shares required to vote at such meeting.

In addition to Trustee election or removal as described herein, the Declaration of Trust provides for shareholder voting only: (a) with respect to any matter as to which shareholder approval is required by the 1940 Act; (b) with respect to any termination or reorganization of the Fund or any Portfolio or class or shares to the extent and as provided in the Declaration of Trust; (c) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or the name of any investment portfolio or class of shares; adding to the Trustees’ duties and powers or the Trustees surrendering any rights or powers given to them herein; curing any ambiguity, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or making any other provisions with respect to matters or questions arising thereunder which will not be inconsistent with the provisions thereof eliminating or modifying any provision thereof which (i) incorporates, memorializes or sets forth an existing requirement imposed by or under any U.S. federal or state statute or any rule, regulation or interpretation thereof or thereunder; or (ii) any rule, regulation, interpretation or guideline of any federal or state agency, now or hereafter in effect, including without limitation requirements set forth in the 1940 Act, to the extent any change in applicable law liberalizes, eliminates or modifies any requirements; and making any other change that does not impair the exemption from personal liability of the Fund’s shareholders, Trustees, officers, employees and agents or any voting rights or other rights of shareholders prescribed by U.S. and federal laws; and to the extent deemed necessary by the Trustees to conform the Declaration of Trust to the requirements of applicable U.S. federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or if requested or required to do so, by any U.S. federal agency or by a state Blue Sky commissioner or similar official; (d) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or any Portfolio or the shareholders of either; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-Laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.

Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trustees or any officer. The Declaration of Trust provides for indemnification out of Fund property of any shareholder charged or held personally liable for the obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust also provides that the Fund shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (a) each share of a Portfolio or class of shares is entitled to one vote, with fractional shares being entitled to proportionate fractional votes, or (b) each dollar of net asset value (number of shares owned times net asset value per share of such Portfolio or class of shares) shall be entitled to one vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shares do not have cumulative voting rights. The Declaration of Trust provides that on any matter submitted to a vote of the shareholders, all shares entitled to vote, irrespective of investment portfolio or class of shares, shall be voted in the aggregate and not by investment portfolio or class except that: (a) as to any matter with respect to which a separate vote of any investment portfolio is required by the 1940 Act or is required by attributes applicable to any investment portfolio or class of shares or is required by any Rule 12b-1 plan, such requirements as to a separate vote by the investment portfolio or share class shall apply in lieu of the aggregate voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more investment portfolios or classes of shares, then subject to (c) below, the shares of all other investment portfolios shall vote as a single investment portfolio; and (c) as to any matter which does not affect the interest of a particular investment portfolio, only shareholders of the affected investment portfolio shall be entitled to vote thereon.

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Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

Control persons are presumed to control a Portfolio for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of a Portfolio’s outstanding voting securities. As of December 3, 2012, APCO Employees Credit Union owned 50.09% of the Money Market Portfolio’s outstanding voting securities and Digital Federal Credit Union beneficially owned 33.59% of the Short Duration Portfolio’s outstanding voting securities. As of December 3, 2012, the outstanding shares of the Money Market Portfolio, the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio were 249,643,597.660, 70,610,547.188, and 55,754,551.572, respectively. To the Fund’s knowledge, as of such date, the only entities which may have owned 5% or more of the outstanding shares of each of the Portfolios were as follows:

Registration Name	Percent (%) Ownership
Money Market Portfolio:

APCO Employees Credit Union Attn: Blane Mink 750 17th Street North Birmingham, AL 35203-2020	50.09%

Ultra-Short Duration Government Portfolio:

SchoolsFirst FCU Attn: Michael Faulwell 2115 N Broadway Santa Ana, CA 92706-2613	12.57%

Digital Federal Credit Union Attn: Heather Lemaire 220 Donald Lynch Blvd PO Box 9130 Marlborough, MA 01752-9130	11.91%

Patelco Credit Union Attn: Scott Waite SVP/CFO PO Box 8020 Pleasanton, CA 94588-8601	11.61%

Boeing Employees Credit Union Attn: Kerry Thurman 12770 Gateway Drive Tukwila, WA 98168-3344	11.07%

Orange County’s Credit Union Attn: Greg Krause 1701 E. Saint Andrew Pl. Santa Ana, CA 92705-4934	9.60%

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Suncoast Schools Federal Credit Union Attn: Accounting Department 6801 E. Hillsborough Avenue Tampa, FL 33610-4197	8.92%

Jeanne D’Arc Credit Union Attn: Susan M. Gruber 1 Tremont Place Lowell, MA 01854-3658	8.83%

Short Duration Portfolio:

Digital Federal Credit Union Attn: Heather Lemaire 220 Donald Lynch Blvd PO Box 9130 Marlborough, MA 01752-9130	33.59%

SchoolsFirst FCU Attn: Michael Faulwell 2115 N Broadway Santa Ana, CA 92706-2613	12.21%

SESLOC Federal Credit Union Attn: Bertha Foxford 11491 Los Osos Valley Road San Luis Obispo, CA 93405-6400	8.68%

APCO Employees Credit Union Attn: Blane Mink 750 17th Street North Birmingham, AL 35203-2020	8.25%

Citizens Equity First Credit Union Attn: Accounting Department PO Box 1715 Peoria, IL 61656-1715	6.69%

Tropical Federal Credit Union Attn: John Frearson 3050 Corporate Way Miramar, FL 33025-6548	6.48%

Certain Trustees of the Fund are officers of credit unions that invest in the Portfolios. The approximate percentages of the Portfolios’ outstanding shares that were owned by these credit unions in the aggregate as of December 3, 2012 were as follows: Money Market Portfolio – 2.00%; Ultra-Short Duration Government Portfolio – 12.57%; and Short Duration Portfolio – 12.21%.

INCOME

Substantially all of the net investment income (determined on a tax basis) of the Money Market Portfolio will be declared as a dividend on each day. The Bond Portfolios each intend to declare a daily dividend (payable monthly) determined with the objective of distributing the majority of their net investment income (determined on a tax basis) while enhancing the stability of principal. Over the course of the fiscal year, dividends accrued and paid will constitute substantially all of the Portfolios’ net investment income. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will generally increase and as interest rates decline, dividends will generally be reduced). Because the Bond Portfolios invest in mortgage-related securities that are subject to prepayments, the Fund cannot predict precisely the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above current income levels, which will constitute a return of capital.

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Net investment income of the Money Market Portfolio or class of shares (from the time of the immediately preceding determination thereof) consists of: (i) interest accrued or discount accreted (including both original issue and market discount) on the assets of such Portfolio or class of shares and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of the amortization of market premium and the estimated expenses of such Portfolio or class of shares.

Net investment income of each Bond Portfolio or class of shares consists of: (i) interest accrued, discount accreted on certain Portfolio securities and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of (a) premiums amortized on certain Portfolio securities and (b) the estimated expenses of such Portfolio or class of shares. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. Effective starting with the fiscal year ended August 31, 2004, the Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize market premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such amortization reduces taxable ordinary income available for distribution.

The net investment income of the Portfolios or classes of shares is determined by BNYIS on a daily basis. On days on which NAV is calculated, this determination is made immediately prior to the calculation of the Portfolios’ or classes of shares’ NAV.

Payment of dividends with respect to net investment income will be paid on the last calendar day of each month in additional shares of the applicable Portfolio or class of shares at the NAV per share on such day, unless cash distributions are elected, in which case payment will be made by Federal Reserve wire on the first business day of the succeeding month.

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

ADJUSTABLE AND FIXED RATE MORTGAGE LOANS AND

MORTGAGE-RELATED SECURITIES

The Nature of Adjustable and Fixed Rate Mortgage Loans

The following is a general description of the adjustable and fixed rate mortgage loans which may be expected to underlie the mortgage-related securities in which the Bond Portfolios may invest. The actual mortgage loans underlying any particular issue of mortgage-related securities may differ materially from those described below.

Adjustable Rate Mortgage Loans (“ARMs”). The Bond Portfolios may invest in ARMs. ARMs included in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination. ARMS allow a Portfolio to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields for the Portfolio.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments that are more or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to accumulate equity and may increase the likelihood of default by such

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borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases, but may result in increased credit exposure and prepayment risks for lenders.

ARMs also have the risk of prepayments. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. The value of mortgage-related securities that are structured as pass-through mortgage securities collateralized by ARMs is less likely to rise during periods of declining interest rates than the value of fixed-rate securities during such periods. Accordingly, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment resulting in lower yields to a Portfolio. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to “lock-in” a fixed-rate mortgage. On the other hand, during periods of rising interest rates, the value of ARMs will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Portfolio’s investment in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments.

There are two main categories of indices that provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Indices commonly used for this purpose include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of ARMS held by the Portfolios and, therefore, in the net asset value of the Portfolios’ shares, will be a fraction of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Fixed Rate Mortgage Loans. The Bond Portfolios may invest in fixed rate mortgage loans. Generally, fixed rate mortgage loans included in mortgage pools (the “Fixed Rate Mortgage Loans”) will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed Rate Mortgage Loans provide for a large final “balloon” payment upon maturity.

Legal Considerations of Mortgage Loans. The following is a discussion of certain legal and regulatory aspects of the ARMs and Fixed Rate Mortgage Loans expected to underlie the mortgage-related securities in which the Bond Portfolios may invest. This discussion is not exhaustive, and does not address all of the legal or regulatory aspects affecting ARMs and Fixed Rate Mortgage Loans. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Portfolios’ investments in both privately-issued mortgage-related securities (in the case of the Short Duration Portfolio) and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored enterprises (“U.S. Government Securities”) by delaying the Portfolios’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.	Foreclosure. A foreclosure of a defaulted mortgage loan may be delayed due to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee’s right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the mortgage loan. Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.	Rights of Redemption. In some states, after foreclosure of a mortgage loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee’s ability to sell the property.

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3.	Legislative Limitations. In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgage property, alter the mortgage loan repayment schedule and grant priority to certain liens over the lien of the mortgage loan. If a court relieves a borrower’s obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.	“Due-on-Sale” Provisions. Fixed rate mortgage loans may contain a so-called “due-on-sale” clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a “due-on-sale” clause upon a transfer of property. The inability to enforce a “due-on-sale” clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

5.	Usury Laws. Some states prohibit charging interest on mortgage loans in excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

6.	Recent Governmental Action and Proposed Legislation and Regulation. The rise in the rate of foreclosures of properties in certain states or localities has resulted in legislative, regulatory and enforcement action in such states or localities seeking to prevent or restrict foreclosures, particularly in respect of residential mortgage loans. Actions have also been brought against issuers and underwriters of residential mortgage-related securities collateralized by such residential mortgage loans and investors in such residential mortgage-related securities. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, and consequently, could adversely impact the yields and distributions a Portfolio may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans. For example, the recently-enacted Helping Families Save Their Homes Act of 2009 authorizes bankruptcy courts to assist bankrupt borrowers by restructuring residential mortgage loans secured by a lien on the borrower’s primary residence. Bankruptcy judges are permitted to reduce the interest rate of the bankrupt borrower’s residential mortgage loan, extend its term to maturity to up to 40 years or take other actions to reduce the borrower’s monthly payment. As a result, the value of, and the cash flows in respect of, the mortgage-related securities collateralized by these residential mortgage loans may be adversely impacted, and, as a consequence, a Portfolio’s investment in such mortgage-related securities could be adversely impacted. Other federal legislation, including the Home Affordability Modification Program (“HAMP”), encourages servicers to modify residential mortgage loans that are either already in default or are at risk of imminent default. Furthermore, HAMP provides incentives for servicers to modify residential mortgage loans that are contractually current. This program, as well other legislation and/or governmental intervention designed to protect consumers, may have an adverse impact on servicers of residential mortgage loans by increasing costs and expenses of these servicers while at the same time decreasing servicing cash flows. Such increased financial pressures may have a negative effect on the ability of servicers to pursue collection on residential mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on the sale of underlying residential mortgaged properties following foreclosure. Other legislative or regulatory actions include insulation of servicers from liability for modification of residential mortgage loans without regard to the terms of the applicable servicing agreements. The foregoing legislation and current and future governmental regulation activities may have the effect of reducing returns to a Portfolio to the extent it has invested in mortgage-related securities collateralized by these residential mortgage loans.

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Mortgage-Related Securities

Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The investment characteristics of adjustable and fixed rate mortgage-related securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal of mortgage-related securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Portfolio purchases mortgage-related securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect, increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors (such as changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ equity in the mortgage properties and servicing decisions). The timing and level of prepayments cannot be predicted. A predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on outstanding mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). Generally, prepayments on mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by a Portfolio are likely to be greater during a period of declining mortgage interest rates. If general interest rates decline, such prepayments are likely to be reinvested at lower interest rates than the Portfolio was earning on the mortgage-related securities that were prepaid. Due to these factors, mortgage-related securities may be less effective than U.S. Treasury and other types of debt securities of similar maturity at maintaining yields during periods of declining interest rates. Because the Portfolios’ investments are interest-rate sensitive, each Portfolio’s performance will depend in part upon the ability of a Portfolio to anticipate and respond to fluctuations in market interest rates and to utilize appropriate strategies to maximize returns to the Portfolio, while attempting to minimize the associated risks to its investment capital. Prepayments may have a disproportionate effect on certain mortgage-related securities and other multiple class pass-through securities, which are discussed below.

The rate of interest paid on mortgage-related securities is normally lower than the rate of interest paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as the Government National Mortgage Association (“GNMA”), and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-related securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-related securities and this delay reduces the effective yield to the holder of such securities.

The issuers of certain mortgage-backed obligations may elect to have the pool of mortgage loans (or indirect interests in mortgage loans) underlying the securities treated as a real estate mortgage investment conduit (“REMIC”), which is subject to special federal income tax rules.

A description of the types of mortgage-related securities in which the Portfolios may invest is provided below. The descriptions are general and summary in nature, and do not detail every possible variation of the types of securities that are permissible investments for the Portfolios.

1. Private Mortgage Pass-Through Securities

General Characteristics. The Short Duration Portfolio may invest in privately issued mortgage pass-through securities (“Mortgage Pass-Throughs”) which represent participation interests in pools of private mortgage loans conveyed to the issuing trust and generally serviced for the trust by the originator. For federal income tax purposes, such trusts are generally treated as grantor trusts or REMICs and, in either case, are generally not subject to any significant amount of federal income tax at the entity level. Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

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Each mortgage pool underlying Mortgage Pass-Throughs will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on the mortgaged properties (the “Mortgaged Properties”). The Mortgaged Properties will consist of residential properties upon which are located detached individual dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, rowhouses, manufactured homes, individual units in planned unit developments and other attached dwelling units, vacation homes, second homes, residential investment properties or properties with mixed residential and commercial uses. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs that in turn will ultimately evidence interests in mortgage loans.

The seller or servicer of the underlying mortgage obligations will generally make representations and warranties to certificate holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation generally constitutes the sole remedy available to the related certificate holders or the trustee for the material breach of any such representation or warranty by the seller or servicer.

Description of Certificates. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index. Subclasses of certificates as to which a REMIC election has been made may have the features and structures described below under the caption “Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations.”

Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the Mortgage Interest Rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Because certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable Mortgage Interest Rate. In such event, the amount of interest that is treated as deferred interest will generally be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate holders as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

Ratings. The ratings assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate holders under the agreements pursuant to which such certificates are issued. A rating agency’s ratings normally take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating agency’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating agency to a certificate may not address the possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and that, as a result of such recharacterization, payments on such certificates may be affected.

Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Portfolios may have invested or may in the future be invested), and may continue to do so in the future. In the event that any mortgage-related security held by a Portfolio is placed on credit watch or downgraded, the value of such mortgage-related security may decline and the Portfolio invested in such security may consequently experience losses in respect of such mortgage-related security.

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Types of Credit Support. Mortgage pools created by non-governmental issuers generally offer a higher yield than government and government-related pools because of the absence of direct or indirect government or agency payment guarantees. To lessen the effect of failures by obligors on underlying assets to make payments, Mortgage Pass-Throughs may contain elements of credit support. Such credit support falls generally into two classes: liquidity protection and protection against losses resulting from default by an obligor on the underlying mortgages. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the mortgages in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

Subordination; Shifting of Interest; Reserve Fund. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal prepayments received during the preceding prepayment period (“shifting interest credit enhancement”). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificate is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

In addition to providing for a preferential right of the senior certificate holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the “Reserve Fund”). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

The subordination feature and a Reserve Fund are intended to enhance the likelihood of timely receipt by senior certificate holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans (“Realized Losses”). Realized Losses remaining after application of such amounts may be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses may be allocated pro rata among all certificate holders in proportion to their respective outstanding interests in the mortgage pool.

Alternative Credit Enhancement. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

Voluntary Advances. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer may agree to make advances of cash for the benefit of certificate holders, but normally only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

Optional Termination. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (for example, 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

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2. Government Mortgage-Related Securities

As stated in the Prospectus, certain mortgage-related securities acquired by the Portfolios will be issued or guaranteed by the U.S. Government or one of its agencies, instrumentalities or sponsored enterprises, such as GNMA, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (collectively, “Government Mortgage-Related Securities”). Each Portfolio may invest in Government Mortgage-Related Securities. GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, because of the ability of FNMA and FHLMC to borrow from the U.S. Treasury, historically they have generally been viewed by the market as high quality securities with low credit risks. There are several types of guaranteed mortgage-related securities currently available, including guaranteed mortgage pass-through certificates and multiple-class securities, which include guaranteed REMIC and CMO pass-through certificates. The Portfolios will be permitted to invest in other types of Government Mortgage-Related Securities that may be available in the future to the extent such investment is consistent with their respective investment policies and objectives. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in Government Mortgage-Related Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating Federal sponsorship of FNMA and FHLMC. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of Government Mortgage-Related Securities and the Portfolios’ liquidity and value. In addition, many U.S. Government Securities purchased by the Portfolios, including those issued by FNMA and FHLMC, are not backed by the full faith and credit of the United States. The maximum potential liability of FNMA and FHLMC may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.

Events Related to FHLMC and FNMA. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about FHLMC’s and FNMA’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors, and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements (“SPAs”) with each of FHLMC and FNMA which established the Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA, which stock was issued in connection with financial contributions from the Treasury to FHLMC and FNMA. The Treasury has also: (i) established a new secured lending credit facility, which was available to FHLMC, FNMA and the Federal Home Loan Banks, which was intended to serve as a liquidity backstop, and which will be available until December 2012; and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by FHLMC and FNMA.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of this senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-related securities portfolios, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered FNMA’s and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a

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result of the senior preferred stock investment made by the Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-related securities guaranteed by FHLMC and FNMA, including any such mortgage-related securities held by the Portfolios.

GNMA Certificates. GNMA is a wholly owned corporate instrumentality of the United States. GNMA is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the Veterans Administration (“VA”), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the U.S. Treasury in an unlimited amount. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on GNMA certificates.

FNMA Certificates. FNMA is a stockholder-owned corporation chartered under an act of the United States Congress. Generally, FNMA Certificates are issued and guaranteed by FNMA and represent an undivided interest in a pool of mortgage loans (a “Pool”) formed by FNMA. A Pool consists of residential mortgage loans either previously owned by FNMA or purchased by it in connection with the formation of the Pool. The mortgage loans may be either conventional mortgage loans (i.e., not insured or guaranteed by any U.S. Government agency) or mortgage loans that are either insured by the FHA or guaranteed by the VA. However, the mortgage loans in FNMA Pools are primarily conventional mortgage loans. The lenders originating and servicing the mortgage loans are subject to certain eligibility requirements established by FNMA.

FNMA has certain contractual responsibilities. With respect to each Pool, FNMA is obligated to distribute scheduled installments of principal and interest after FNMA’s servicing and guaranty fee, whether or not received, to certificate holders. FNMA is also obligated to distribute to holders of certificates an amount equal to the full principal balance of any foreclosed mortgage loan, whether or not such principal balance is actually recovered. The obligations of FNMA under its guaranty of the FNMA certificates are obligations solely of FNMA. See “Recent Events Relating to FHLMC and FNMA.”

FHLMC Certificates. FHLMC is a publicly held U.S. Government sponsored enterprise. A principal activity of FHLMC currently is the purchase of first lien, conventional, residential and multi-family mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily FHLMC certificates. A FHLMC certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a “FHLMC certificate group”) purchased by FHLMC.

FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such certificate (whether or not received on the underlying loans). FHLMC also guarantees to each registered certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of FHLMC under its guaranty of FHLMC certificates are obligations solely of FHLMC. See “Recent Events Relating to FHLMC and FNMA.”

The mortgage loans underlying the FHLMC certificates will consist of adjustable rate or fixed rate mortgage loans with original terms of maturity of up to forty years. These mortgage loans are usually secured by first liens on one to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating FHLMC. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

3. Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations

The Bond Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests, including those described below.

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Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until all other certificates having an earlier final scheduled distribution date have been retired and such Z-Bonds are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of a CMO (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the CMOs. If prepayment rates stay within a specified range, the scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

FNMA CMOs are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute the principal balance of each class of CMO in full, whether or not sufficient funds are otherwise available.

For FHLMC CMOs, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction but the receipt of the required payments may be delayed. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

Some CMOs may have interest rates that reset periodically. Some of these interest rates may be leveraged in that new rates are based on a multiple of a specified index or change inversely to changes in a specified index. Some CMOs may be subject to an interest rate cap or floor, which limit the maximum or minimum rates paid on the CMO.

The Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS except as follows. The Portfolios may invest in and hold exchangeable collateralized mortgage obligations (exchangeable CMOs) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if:

(i)	At the time of purchase, the ratio of the market price to the remaining principal balance is between .8 and 1.2, meaning that the discount or premium of the market price to par must be less than 20 points; and

(ii)	The offering circular or other official information available at the time of purchase indicates that the notional principal on each underlying IO CMO should decline at the same rate as the principal on one or more of the underlying non-IO CMOs, and that the principal on each underlying PO CMO should decline at the same rate as the principal, or notional principal, on one or more of the underlying non-PO CMOs.

The Portfolios may exercise the exchange option of an exchangeable CMO only if all of the underlying CMOs are permissible investments for the Portfolio. In addition, the Portfolios may accept an exchangeable CMO representing beneficial ownership interests in one or more IO CMOs or PO CMOs as an asset associated with an investment repurchase transaction or as collateral in a securities lending transaction. When the exchangeable CMO is associated with one of these two types of transactions, it need not conform to the conditions stated above.

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Recent Events Relating to the Mortgage-Related Securities Markets and the Overall Economy

The recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted (and continue to result) in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail or seek bankruptcy protection. Since 2008, the market for mortgage-related securities (as well as other asset-backed securities) has been particularly adversely impacted by, among other factors, the failure and subsequent sale of Bear, Stearns & Co. Inc. to J.P. Morgan Chase, the merger of Bank of America Corporation and Merrill Lynch & Co., the insolvency of Washington Mutual Inc., the failure and subsequent bankruptcy of Lehman Brothers Holdings, Inc., the extension of approximately $152 billion in emergency credit by the U.S. Department of the Treasury to American International Group Inc., and, as described above, the conservatorship and the control by the U.S. government of FHLMC and FNMA. Furthermore, the global markets have seen an increase in volatility due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, as well as the sustainability of the European Union itself. Recent concerns over the level and sustainability of the sovereign debt of the United States have aggravated this volatility. No assurance can be made that this uncertainty will not lead to further disruption of the credit markets in the United States or around the globe. These events, coupled with the general global economic downturn, have resulted in a substantial level of uncertainty in the financial markets, particularly with respect to mortgage-related investments.

The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Portfolios. Additionally, a lack of credit liquidity, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions, coupled with high levels of real estate inventory and elevated incidence of underwater mortgages, may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-related securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in value of such mortgage-related securities, including the mortgage-related securities owned by the Portfolios.

The U.S. Government, the Federal Reserve, the U.S. Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC, which, if enacted, would significantly alter the manner in which asset-backed securities, including mortgage-related securities, are issued. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on any of the mortgage-related securities held by the Portfolios is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of any mortgage-related securities held by the Portfolios. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Among its other provisions, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) creates a liquidation framework under which the Federal Deposit Insurance Corporation (the “FDIC”) may be appointed as receiver following a “systematic risk determination” by the Secretary of the Treasury (in consultation with the President) for the resolution of certain nonbank financial companies and other entities, defined as “covered financial companies,” and commonly referred to as “systemically important entities,” in the event such a company is in default or in danger of default and the resolution of such a company under other applicable

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law would have serious adverse effects on the financial stability in the United States, and also for the resolution of certain of their subsidiaries. No assurances can be given that this new liquidation framework would not apply to the originators of asset-backed securities, including mortgage-related securities, or their respective subsidiaries, including the issuers and depositors of such securities, although the expectation embedded in the Dodd-Frank Act is that the framework will be invoked only very rarely. Recent guidance from the FDIC indicates that such new framework will largely be exercised in a manner consistent with the existing bankruptcy laws, which is the insolvency regime that would otherwise apply to the sponsors, depositors and issuing entities with respect to asset-backed securities, including mortgage-related securities. The application of such liquidation framework to such entities could result in decreases or delays in amounts paid on, and hence the market value of, the mortgage-related or asset-backed securities that are owned by a Portfolio.

Recently, delinquencies, defaults and losses on residential mortgage loans have increased substantially and may continue to increase, which may affect the performance of the mortgage-related securities in which the Portfolios may invest. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, in recent months housing prices and appraisal values in many states and localities have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on mortgage-related securities generally (including the mortgage-related securities in which the Portfolios may invest as described above).

The foregoing adverse changes in market conditions and regulatory climate may reduce the cash flow which the Portfolios investing in such mortgage-related securities receive from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-related securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Portfolios, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Portfolios may experience further declines after they are purchased by the Portfolios.

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OTHER INVESTMENT PRACTICES AND SECURITIES

U. S. Government Securities

The Portfolios may invest in U.S. Government Securities. Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (a) the right of the issuer to borrow from the U.S. Treasury, (b) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (c) only the credit of the issuer.

U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

U.S. Government Securities include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities also include (to the extent consistent with the 1940 Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.

Custodial Receipts

The Portfolios may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

Lending of Portfolio Securities

The Bond Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. These loans will be continuously and fully collateralized (with a perfected first priority) by cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Each Bond Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. A Bond Portfolio may lend its securities only pursuant to a written loan and security agreement with the borrower and must receive written confirmation of any loan. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally-chartered credit unions and must mature no later than the maturity of the transaction. For the duration of a loan, each Bond Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. Each Bond Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but each Bond Portfolio will have the right to call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by GSAM to be of good standing, and when, in its judgment, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If GSAM determines to make securities loans, it is expected that during the current fiscal year such loans will not exceed 5% of a Bond Portfolio’s net assets.

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Bank Obligations

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity but may permit early withdrawal subject to penalties, which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Inverse Floating Rate Securities

The Bond Portfolios may, to the extent permitted by the National Credit Union Administration (“NCUA”), invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with securities dealers and banks. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time. The Portfolios generally intend to enter into repurchase agreements that terminate within seven days’ notice by a Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. During the term of the repurchase agreement, GSAM will require the seller to maintain the value of the securities subject to the agreement in an amount that equals or exceeds the repurchase price.

For purposes of the 1940 Act, and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the securities. It is not clear whether for other purposes a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that a Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that GSAM believes follow customary securities industry practice with respect to repurchase agreements; however, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

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Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities.

A Portfolio that enters into a repurchase agreement bears the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Portfolio, together with other registered investment companies having management agreements with GSAM or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies

The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act and the rules thereunder. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds which the Investment Adviser, Goldman Sachs or any of their affiliates serves as investment adviser, administrator or distributor.

Zero Coupon Securities

The Portfolios may purchase zero coupon securities as described in the Prospectus that are issued at a discount to their face value. The zero coupon securities will not have maturity dates of more than ten years from the settlement date. The discount approximates the total amount of interest the securities will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but some also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that provide for regular payments of interest. Each Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

When-Issued Transactions

Each Portfolio may purchase or sell securities in when-issued transactions. In when-issued transactions, the payment obligation and the interest rate are fixed on the trade date, although no interest accrues to the purchaser prior to the settlement date. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. To the extent that a Portfolio remains substantially fully invested at the same time that it has entered into such transactions, which it would normally expect to do, there will be greater fluctuations in the market value of its net assets than if such Portfolio set aside cash to satisfy its purchase commitment. However, the Portfolio will segregate liquid assets at least equal in value to commitments for when-issued securities. When a Portfolio engages in a commitment to purchase or sell securities, the Portfolio relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous.

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Mortgage Dollar Rolls

The Bond Portfolios may enter into mortgage dollar rolls in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. Delivery for all purchases and sales of securities will be by regular-way settlement. During the roll period, a Bond Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Bond Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. All cash proceeds will be invested in instruments that are permissible investments for a Bond Portfolio. Such Bond Portfolio will segregate until the settlement date cash, U.S. Government Securities or other liquid assets in an amount equal to the forward purchase price.

Mortgage dollars rolls involve the following risks: (a) if the broker-dealer to whom a Bond Portfolio sells the security becomes insolvent, the Bond Portfolio’s right to purchase or repurchase the mortgage-related securities may be restricted; and (b) the instrument which the Bond Portfolio is required to repurchase may be worth less than an instrument which the Bond Portfolio originally held. Successful use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Bond Portfolio compared with what such performance would have been without the use of mortgage dollar rolls.

Portfolio Turnover

Each Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year.

A Portfolio may sell an instrument soon after its acquisition if GSAM believes that such disposition is consistent with attaining the investment objectives of the Portfolio. Instruments held by a Portfolio may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such instruments.

Portfolio turnover rate is computed by dividing the lesser of the amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year, and includes purchase and sale transactions entered into in connection with mortgage dollar rolls. A 100% turnover rate would occur, for example, if all of the securities held in such Portfolio were sold and replaced within one year. The rate at which Portfolio transactions occur will depend upon GSAM’s perception of how market conditions will affect such Portfolio. GSAM will not consider portfolio turnover a limiting factor in making investment decisions for a Portfolio consistent with such Portfolio’s investment objective and such Portfolio’s investment management policies. A higher degree of portfolio turnover results in increased transaction costs to such Portfolio in the form of dealer spreads. Because of the exclusion of short-term securities from the calculation of portfolio turnover rates, the portfolio turnover rate for the Money Market Portfolio is expected to be zero for regulatory reporting purposes.

Federal Funds

The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder. The Portfolios’ federal funds loans must also meet the following requirements: (a) the accounts of the borrowing bank must be insured by the Federal Deposit Insurance Corporation; (b) the interest received from the loan must be at the market rate for federal funds transactions; and (c) the transaction must either have a maturity of one or more business days or the Portfolio must be able to require repayment at any time.

Loans of federal funds rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Federal funds are funds held by a regional Federal Reserve Bank for the account of a Fed Member Bank. A loan of federal funds is an unsecured loan at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds by one Fed Member Bank to another. Since, pursuant to an exemption, the borrowing Fed Member Bank is not required to maintain reserves on the borrowed federal funds, the interest rate it pays on such loans is generally higher than the rate it pays on other deposits of comparable size and maturity that are subject to reserve requirements. In addition, a “depository institution” or other exempt institution such as the Fund may under Regulation D of the Board of Governors of the Federal Reserve System in effect make loans of federal funds by instructing a correspondent or other willing Fed Member Bank at which it maintains an account to loan federal funds on its behalf.

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Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ holdings.

INVESTMENT RESTRICTIONS

Except as stated in this section or elsewhere in the Prospectus or this SAI, all investment policies of the Portfolios are non-fundamental and may be changed without shareholder approval.

The investment objective of each Portfolio as stated in the Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described below. In addition, the Fund has adopted the following enumerated fundamental investment restrictions, none of which may be changed with respect to a Portfolio without the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. The Fund may not:

(1) Invest any one Portfolio in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of such Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of (a) in the case of the Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements by such Portfolio of securities collateralized by such obligations; or (b) in the case of the Ultra-Short Duration Government Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances and bank repurchase agreements; or (c) in the case of the Money Market Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances, bank repurchase agreements and other obligations issued or guaranteed by banks (except commercial paper); and provided further that during normal market conditions the Short Duration Portfolio intends to invest at least 25% of the value of its total assets in mortgage-related securities. Note: The current position of the staff of the SEC is that only the Money Market Portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Fund intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.

(2) Invest any one Portfolio in the instruments of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such investment, more than 5% of the value of such Portfolio’s total assets would be invested in the instruments of such issuer, except that (a) up to 25% of the value of the total assets of the Money Market Portfolio and Ultra-Short Duration Government Portfolio may be invested in repurchase agreements, certificates of deposit, bankers’ acceptances, time deposits and federal funds without regard to such 5% limitation; (b) up to 25% of the value of the total assets of the Short Duration Portfolio may be invested without regard to such 5% limit; and (c) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

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(3) Make loans, except through (a) the purchase of debt obligations in accordance with each Portfolio’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with the investment objectives of each Portfolio; (c) the lending of federal funds to qualified financial institutions in accordance with the investment objectives of each Portfolio; and (d) the lending of securities in accordance with the investment objectives of the Bond Portfolios.

(4) Borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.

(5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

(6) Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Purchase or sell commodities or commodity contracts.

(8) Purchase any voting securities except of investment companies (closed-end investment companies in the case of the Money Market Portfolio and Ultra-Short Duration Government Portfolio) solely to the extent permitted by the 1940 Act, or invest in companies for the purpose of exercising control or management. Subject to certain exceptions, the 1940 Act contains a prohibition against the Fund’s investing more than 5% of its total assets in the securities of another investment company, investing more than 10% of its assets in securities of such investment company and all other investment companies or purchasing more than 3% of the total outstanding voting stock of another investment company.

(9) Act as an underwriter of securities.

(10) Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) borrowing of money to the extent permitted herein; or (b) purchasing securities on a when-issued or forward commitment basis.

(11) Purchase any security for the Money Market Portfolio that is restricted as to disposition under federal securities laws (foreign securities traded only in foreign markets are not regarded as restricted).

(12) Purchase any security on margin (except for forward commitment or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

(13) Make short sales of securities or maintain a short position.

(14) Write, purchase or sell puts, calls or combinations thereof.

The Money Market Portfolio must also comply, as a non-fundamental policy, with Rule 2a-7 under the 1940 Act. While a detailed and technical rule, Rule 2a-7 has four basic requirements: portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security held by the Money Market Portfolio not exceed 397 days and that the Money Market Portfolio’s average portfolio maturity and average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. A money market fund may only invest in First Tier and Second Tier Securities (as defined by Rule 2a-7). The Money Market Portfolio, as a matter of non-fundamental policy, only invests in First Tier Securities. Securities which are rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO are “First Tier Securities.” Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier Securities are “Second Tier Securities.” Unrated securities may also be First Tier or Second Tier Securities if they are of comparable quality as determined by the Investment Adviser. In accordance with certain rules, the rating of demand feature or guarantee of a security may be deemed to be the rating of the underlying security. NRSROs include Standard & Poor’s Ratings Service, Moody’s Investors Service and Fitch Ratings. For a description of their rating categories, see Appendix A.

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Portfolio diversification. The Money Market Portfolio may not invest more than 5% of its total assets in the securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements collateralized by such obligations and securities subject to a guarantee or unconditional demand feature (as defined by Rule 2a-7). The Money Market Portfolio may, however, invest up to 25% of its total assets in the First Tier Securities (as defined by Rule 2a-7) of a single issuer for a period of up to three business days after the purchase thereof, although the Portfolio may not make more than one such investment at any time. Investment by the Money Market Portfolio in guarantees and demand features is subject to further diversification requirements. Subject to certain exceptions, immediately after the acquisition of a guarantee or demand feature or a security subject to a guarantee or demand feature, the Money Market Portfolio, with respect to 75% of its total assets, may not have invested more than 10% of its total assets in securities issued by or subject to guarantees and demand features from the same person. Adherence by the Money Market Portfolio to the requirements of Rule 2a-7, which is not fundamental and may be changed in the future without shareholder vote, is considered to be adherence to the requirements of Investment Restriction No. (2) above.

Portfolio liquidity. The Money Market Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio: (i) must hold at least 10% of its total assets in “daily liquid assets” (consisting of cash, direct obligations of the U.S. Government and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). The Money Market Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid securities.

“Value” for the purposes of all investment restrictions shall mean the value used in determining a Portfolio’s NAV.

For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio of the Fund.

Borrowings by the Fund (if any) are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If, due to market fluctuations or other reasons, the total assets of a Portfolio fall below 300% of its borrowings, the Fund will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. No purchases of securities will be made if borrowings exceed 5% of the value of the applicable Portfolio’s assets.

The prohibition against short sales and short positions does not include transactions sometimes referred to as “short sales against the box” where the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

As used in the Prospectus and this SAI with respect to a change in investment objective or fundamental investment restrictions, the approval of an investment advisory agreement or the approval of a distribution agreement, the term “majority of the outstanding shares” of either the Fund or a particular Portfolio of the Fund means the vote of the lesser of (a) 67% or more of the shares of the Fund or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund or such Portfolio.

As stated in the Prospectus, investments purchased by the Portfolios before January 1, 1998 (the effective date of certain amendments to the Rules and Regulations of the NCUA) will be governed by the Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after such date subject to compliance with such former Rules and Regulations. Among other things, prior to January 1, 1998, a Portfolio could also purchase a stripped mortgage-backed security to reduce the interest rate risk of its holdings.

CALCULATION OF PERFORMANCE QUOTATIONS

From time to time, quotations of the Money Market Portfolio’s “yield” and “effective yield,” and the yields and the total returns of the Bond Portfolios may be quoted in advertisements or communications to shareholders. These advertisements and communications may be part of marketing activities conducted by either or both of the Fund’s distributors on behalf of the Portfolios. The performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return data will be calculated separately for TCU Shares and Investor Shares. These performance figures are calculated in the following manner.

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Money Market Portfolio

Yield – the net annualized yield based on a specified seven-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

Effective Yield – the net annualized yield for a specified seven-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7]-1. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Portfolio will vary based on changes in market conditions, the level of interest rates and the level of the Portfolio’s expenses.

In addition, the Money Market Portfolio may quote from time to time its total return in accordance with SEC regulations.

Bond Portfolios

Yield – The yields of the Bond Portfolios are calculated by dividing the net investment income per share (as described below) earned by a Bond Portfolio during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Bond Portfolio’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[([(a-b)/cd]+1)6-1]

Where:

a=	dividends and interest earned during the period.

b=	expenses accrued for the period (net of fee waivers).

c=	the average daily number of shares outstanding during the period that were entitled to receive dividends.

d=	the maximum offering price per share on the last day of the period.

Except as noted below, interest earned on debt obligations held by a Bond Portfolio is calculated by computing the yield to maturity of each obligation held by the Bond Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Bond Portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Bond Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

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The net investment income used for purposes of determining yield may differ from net income used for accounting purposes.

Total Return – The total return of a Bond Portfolio is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Bond Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. The Fund may also advertise from time to time the total return of a Bond Portfolio on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Bond Portfolio computes average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n=ERV

Where:

T=	average annual total return.

ERV=	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p=	hypothetical initial payment of $1,000.

n=	period covered by the computation, expressed in terms of years.

Each Bond Portfolio computes aggregate total return by determining the cumulative rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T=(ERV/P)-1

Under the methods prescribed by the SEC, standardized calculations of average annual total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period (although a Bond Portfolio may also publish non-standardized calculations without this assumption). Calculations of aggregate total return also normally assume the reinvestment of all dividends and capital gains distributions on the reinvestment date during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Year-to-year total return is calculated in a similar manner.

Each of the Portfolios may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by dividing the total distribution per share by the maximum offering price on the last day of the period and then annualizing such amount.

Performance information is based on historical results and is not intended to indicate future performance. Yield, total return and distribution rates will vary based on changes in market conditions, the level of interest rates, and Portfolio expenses. The value of shares of the Bond Portfolios will fluctuate, and an investor’s shares may be worth more or less than their original cost upon redemption.

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OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Fund has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of shareholders and the Fund’s service providers. The policy provides that neither a Portfolio nor any of the Fund’s officers or Trustees, nor the Investment Adviser, the Fund’s distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Portfolio nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Fund’s Chief Compliance Officer. Disclosure to providers of auditing, custody, and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, investors and intermediaries that sell shares of the Fund) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that a Portfolio has a legitimate business purpose for doing so and ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; CFS and CUFSLP; BNYIS; the Fund’s independent registered public accounting firm, Tait Weller & Baker LLP; the Fund’s custodian, The Bank of New York Mellon; the Fund’s legal counsel, Drinker Biddle & Reath LLP; the Fund’s financial printer, R.R. Donnelley; and independent legal counsel to the Fund’s Independent Trustees, Nisen & Elliott. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Portfolios only with the permission of Fund Representatives that have been approved by the Board of Trustees. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, which may include asset allocation or sector/sub-sector allocation, credit quality/issuer allocation and average maturity or duration, subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. The Bond Portfolios may also publish complete portfolio holdings on the Fund’s website as of the end of each fiscal quarter, subject to a thirty calendar-day lag. Each of the Bond Portfolios may publish complete portfolio holdings more frequently than on a fiscal quarter basis, if the Portfolio has a legitimate business purpose for doing so. In addition, the Fund publishes on its website Money Market Portfolio holdings information within five business days after month-end for a period of not less than six months.

Under the policy, the Chief Compliance Officer will periodically supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Chief Compliance Officer is authorized to disclose portfolio holdings information.

Miscellaneous

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC.

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The Registration Statement including the exhibits filed therewith may be examined at the offices of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Capitalized terms, to the extent not otherwise defined herein, shall have the meanings as assigned to them in the Prospectus.

FINANCIAL STATEMENTS

The financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm, contained in the Portfolios’ 2012 Annual Report for the fiscal year ended August 31, 2012 (the “Annual Report”) are hereby incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of any annual report are incorporated by reference herein. Copies of the Annual Report accompany or have preceded this SAI and may be obtained without charge by writing to Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Ave., N.W., Suite 1001, Washington, DC 20036 or by calling the Fund at (800) DIAL TCU (800-342-5828) or CFS at (800) 237-5678 or on the Fund’s website, www.trustcu.com.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS1

Short-Term Credit Ratings

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

Long-Term Credit Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

[1]

The ratings systems described herein are believed to be the most recent ratings systems available from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch, Inc./Fitch Ratings Ltd. at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities throughout the period they are held by a Portfolio.

A-1

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

A-2

PART B

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR CREDIT UNIONS

4400 Computer Drive

Westborough, MA 01581

• Money Market Portfolio

Investor Shares (TCVXX)

• Ultra-Short Duration Government Portfolio

Investor Shares (TCUYX)

• Short Duration Portfolio

Investor Shares (TCUEX)

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI should be read in conjunction with the Prospectus dated December 28, 2012 (the “Prospectus”), relating to the offering of Investor Shares of the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio of Trust for Credit Unions (collectively, the “Portfolios”). A copy of the Prospectus may be obtained without charge from Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

The audited financial statements and related report of Tait, Weller & Baker LLP, independent registered public accounting firm, for the fiscal year ended August 31, 2012 for each Portfolio contained in the Portfolios’ 2012 annual report are incorporated herein by reference in the section “Financial Statements.” Information in the financial statements for periods prior to the fiscal year ended August 31, 2011 was audited by the Portfolios’ former independent registered public accounting firm. The annual report may be obtained by writing to the address above or calling the toll-free numbers above. No other portions of the Portfolios’ annual report are incorporated herein by reference.

The date of this SAI is December 28, 2012.

SHARES OF THE PORTFOLIOS ARE NOT ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U. S. GOVERNMENT, ANY CREDIT UNION OR BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN ITS NET ASSET VALUE PER SHARE AT $1.00 ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS.

INTRODUCTION

Trust for Credit Unions (the “Fund” or the “Trust”) is an open-end, diversified, management investment company (commonly known as a “mutual fund”) offered only to state and federally chartered credit unions. The Fund seeks to achieve a high level of income to the extent consistent with the investment objectives of its investment portfolios. This SAI relates to the offering of the Investor Shares of the Fund’s Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (individually, a “Portfolio”). Each Portfolio also offers an additional class of shares known as TCU Shares. TCU Shares are offered in a separate Prospectus and SAI.

As stated in the Prospectus, under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Ultra-Short Duration Government Portfolio will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. For purposes of this policy, the term “net assets” includes any borrowings for investment purposes. To the extent required by the regulations of the Securities and Exchange Commission (“SEC”), the Ultra-Short Duration Government Portfolio will provide its shareholders with sixty days’ notice in the manner prescribed by the SEC before any change is made to the Portfolio’s policy stated in this paragraph.

The Fund was established under Massachusetts law by an Agreement and Declaration of Trust dated September 24, 1987, as most recently amended and restated on August 19, 2011 as a Second Amended and Restated Declaration of Trust (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in separate investment portfolios, and to designate one or more classes of shares of such series. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Investment in the Portfolios relieves investors from the administrative and accounting burdens involved in direct investments, and also provides related benefits as described below.

High Current Income. The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality money market investments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios (the “Bond Portfolios”) seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act. The Bond Portfolios invest in longer-term, higher-yielding securities than a money market fund, and may utilize certain investment techniques not available to a money market fund. Similarly, the yields of the Bond Portfolios are expected to exceed those offered by bank certificates of deposit and money market accounts. However, the Bond Portfolios do not maintain a constant net asset value (“NAV”) per share and are subject to greater fluctuation in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Portfolios are not insured or guaranteed by any government agency.

Relative Stability of Principal. Unlike the Money Market Portfolio which seeks to maintain its NAV per share at $1.00 (although there is no assurance that the Money Market Portfolio will be able to do so on a continuous basis), the Bond Portfolios’ NAVs per share fluctuate. It is expected that over the long-term the volatility of the Bond Portfolios will be low in relation to longer-term bond funds; however, there may be a loss of principal. The Ultra-Short Duration Government Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration equal to that of a Two-Year U.S. Treasury security and a target duration no shorter than that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and no longer than that of the BofA Merrill Lynch One-Year U.S. Treasury Note Index. Similarly, the Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration that will not exceed that of a Three-Year U.S. Treasury security and a target duration equal to that of a Two-Year U.S. Treasury security and by utilizing certain active management techniques to hedge interest rate risk. Duration is a measure of the price sensitivity of a Portfolio, including expected cash flows and mortgage prepayments under a wide range of interest rate scenarios, and is reviewed and recalculated daily. However, there is no assurance that these strategies will be successful. There can be no assurance that Goldman Sachs Asset Management, L.P.’s (“GSAM” or the “Investment Adviser”) estimation of a Portfolio’s duration will be accurate or that the duration of a Portfolio will always remain within the maximum target duration described above.

Liquidity. Because the Portfolios’ shares may be redeemed upon request of a shareholder on any business day at NAV, the Portfolios offer greater liquidity than many competing investments such as certificates of deposit and direct investments in certain mortgage-related securities.

Experienced Professional Management. Successfully creating and managing a diversified portfolio of mortgage-related securities requires professionals with extensive experience. Members of GSAM’s portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed income securities. At September 30, 2012, they were responsible for approximately $336.6 billion in fixed income assets.

A Sophisticated Investment Process. The Portfolios’ investment process starts with a review of trends for the overall economy as well as for different sectors of the U.S. mortgage and other markets. GSAM’s portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve.

In planning each Portfolio’s strategy, the managers are able to draw upon the economic and fixed income research resources of Goldman, Sachs & Co. (“Goldman Sachs”). They also have access to Goldman Sachs’ proprietary models. Among the quantitative techniques used in the Bond Portfolios’ investment processes are:

•	option-adjusted analytics to evaluate relative attractiveness between different securities within the fixed income market and to re-evaluate investments as market conditions change; and

•	analytics to estimate mortgage prepayments and cash flows under different interest rate scenarios.

The portfolio managers may use these and other trading and hedging techniques in response to market and interest rate conditions. In particular, these and other evaluative tools help the portfolio managers select securities with investment characteristics they believe are desirable.

MANAGEMENT

The Declaration of Trust provides that, subject to its provisions, the Fund’s Board of Trustees shall have the power to conduct the business of the Fund and carry on its operations. The Declaration of Trust provides that: (a) the Trustees shall have full power and authority to take or refrain from taking any action, to execute all such contracts and instruments as they deem necessary, proper or desirable to promote the interests of the Fund, and to adopt such accounting and tax accounting practices as they consider appropriate for the Fund or any series or class of shares; (b) a Trustee shall be liable for his or her own bad faith, willful malfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office and shall not be liable for any act or omission or for neglect or wrongdoing; and (c) subject to the preceding clause, the Trustees are not responsible for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, distributor, transfer agent, dealer or other independent contractor of the Trust or for any other action or failure to act.

The Trust’s Leadership Structure

The business and affairs of the Portfolios are managed under the direction of the Board of Trustees (the “Board”) , subject to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy, selecting the Trust’s service providers and overseeing their actions, and appointing officers of the Trust. The officers of the Trust conduct and supervise each Portfolio’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

The Board is currently composed of seven Independent Trustees. The Board has selected James C. Barr, an Independent Trustee, to act as Chairman. Mr. Barr’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Barr will consult with the other Independent Trustees and the Trust’s officers and legal counsel and legal counsel to the Independent Trustees, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel and counsel to the Independent Trustees, to assist the Trustees in performing their oversight responsibilities.

The Board has established five standing committees – Audit, Valuation, Dividend, Amortized Cost and Product Development Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information pertaining to the Trustees is set forth below.

Independent Trustees(1)

Name, Age and Address (2)	Position(s) Held with Trust	Term of Office and Length of Time Served (3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (4)	Other Directorships Held by Trustee (5)
James C. Barr Age: 77	Chairman and Trustee	Since 1989	Licensed Realtor, Commonwealth of Virginia (2003-Present); Managing Member, J.C.B. Enterprises, L.L.C. (March 1997-Present); Chief Executive Officer, National Milk Producers Federation (March 1985-March 1997).	3	None

Robert M. Coen Age: 73	Trustee	Since 1989	Professor Emeritus of Economics, Northwestern University (September 2007-Present); Professor of Economics, Northwestern University (September 1975-August 2007).	3	None

Rudolf J. Hanley Age: 69	Trustee	Since 2003	President and Chief Executive Officer, SchoolsFirst Federal Credit Union (September 1982-Present).	3	None

Stanley C. Hollen Age: 63	Vice Chairman and Trustee	Since December 2007	President and Chief Executive Officer, Co-Op Financial Services (credit union-owned electronic funds transfer network and processor) (June 2005-Present); President and Chief Executive Officer, Liberty Enterprises (credit union-focused check printing, payment systems, marketing and technology solution provider) (September 2002-June 2005).	3	None

Gary Oakland Age: 60	Trustee	Since 1999	President and Chief Executive Officer, Boeing Employees Credit Union (July 1986-2012).	3	None

Eugene A. O’Rourke Age: 67	Trustee	Since December 2007	Managing Director, O’Rourke & Associates (executive search and human resources consulting firm) (2006-Present), Chief Executive Officer (1980-2006); Director, RSM McGladrey Consultants (accounting and consulting to credit unions) (1974-2010); Executive Managing Director (1980-2005).	3	None

Name, Age and Address (2)	Position(s) Held with Trust	Term of Office and Length of Time Served (3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (4)	Other Directorships Held by Trustee (5)
Wendell A. Sebastian Age: 68	Trustee	Since 1989	Executive Director, National Credit Union Foundation (June 2010-Present); President and Chief Executive Officer, GTE Federal Credit Union (January 1998-December 2009).	3	None

(1)	The Board of Trustees of the Trust has appointed James F. Regan as a Trustee of the Trust effective January 1, 2013.
(2)	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504.
(3)	Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.
(4)	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.
(5)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Mr. Barr, a licensed realtor, brings to the Board years of senior executive-level management experience in the credit union and farm commodity areas. Mr. Coen has over thirty years of academic experience in economics and university administration. Mr. Hanley has spent decades as a credit union executive. Mr. Hollen has demonstrated leadership and management abilities as evidenced in his senior executive positions in the credit union industry. Mr. Oakland has been an executive in various aspects of the credit union industry for over thirty years. Mr. O’Rourke brings over three decades of financial and accounting experience to the Board, in addition to senior executive-level management experience. Mr. Sebastian, an attorney by training, has spent decades as a senior executive in various aspects of the credit union industry.

Officers of the Fund

Information pertaining to the officers of the Fund is set forth below.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Charles W. Filson, 68 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	President	Since 1998	Director and President, Callahan Financial Services, Inc. (“CFS”) (November 2001-Present); Treasurer, CFS (October 1987-Present).

Jonathan K. Jeffreys, 34 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	Vice President	Since 2008	Vice President, CFS (June 2001-Present).

Jay E. Johnson, 45 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20036	Treasurer	Since 2008	Executive Vice President, CFS (December 2001-Present).

Mary Jo Reilly, 64 Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996	Secretary	Since 2008	Partner, Drinker Biddle & Reath LLP (law firm) (1998-Present).

Colleen Cummings, 40 BNY Mellon Investment Servicing (US) Inc. (“BNYIS”) (formerly, PNC Global Investment Services (U.S.) Inc. (“PNC”)) 4400 Computer Drive Westborough, MA 01581	Assistant Treasurer	Since 2008	Vice President and Senior Director, Fund Accounting and Administration, BNYIS (formerly PNC) (January 2008-Present); Vice President and Director, PNC (2004-2007); Manager, PNC (1998-2004).

Nigel Linssen, 38 BNYIS 760 Moore Road King of Prussia, PA 19406	Assistant Secretary	Since 2011	Vice President and Counsel, Regulatory Administration, BNYIS (February 2011-Present); Attorney, Montgomery, McCracken, Walker & Rhoads, LLP (2007-2009); Attorney, Corsell Law Group, Ltd. (2006-2007).

(1)	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.

Beneficial Ownership of Portfolio Shares

Shares of each Portfolio of the Fund are offered solely to state and federally chartered credit unions. For information about shares of the Fund owned by credit unions of which certain Trustees are officers, see “Description of Shares” below.

Standing Board Committees

The Board of Trustees has established five standing committees – Audit, Valuation, Dividend, Amortized Cost and Product Development.

The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. In addition, the Audit Committee is responsible for monitoring the Board of Trustees’ governance practices and adherence to the Fund Governance Policy adopted by the Board of Trustees. Messrs. Coen, O’Rourke and Sebastian currently serve on the Audit Committee. The Audit Committee held five meetings during the fiscal year ended August 31, 2012.

The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Portfolios in accordance with the Trust’s Valuation Procedures. Messrs. Barr and Hanley serve on the Valuation Committee. The Valuation Committee did not meet during the fiscal year ended August 31, 2012.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the Committee, to declare dividends and capital gain distributions consistent with each Portfolio’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Mr. Hollen. The Dividend Committee took written action in lieu of a meeting once each month during the fiscal year ended August 31, 2012.

The Amortized Cost Committee is authorized to act for the Board of Trustees in connection with certain matters relating to the amortized cost procedures adopted by the Board in connection with the pricing of shares of the Money Market Portfolio for purchase, redemption and exchange transactions. Messrs. Barr and Coen serve on the Amortized Cost Committee. The Amortized Cost Committee did not meet during the fiscal year ended August 31, 2012.

The Product Development Committee oversees management’s process for research and development of new investment products to be offered by the Trust and for evaluation of the continuing appropriateness of the investment products currently offered by the Trust. Messrs. Hanley, Oakland and O’Rourke serve on the Product Development Committee. The Product Development Committee held two meetings during the fiscal year ended August 31, 2012.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Portfolios through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through GSAM, Callahan Credit Union Financial Services, LLLP (“CUFSLP”) and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Portfolios are subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Portfolios is the responsibility of GSAM, CUFSLP or other service providers (depending on the nature of the risk) that carry out the Portfolios’ investment management and business affairs. Each of GSAM, CUFSLP and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Portfolios’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from GSAM, CUFSLP or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Portfolios’ portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on GSAM, CUFSLP and other service providers, with respect to the day-to-day activities of the Portfolios, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Portfolios’ independent registered public accounting firm to ensure that the Portfolios’ audit scope includes risk-based considerations as to the Portfolios’ financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Portfolios’ investments or activities.

Board Compensation

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2012.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expense	Total Compensation from Trust and Fund Complex(1)(2)
Independent Trustees
James C. Barr	$27,412	$0	$27,412
Robert M. Coen	$24,863	$0	$24,863
Rudolf J. Hanley	$25,925	$0	$25,925
Stanley C. Hollen	$20,400	$0	$20,400
Gary Oakland	$19,763	$0	$19,763
Eugene A. O’Rourke	$27,200	$0	$27,200
Joe Peek(3)	$5,525	$0	$5,525
Wendell A. Sebastian	$24,225	$0	$24,225

(1)	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.
(2)	Messrs. Barr, Coen, Hanley, Hollen, Oakland, O’Rourke, Peek and Sebastian voluntarily waived $4,838, $4,387, $4,575, $3,600, $3,487, $4,800, $975 and $ 4,275, respectively, in compensation during the fiscal year ended August 31, 2012.
(3)	Mr. Peek resigned as a Trustee of the Trustee of the Trust effective December 16, 2011.

Code of Ethics

The Trust, its Investment Adviser and its distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolios.

ADVISORY AND OTHER SERVICES

Investment Adviser

As stated in the Prospectus, GSAM, 200 West Street, New York, New York 10282, acts as the Fund’s investment adviser. GSAM is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs.

As investment adviser, GSAM continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets. The advisory agreement provides that GSAM may render similar services to others so long as its services under such agreement are not impaired thereby. The advisory agreement also provides that, subject to applicable provisions of the 1940 Act, GSAM will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the advisory agreement or the transfer agency agreement. The advisory agreement provides further that the Fund will indemnify GSAM against certain liabilities, including liabilities under federal and state securities laws, or, in lieu thereof, contribute to payment for resulting losses.

The advisory agreement will remain in effect with respect to a particular Portfolio until March 31, 2013, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Investment Restrictions”) or by a majority of the Trustees of the Fund; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the advisory agreement or “interested persons”

(as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time with respect to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to GSAM or by GSAM on 60 days’ written notice to the Fund.

Expenses borne by the Money Market Portfolio and the Bond Portfolios include, subject to the limitations described in the Prospectus, the fees payable to GSAM, CUFSLP and BNYIS, the fees and expenses of the Fund’s transfer agent, custodian and Chief Compliance Officer, filing fees for the registration or qualification of Portfolio shares under federal and state securities laws, expenses of the organization of the Portfolios, the fees of any trade association of which the Fund is a member, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or loss arising out of any liability of or claim for damages or other relief asserted against the Fund for violation of any law, legal, auditing and tax services fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Portfolios’ shareholders and regulatory authorities, and compensation and expenses of the Trustees.

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the following annual rates, as a percentage of each Portfolio’s average daily net assets:

Portfolio(s)	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2012
Money Market	0.20% on first $300 million, 0.15% on remainder*	0.05%

Ultra-Short Duration Government and Short Duration	0.18% on first $250 million, 0.16% on next $250 million, 0.14% on remainder**	0.15%

*	Effective April 6, 2011, the Investment Adviser has voluntarily agreed to limit its advisory fee to 0.05% of the Money Market Portfolio’s average daily net assets through August 31, 2013. The difference between the stated fees and the actual fees paid reflect this limitation. The Investment Adviser may discontinue or modify this voluntary limitation in the future at its discretion. If this occurs, the Money Market Portfolio’s operating expenses may increase without shareholder approval. Prior to April 6, 2011, the Investment Adviser had voluntarily agreed to limit its advisory fee to 0.07% of the Money Market Portfolio’s average daily net assets.
**	Contractual rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

For the fiscal years ended August 31, 2012, August 31, 2011 and August 31, 2010, the advisory fees paid to GSAM by each Portfolio were as follows:

	2012	2011	2010
Money Market Portfolio	$288,675+	$366,956+	$356,374+
Ultra-Short Duration Government Portfolio	$859,465	$679,861	$669,008
Short Duration Portfolio	$772,294	$698,940	$536,796

+	Waived additional advisory fees in the amount of $216,506, $252,037 and $552,784, respectively, for such periods. Without waivers, the Money Market Portfolio would have paid advisory fees of $505,181, $618,993 and $909,158, respectively, for such periods.

Portfolio Managers of the Bond Portfolios – Other Accounts Managed by the Portfolio Managers

Set forth below with respect to each portfolio manager of each of the Bond Portfolios is information concerning (a) the number of other accounts for which the portfolio manager is primarily responsible for day-to-day management and the total assets in such accounts, within each of three categories, i.e. registered investment companies, other pooled investment vehicles and other accounts, and (b) the number of accounts in each of such categories and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account.

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number Of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)
Ultra-Short Duration Government Portfolio and Short Duration Portfolio
James P. McCarthy	15	126,596	49	87,825	186	56,449	0	0	0	0	3	2,374
Dave Fishman	15	126,596	49	87,825	186	56,449	0	0	0	0	3	2,374

*	This information is as of August 31, 2012.

Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more of the Portfolios as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolios and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Portfolios have adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager’s management of the Portfolios’ investments and the investments of other accounts, see “Goldman Sachs Potential Conflicts of Interest for Trust for Credit Unions and Other Investment Company Accounts” below.

Portfolio Managers – Compensation

Fixed Income Team Base Salary and Performance Bonus. Compensation for portfolio managers of GSAM is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year, which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

The benchmarks for the Bond Portfolios are:

Ultra-Short Duration Government Portfolio: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index.

Short Duration Portfolio: BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the Portfolios. Other factors may also be considered including: (1) general client/shareholder orientation; and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Portfolios They Manage

The portfolio managers are not permitted to invest in the Bond Portfolios, which may be purchased only by state and federally chartered credit unions.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
Ultra-Short Duration Government Portfolio
James P. McCarthy	None
Dave Fishman	None
Short Duration Portfolio
James P. McCarthy	None
Dave Fishman	None

*	This information is as of August 31, 2012.

Distributor

Callahan Financial Services, Inc. (“CFS”), 1001 Connecticut Avenue, N.W., Suite 1001, Washington, DC 20036-5504, a Delaware corporation, serves as the distributor of the Fund. CFS, a broker-dealer registered under the Securities Exchange Act of 1934, as amended, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

CFS has entered into a distribution agreement with the Fund to sell shares of the Portfolios upon the terms and at the current offering price described in the Prospectus. Shares of the Fund are offered and sold on a continuous basis by the distributor, acting as agent. CFS is not obligated to sell any certain number of shares of the Portfolios.

Transfer Agent

BNYIS, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency services agreement dated as of January 14, 2008 (the “Transfer Agency Agreement”), under which BNYIS: (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Fund’s Board of Trustees concerning the operations of the Fund. BNYIS may, on 30 days’ notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of The Bank of New York Mellon Corporation. For the services provided pursuant to the Transfer Agency Agreement, BNYIS receives fees of $20.00 per account per year, subject to a base monthly fee of $3,000 per Portfolio. The Fund pays BNYIS certain additional fees for its services, including transaction charges, fees for voice response and Internet services, and certain out-of-pocket expenses.

For the last three fiscal years, the transfer agency fees paid to BNYIS by each Portfolio were as follows:

	2012	2011	2010
Money Market Portfolio	$45,877	$59,316	$71,271
Ultra-Short Duration Government Portfolio	$63,693	$56,790	$50,256
Short Duration Portfolio	$60,990	$53,956	$46,012

Administration Services

As stated in the Prospectus, CUFSLP acts as administrator for the Fund. In carrying out its duties, CUFSLP has undertaken to: (a) review the preparation of reports and proxy statements to shareholders, the periodic updating of the Prospectus, this SAI and the Registration Statement and the preparation of all other reports filed with the SEC; (b) periodically review the services performed by the Investment Adviser, the custodian, the distributor and the transfer agent, and make such reports and recommendations to the Trustees of the Fund concerning the performance of such services as the Trustees reasonably request or as CUFSLP deems appropriate; (c) negotiate changes to the terms and provisions of the Fund’s advisory agreement, the custodian agreement and the Transfer Agency Agreement, to the extent requested by the Trustees of the Fund; and (d) provide the Fund with personnel to perform such executive, administrative and clerical services as may be reasonably requested by the Trustees of the Fund.

In addition, CUFSLP has undertaken to: (a) provide facilities, equipment and personnel to serve the needs of investors, including communications systems and personnel to handle shareholder inquiries; (b) develop and monitor investor programs for credit unions; (c) provide assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Fund; (d) inform GSAM in connection with the portfolio management of the Fund as to anticipated purchases and redemptions by shareholders and new investors; (e) provide information and assistance in connection with the registration of the Fund’s shares in accordance with state securities requirements; (f) make available and distribute information concerning the Fund to shareholders as requested by the Fund; (g) handle shareholder problems and calls relating to administrative matters; (h) provide advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Fund; (i) provide assistance in connection with the preparation of the Fund’s periodic financial statements and annual audit as reasonably requested by the Fund or the Fund’s independent accountants; (j) furnish stationery and office supplies; and (k) generally assist in the Fund’s operations.

As compensation for its services and its assumption of certain expenses, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Fee
Money Market	0.10%
Ultra-Short Duration Government	0.05%
Short Duration	0.05%

CUFSLP has agreed to reduce or limit “Total Annual Portfolio Operating Expenses” of the Investor Shares of the Money Market Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) to 0.20% of the Portfolio’s average daily net assets attributable to Investor Shares. This expense reduction/limitation will remain in effect through at least December 31, 2013 and, prior to such date, CUFSLP may not terminate the arrangement without the approval of the Trust’s Board of Trustees. Effective May 23, 2012, CUFSLP has agreed voluntarily that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.10% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. Prior to February 1, 2009, CUFSLP voluntarily agreed to limit its administration fees with respect to the Money Market Portfolio to 0.02% of the Portfolio’s average daily net assets. Effective February 1, 2009, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.05% of the first $300 million of average daily net assets, 0.04% of the next $700 million of average daily net assets, 0.03% of the next $1 billion of average daily net assets and 0.02% of average daily net assets over $2 billion.

This limitation may be terminated at any time at the option of CUFSLP. Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2013.

For the last three fiscal years, the administration fees earned by CUFSLP were as follows:

	2012		2011		2010
Money Market Portfolio	$0	*	$0	*	$66,619	*
Ultra-Short Duration Government Portfolio	$278,719		$216,537		$209,328
Short Duration Portfolio	$250,481		$222,321		$167,729

*	Waived additional administration fees in the amount of $37,859, $111,243 and $442,486, respectively.

The administration agreement will remain in effect until March 31, 2013, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the administration agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The administration agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Disinterested Trustees or by vote of the majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to CUFSLP or by CUFSLP on 60 days’ written notice to the Fund. The administration agreement provides that it may be amended by the mutual consent of the Fund and CUFSLP, but the consent of the Fund must be approved by vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such amendment. The administration agreement will terminate automatically if assigned (as defined in the 1940 Act).

The administration agreement provides that CUFSLP will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the agreement. The agreement provides further that the Fund will indemnify CUFSLP against certain liabilities, including liabilities under the federal and state securities laws or, in lieu thereof, contribute to payment for resulting losses.

The credit unions listed below are currently the limited partners with equal interests in CUFSLP. As of September 30, 2012, these credit unions had total assets of approximately $51 billion from 22 different states.

John Fenton, President

Affinity Federal Credit Union

Kyle Markland, President

Affinity Plus Federal Credit Union

J. David Osborn, President

Ron Kampwerth, Chief Financial Officer

Anheuser-Busch Employees Credit Union

Merrill Mann, President

APCO Employees Credit Union

Douglas Ferraro, President

Bellco Credit Union

Benson Porter, President

Kathy Elser, Chief Financial Officer

Boeing Employees Credit Union

Mark Spenny, Chief Executive Officer

Citizens Equity First Credit Union

Chuck Purvis, Chief Executive Officer

Coastal Federal Credit Union

Dennis Pierce, President

Richard Baumgartner, Chief Financial Officer

Community America Credit Union

Jim Regan, President

Digital Federal Credit Union

Scott Winwood, President

First Choice America Community Federal Credit Union

Gregory Mitchell, President/Chief Executive Officer

First Technology Credit Union

Joseph Brancucci, Chief Executive Officer

Brad Baker, Chief Financial Officer

GTE Federal Credit Union

Donna Bland, President/Chief Executive Officer

The Golden 1 Credit Union

Mark Cochran, President and Chief Executive Officer

Susan Gruber, Chief Financial Officer

Jeanne D’Arc Credit Union

David Snodgrass, President

Brian McVeigh, Chief Financial Officer

Lake Trust Credit Union

Tom Ryan, President and Chief Executive Officer

Greg Manweiler, Vice President Finance

Langley Federal Credit Union

Maurice Smith, President

Local Government Federal Credit Union

Douglas M. Allman, President

Rhonda Bazey, Vice President-Finance

NASA Federal Credit Union

Juli Anne Callis, President

Tim Duvall, Vice President

NIH Federal Credit Union

Terry Laudick, President

New Mexico Educators Federal Credit Union

Brad Beal, President

Paul Parrish, Sr. Vice President

One Nevada Federal Credit Union

Kenneth Burns, President

Scott Waite, Senior Vice President

Patelco Credit Union

Wayne Bunker, President

Linda Bruzzone, Chief Financial Officer

Provident Credit Union

Stephen Hennigan, President

San Antonio Federal Credit Union

Rudy Hanley, President

Erin Mendez, Vice President, Finance

SchoolsFirst Federal Credit Union

Doug Samuels, President

Tom Baldwin, Chief Financial Officer

Space Coast Credit Union

Thomas Dorety, President/Chief Executive Officer

Linda Darling, Senior Executive Vice President/Chief Operating Officer

Suncoast Schools Federal Credit Union

Paul Marsh, Chief Executive Officer

Amy Sink, Chief Financial Officer

Teachers Credit Union

Stephanie Sherrodd, President/Chief Executive Officer

Texas Dow Employees Credit Union

Barry Nelson, Chief Operating Officer

Travis Federal Credit Union

Rich Helber, President

Ralph Cheplak, Chief Financial Officer

Tropical Financial Credit Union

Greg Gallant, President

Jack Carlow, Vice President-Finance

Tulsa Federal Employees Credit Union

Tony Budet, President

Yung Tran, Chief Financial Officer

University Federal Credit Union

Frank Berrish, President

Ken Burt, Chief Financial Officer

Visions Federal Credit Union

Doug Fecher, President and Chief Executive Officer

Wright-Platt Credit Union, Inc.

BNYIS also provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to an administration and accounting services agreement dated as of January 14, 2008. For its services under the administration and accounting services agreement, BNYIS is entitled to receive fees at the annual rate of 0.02% of each Portfolio’s average daily net assets, subject to annual base fees of $10,000 for the Money Market Portfolio and $50,000 for each Bond Portfolio. BNYIS also is entitled to receive certain fees for services in connection with compliance support and regulatory filings and receives reimbursement for certain out-of-pocket expenses.

For the fiscal years ended August 31, 2012, August 31, 2011 and August 31, 2010, the accounting and administration fees earned by BNYIS were as follows:

	2012	2011	2010
Money Market Portfolio	$39,380	$46,693	$111,818
Ultra-Short Duration Government Portfolio	$163,609	$136,616	$133,732
Short Duration Portfolio	$152,194	$138,930	$117,093

Custodian

The Bank of New York Mellon (the “Custodian”), located One Wall Street, New York, New York 10286, is the custodian of the Fund’s assets pursuant to a custodian services agreement between PFPC Trust Company and the Fund dated January 14, 2008 as assigned to the Custodian effective January 24, 2011 (the “Custodian Agreement”). Under the Custodian Agreement, the Custodian: (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

As compensation for its services under the Custodian Agreement, the Custodian is entitled to a fee, payable monthly, calculated at the annual rate of 0.005% of the first $500 million of each Portfolio’s average daily gross assets, and .004% of each Portfolio’s average gross assets exceeding $500 million. The Fund also pays the Custodian certain transaction fees and reimburses the Custodian for certain out-of-pocket expenses.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP serves as the Portfolios’ independent registered public accounting firm. In addition to audit services, Tait Weller & Baker LLP reviews the Portfolios’ federal and state tax returns, and provides assistance on accounting, internal control and related matters.

PORTFOLIO TRANSACTIONS

In connection with portfolio transactions for the Fund, which are generally done at a net price without a broker’s commission (i.e., a dealer is dealing with the Fund as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security), the Fund’s advisory agreement provides that GSAM shall attempt to obtain the best net price and the most favorable execution. On occasions when GSAM deems the purchase or sale of a security to be in the best interests of a Portfolio as well as its other customers (including any other Portfolio or other investment company or advisory account for which GSAM acts as investment adviser), the advisory agreement provides that GSAM, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by GSAM in the manner it considers to be most equitable and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the size of the position obtainable for such Portfolio. To the extent that the execution and price offered by more than one dealer are believed to be comparable, the advisory agreement permits GSAM, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Fund with brokerage or research services.

The Portfolios are prohibited, in accordance with Rule 12b-1 under the 1940 Act, from compensating a broker or dealer for any promotion or sale of Fund shares by directing to such broker or dealer the Fund’s portfolio transactions or by making any payment to such broker or dealer received or to be received (which payment may include commissions, mark-ups or mark-downs or other fees) from the Fund’s portfolio transactions effected through another broker or dealer. However, the Portfolios may direct portfolio transactions to a broker or dealer that promotes or sells shares of the Fund if the Fund’s Board of Trustees approves policies and procedures designed to ensure that the selection of such brokers is not influenced by considerations about the sale of Fund shares. Accordingly, the Trustees (including a majority of the Trustees who are not interested Trustees) have approved policies permitting the Fund to direct portfolio securities transactions to a broker or dealer that promotes or sells shares of the Fund subject to the prohibitions that: (a) all persons responsible for selecting such brokers or dealers (including but not limited to trading desk personnel and portfolio managers) may not take into account in connection with their selections the promotion or sale of shares issued by the Fund or any other registered investment company, and (b) the Fund, GSAM, and CFS, as the Fund’s distributor, may not enter into any agreement or understanding under which the Fund or GSAM directs, or is expected to direct, portfolio transactions or any payment to a broker or dealer in consideration for the promotion or sale of shares of the Fund or any other registered investment company. It is anticipated that the Fund will not direct its portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund, except for portfolio securities transactions with Goldman Sachs (or its affiliates) pursuant to an exemptive order (or orders) issued by the SEC.

During the fiscal year ended August 31, 2012, the Portfolios acquired and sold securities issued by the following entities, which were the Portfolios’ regular broker-dealers as defined in Rule 10b-1 under the 1940 Act, or their parents: BNP Paribas Securities Corp., Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner and Smith Inc., and UBS Securities LLC. As of August 31, 2012, the Portfolios did not hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.

GOLDMAN SACHS POTENTIAL CONFLICTS OF INTEREST FOR

TRUST FOR CREDIT UNIONS AND OTHER

INVESTMENT COMPANY ACCOUNTS

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Portfolios

Goldman Sachs (which, for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, Goldman Sachs provides a wide range of financial services to a substantial and diversified client base. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments for its own accounts and for the accounts of clients and of its personnel, through client accounts and the relationships and products it sponsors, manages and advises (such Goldman Sachs or other client accounts (including the Portfolios), relationships and products collectively, the “Accounts”). Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets, and the securities and issuers, in which the Portfolios may directly and indirectly invest. As a result, Goldman Sachs’ activities and dealings, including on behalf of the Portfolios, may affect the Portfolios in ways that may disadvantage or restrict the Portfolios and/or benefit Goldman Sachs or other Accounts.

The following are descriptions of certain conflicts and potential conflicts that may be associated with the financial or other interests that the Investment Adviser and Goldman Sachs may have in transactions effected by, with, and on behalf of the Portfolios. They are not, and are not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV, which prospective shareholders should review prior to purchasing Portfolio shares. A copy of Part 1 and Part 2 of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part 2 of the Investment Adviser’s Form ADV will be provided to shareholders or prospective shareholders upon request.

Other Activities of Goldman Sachs, the Sale of Portfolio Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, may have relationships (both involving and not involving the Portfolios, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Portfolios. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Portfolios in connection with such relationships. As a result of these relationships, distributors, consultants and other parties may have conflicts that create incentives for them to promote the Portfolios . To the extent permitted by applicable law, Goldman Sachs and the Portfolios may make payments to authorized dealers and other financial intermediaries and to salespersons (collectively, “Intermediaries”) from time to time to promote the Portfolios. These payments may be made out of Goldman Sachs’ assets, or amounts payable to Goldman Sachs. These payments may create an incentive for a particular Intermediary to highlight, feature or recommend the Portfolios.

Allocation of Investment Opportunities Among the Portfolios and Other Accounts

The Investment Adviser may manage or advise multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are similar to the Portfolios and may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Portfolios. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization and initial public offerings/new issues) or where the liquidity of such investment opportunities is limited.

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Portfolios, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Portfolios. The simultaneous management of Accounts that pay greater fees or other compensation and the Portfolios may create a conflict of interest as the Investment Adviser may have an incentive to favor Accounts with the potential to receive greater fees. For instance, the Investment Adviser may be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations as an investment adviser. However , the amount, timing, structuring or terms of an investment by the Portfolios may differ from, and performance may be lower than, the investments and performance of other Accounts.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that personnel of the Investment Adviser making portfolio decisions for Accounts will make purchase and sale decisions and allocate investment opportunities among Accounts consistent with its fiduciary obligations. These policies and procedures may result in the pro rata allocation of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in many other cases the allocations reflect numerous other factors as described below. Accounts managed by different portfolio management teams are generally viewed separately for allocation purposes. There will be cases where certain Accounts receive an allocation of an investment opportunity when the Portfolios do not.

Personnel of the Investment Adviser involved in decision-making for Accounts may make allocation related decisions for the Portfolios and other Accounts by reference to one or more factors, including without limitation: the Account’s portfolio and its investment horizons, objectives, guidelines and restrictions (including legal and regulatory restrictions); strategic fit and other portfolio management considerations, including different desired levels of investment for different strategies; the expected future capacity of the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity considerations; and the availability of other appropriate investment opportunities. Suitability considerations, reputational matters and other considerations may also be considered. The application of these considerations may cause differences in the performance of different Accounts that have similar strategies. In addition, in some cases the Investment Adviser may make investment recommendations to Accounts where the Accounts make the investment independently of the Investment Adviser, which may result in a reduction in the availability of the investment opportunity for other Accounts (including the Portfolios) irrespective of the Investment Adviser’s policies regarding allocation of investments. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management”) of the Investment Adviser’s Form ADV.

The Investment Adviser may, from time to time, develop and implement new trading strategies or seek to participate in new investment opportunities and trading strategies. These opportunities and strategies may not be employed in all Accounts or pro rata among Accounts where they are employed, even if the opportunity or strategy is consistent with the objectives of such Accounts.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

Notwithstanding anything in the foregoing, the Portfolios may or may not receive, but in any event will have no rights with respect to, opportunities sourced by Goldman Sachs businesses and affiliates. Such opportunities or any portion thereof may be offered to other Accounts, Goldman Sachs, all or certain investors in the Portfolios, or such other persons or entities as determined by Goldman Sachs in its sole discretion. The Portfolios will have no rights and will not receive any compensation related to such opportunities.

Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Portfolio Shares

Goldman Sachs and its personnel have interests in promoting sales of Portfolio shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Portfolio shares over interests in other Accounts.

Management of the Portfolios by the Investment Adviser

Potential Restrictions and Issues Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to information and personnel in other areas of Goldman Sachs, and generally will not be able to manage the Portfolios with the benefit of information held by such other areas. Such other areas, including without limitation, Goldman Sachs’ prime brokerage and administration businesses, will have broad access to detailed information that is not available to the Investment Adviser, including information in respect of markets and investments, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by the Portfolios or acquire certain positions on behalf of the Portfolios, or take other actions. Goldman Sachs will be under no obligation or fiduciary or other duty to make any such information available to the Investment Adviser or personnel of the Investment Adviser involved in decision-making for the Portfolios. In addition, Goldman Sachs will not have any obligation to make available any information regarding its trading activities, strategies or views, or the activities, strategies or views used for other Accounts, for the benefit of the Portfolios.

Valuation of the Portfolio’s Investments

The Investment Adviser, while not the primary valuation agent of the Portfolios, performs certain valuation services related to securities and assets in the Portfolios. The Investment Adviser values securities and assets in the Portfolios according to its valuation policies and may value an identical asset differently than another division or unit within Goldman Sachs or another Account values the asset, including because such other division or unit or Account has information regarding valuation techniques and models or other information that it does not share with the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may face a conflict with respect to such valuations as they affect the Investment Adviser’s compensation.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

The Investment Adviser’s decisions and actions on behalf of the Portfolios may differ from those on behalf of other Accounts. Advice given to, or investment or voting decisions made for, one or more Accounts may compete with, affect, differ from, conflict with, or involve timing different from, advice given to or investment decisions made for the Portfolios. The extent of Goldman Sachs’ activities in the global financial markets may have potential adverse effects on the Portfolios. Goldman Sachs, the clients it advises, and its personnel have interests in and advise Accounts which have investment objectives or portfolios similar to or opposed to those of the Portfolios, and/or which engage in and compete for transactions in the same types of securities and other instruments as the Portfolios. Transactions by such Accounts may involve the same or related securities or other instruments as those in which the Portfolios invest, and may negatively affect the Portfolios or the prices or terms at which the Portfolios’ transactions may be effected. For example, Accounts may engage in a strategy while the Portfolios are undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Portfolios. The Portfolios and Goldman Sachs may also vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Portfolios. Accounts may also invest in or extend credit to different classes of securities or different parts of the capital structure of the same issuer and classes of securities that are subordinate or senior to, securities in which the Portfolios invest. As a result, Goldman Sachs and the Accounts may pursue or enforce rights or activities, or refrain from pursuing or enforcing rights or activities, with respect to a particular issuer in which the Portfolios have invested. The Portfolios could sustain losses during periods in which Goldman Sachs and other Accounts achieve profits. The negative effects described above may be more pronounced in connection with transactions in, or the Portfolios’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Goldman Sachs and its personnel may make investment decisions or recommendations, provide differing investment views or have views with respect to research or valuations that are inconsistent with, or adverse to, the interests and activities of the Portfolios. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation to make available to the Portfolios any research or analysis prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Portfolios and such investment decisions can differ from investment decisions or recommendations by Goldman Sachs on behalf of other Accounts. Goldman Sachs may, on behalf of other Accounts and in accordance with its management of such Accounts, implement an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Portfolios. The relative timing for the implementation of investment decisions or strategies among Accounts and the Portfolios may disadvantage the Portfolios. Certain factors, for example, market impact, liquidity constraints, or other circumstances, could result in the Portfolios receiving less favorable trading results or incurring increased costs associated with implementing such investment decisions or strategies, or being otherwise disadvantaged.

Subject to applicable law, the Investment Adviser may cause the Portfolios to invest in securities, bank loans or other obligations of companies affiliated with Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divesting of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investments in and activities with respect to such companies.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Portfolios) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be fair and equitable over time. The portfolio management teams currently base their trading periods and rotation schedules on the relative amounts of assets managed for different client categories (e.g., unconstrained client accounts, “wrap program” accounts, etc.) and, as a result, the Portfolios may trade behind other Accounts. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

Investments in Goldman Sachs Money Market Portfolios

To the extent permitted by applicable law, the Short Duration Portfolio may invest in money market funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment, and fees to the Investment Adviser in its capacity as manager of the Portfolio will not be reduced thereby (i.e., there could be “double fees” involved in making any such investment because Goldman Sachs could receive fees with respect to both the management of the Portfolio and such money market funds). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Portfolio will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Portfolios in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Portfolios, the Portfolios may, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities with respect to redeeming investors and remaining investors.

Goldman Sachs May Act in a Capacity Other Than Investment Adviser to the Portfolios

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of the Portfolios, may enter into transactions in securities and other instruments with or through Goldman Sachs, and may cause the Portfolios to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Portfolios on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Portfolios. Goldman Sachs may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions, and has developed policies and procedures in relation to such transactions and conflicts. Any principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law (which may include disclosure and consent).

Goldman Sachs May Act in Multiple Commercial Capacities

To the extent permitted by applicable law, Goldman Sachs may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Portfolios or issuers of securities held by the Portfolios. Goldman Sachs may be entitled to compensation in connection with the provision of such services, and the Portfolios will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and may take commercial steps in its own interests in connection with providing such services that negatively affect the Portfolios. For example, Goldman Sachs may require repayment of all or part of a loan at any time and from time to time or cause the Portfolios to default, liquidate their assets or redeem positions more rapidly (and at significantly lower prices) than might otherwise be desirable. In addition, due to its access to and knowledge of the Portfolios, markets and securities based on its other businesses, Goldman Sachs may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held directly or indirectly by the Portfolios in a manner that may be adverse to the Portfolios. Goldman Sachs may also derive benefits from providing services to the Portfolios, which may enhance Goldman Sachs’ relationships with various parties, facilitate additional business development and enable Goldman Sachs to obtain additional business and generate additional revenue.

To the extent permitted by applicable law, Goldman Sachs may create, write, sell, issue, invest in or act as placement agent or distributor of derivative instruments related to the Portfolios, or with respect to underlying securities or assets of the Portfolios, or which may be otherwise based on or seek to replicate or hedge the performance of the Portfolios. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Portfolios.

Goldman Sachs may make loans or enter into asset-based or other credit facilities or similar transactions that are secured by a client’s assets or interests, including Portfolio shares, interests in an Account or assets in which the Portfolios or an Account has an interest. In connection with its rights as lender, Goldman Sachs may take actions that adversely affect the Account and which may in turn adversely affect the Portfolios (e.g., a Portfolio holding the same type of security that is providing the credit support to the borrower Account may be disadvantaged when the borrower Account liquidates assets in response to an action taken by Goldman Sachs).

Code of Ethics and Personal Trading

Each of the Portfolios and Goldman Sachs, as each Portfolio’s Investment Adviser and distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the 1940 Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Portfolios, and may also take positions that are the same as, different from, or made at different times than, positions taken by the Portfolios. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov. Additionally, Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, proxy voting decisions made by the Investment Adviser with respect to securities held by the Portfolios may benefit the interests of Goldman Sachs and Accounts other than the Portfolios.

Potential Limitations and Restrictions on Investment Opportunities and Activities of the Investment Adviser and the Portfolios

The Investment Adviser may restrict its investment decisions and activities on behalf of the Portfolios in various circumstances, including as a result of applicable regulatory requirements, information held by Goldman Sachs, Goldman Sachs’ internal policies and/or potential reputational risk or disadvantage to Accounts, including the Portfolios, and Goldman Sachs. As a result, the Investment Adviser might not engage in transactions for the Portfolios in consideration of Goldman Sachs’ activities outside the Portfolios (e.g., the Investment Adviser may refrain from making investments for the Portfolios that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution). In addition, the Investment Adviser is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Portfolios. The Investment Adviser may also limit the activities and transactions engaged in by the Portfolios, and may limit its exercise of rights on behalf of or in respect of the Portfolios, for reputational or other reasons, including where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related transaction to that being considered on behalf of the Portfolios, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, or where such activity or transaction or the exercise of such rights on behalf of or in respect of the Portfolios could affect Goldman Sachs, the Investment Adviser or their activities.

Brokerage Transactions

The Investment Adviser may select broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Portfolios, their affiliates and other Goldman Sachs personnel with proprietary or third party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. As a result, the Investment Adviser may pay for such brokerage and research services with “soft” or commission dollars.

Brokerage and research services may be used to service the Portfolios and any or all other Accounts, including in connection with Accounts other than those that pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, the brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Portfolios based on the amount of commissions paid by the Portfolios in comparison to such other Accounts. The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Trades by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may combine or aggregate purchase or sale orders for the same security for multiple clients (sometimes called “bunching”) (including Accounts that are proprietary to Goldman Sachs), so that the orders can be executed at the same time. The Investment Adviser aggregates orders when the Investment Adviser considers doing so appropriate and in the interests of its clients generally. In addition, under certain circumstances trades for the Portfolios may be aggregated with Accounts that contain Goldman Sachs assets.

When a bunched order is completely filled, the Investment Adviser generally will allocate the securities purchased or proceeds of sale pro rata among the participating Accounts, based on the purchase or sale order. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

The Investment Adviser does not bunch or aggregate orders for different Portfolios, or net buy and sell orders for the same Portfolio, if portfolio management decisions relating to the orders are made separately, or if bunching, aggregating or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated trades than on trades for Portfolios that are not aggregated, and incur lower transaction costs on netted trades than trades that are not netted. Where transactions for a Portfolio are not aggregated with other orders, or not netted against orders for the Portfolio, the Portfolio may not benefit from a better price and lower commission rate or lower transaction cost.

TAXATION

The following is a summary of the principal U.S. federal income, and certain state and local, tax consequences applicable to the Fund and its Portfolios. This summary does not address special tax rules applicable to state and federally chartered credit unions. Each prospective shareholder is urged to consult its own tax adviser with respect to the specific federal, state and local tax consequences of investing in each Portfolio. The summary is based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and such changes may be retroactive.

General

Each Portfolio is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Portfolio generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of the loss. For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Portfolio in its taxable year beginning September 1, 2011 and in subsequent taxable years are permitted to be carried forward indefinitely. On August 31, 2012, the Portfolios had the following amounts of capital loss carryforwards, expiring in the years indicated:

Portfolio	2013	2014	2015	2016	2017	2018	2019
Ultra-Short Duration
Government	$(18,747,166)	$(3,307,602)	$(1,903,494)	$(199,455)	$—	$—	$(163,234)
Short Duration	$0	$(4,572,224)	$(5,253,669)	$—	$—	$(3,825,043)	$—
Money Market	$—	$—	$—	$—	$—	$—	$—

On August 31, 2012, the following Portfolio had a capital loss carryforward which may be carried forward indefinitely with the retained tax character as set forth below :

Portfolio	Short Term	Long Term
Ultra-Short Duration Government	$—	$(300,085)

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

AMORTIZED COST VALUATION

As stated in the Prospectus, the Money Market Portfolio seeks to maintain a NAV of $1.00 per share and, in this regard, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method values a security at its cost on the date of acquisition and thereafter assumes a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity that uses available indications of market value to value its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if it purchased shares of the Portfolio on that day, than would result from investment in a portfolio utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Trustees, in supervising the Fund’s operations and delegating special responsibilities involving portfolio management to GSAM, are obligated, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio’s investment objective, to stabilize the NAV of such Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodically monitoring the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value, considering whether steps should be taken in the event such Market Value Difference exceeds 1/2 of 1%, and the taking of such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, canceling shares without monetary consideration, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. Available indications of market value used by the Fund consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments; and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

In order to continue to use the amortized cost method of valuation for its investments, the Money Market Portfolio must comply with Rule 2a-7. See “Investment Restrictions.”

Generally, the maturity of an instrument held by the Money Market Portfolio shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features that satisfy certain regulatory requirements may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a floating rate of interest may be deemed to have a maturity equal to one day; (c) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a variable rate of interest, the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (e) an instrument with a floating rate of interest, the principal of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity of one day; (f) an instrument with a floating rate of interest the principal amount of which is scheduled to be paid in more than thirteen months, that is subject to a demand feature, may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; (g) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities; and (h) investment in another money market fund may be treated as having a maturity equal to the period of time within which the acquired money market fund is required to make payment upon redemption, unless the acquired money market fund has agreed in writing to provide redemption proceeds within a shorter time period, in which case the maturity of such investment may be deemed to be the shorter period.

OTHER INFORMATION REGARDING NET ASSET VALUE

As used in the Prospectus and this SAI, for purposes of processing purchase, redemption and exchange orders, the term “business day” refers to those days the New York Stock Exchange is open, which are Monday through Friday except for holidays (in the case of the Money Market Portfolio, holidays include days on which Chicago, Boston or New York Banks are closed for local holidays). For the year 2013, such holidays are: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (Money Market Portfolio only), Veterans’ Day (Money Market Portfolio only), Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. On those days when one of such organizations closes early, Goldman Sachs reserves the right to advance the time on that day by which purchase and redemption requests must be received to become effective, provided that the current NAV of each share shall be computed at least once on such days.

The proceeds received by each Portfolio from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio or class of shares of the Portfolio and constitute the underlying assets of that Portfolio or class of shares. The underlying assets of each Portfolio or class of shares will be segregated on the books of account, and will be charged with the liabilities in respect of such Portfolio or class of shares and with a share of the general liabilities of the Fund. Expenses of the Fund with respect to the Portfolios or classes of shares are generally allocated in proportion to the NAVs of the respective Portfolios or classes of shares except where allocations of direct expenses can otherwise be fairly made.

DESCRIPTION OF SHARES

The Declaration of Trust provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration of Trust and to have become a party thereto. As mentioned in the Introduction, the Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in different investment portfolios, and to designate one or more classes of shares of such series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in two separate classes of shares of the Portfolios: TCU Shares and Investor Shares. TCU Shares are discussed in a separate Statement of Additional Information.

The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Under the terms of the Declaration of Trust, each share of each series has a par value of $.001, represents an equal proportionate interest in a particular investment portfolio with each other share of that investment portfolio (subject to the rights and preferences with respect to separate classes of shares of that investment portfolio) and is entitled to such dividends out of the income belonging to such investment portfolio as are declared by the Trustees. Upon liquidation of an investment portfolio, shareholders thereof are entitled to share pro rata in the net assets belonging to that investment portfolio available for distribution. Shares are freely transferable and do not entitle the holder to preference, preemptive appraisal, dissenters’, conversion or exchange rights, except as the Trustees may determine with respect to any investment portfolio or class of shares. Investor Shares, when issued as described in the Prospectus, are fully paid and non-assessable, except as expressly set forth below. In the interest of economy, certificates representing Fund shares are not issued.

As a general matter, the Fund does not hold annual or other meetings of shareholders. This is because the Declaration of Trust provides for shareholder voting only for the election of Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees or consent of shareholders in lieu of a meetings for the election of Trustees and until the election and qualification of his or her successor, or until such Trustee sooner dies, becomes incapacitated, resigns or is removed by the shareholders or two-thirds of the Trustees.

Any Trustee may be removed by the shareholders with or without cause at any time by vote of those shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose. The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, or for any other matter, when requested in writing to do so by the holders of record of not less than 10% of the outstanding shares required to vote at such meeting.

In addition to Trustee election or removal as described herein, the Declaration of Trust provides for shareholder voting only: (a) with respect to any matter as to which shareholder approval is required by the 1940 Act; (b) with respect to any termination or reorganization of the Fund or any Portfolio or class or shares to the extent and as provided in the Declaration of Trust; (c) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or the name of any investment portfolio or class of shares; adding to the Trustees’ duties and powers or the Trustees surrendering any rights or powers given to them herein; curing any ambiguity, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or making any other provisions with respect to matters or questions arising thereunder which will not be inconsistent with the provisions thereof eliminating or modifying any provision thereof which (i) incorporates, memorializes or sets forth an existing requirement imposed by or under any U.S. federal or state statute or any rule, regulation or interpretation thereof or thereunder; or (ii) any rule, regulation, interpretation or guideline of any federal or state agency, now or hereafter in effect, including without limitation requirements set forth in the 1940 Act, to the extent any change in applicable law liberalizes, eliminates or modifies any requirements; and making any other change that does not impair the exemption from personal liability of the Fund’s shareholders, Trustees, officers, employees and agents or any voting rights or other rights of shareholders prescribed by U.S. and federal laws; and to the extent deemed necessary by the Trustees to conform the Declaration of Trust to the requirements of applicable U.S. federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or if requested or required to do so, by any U.S. federal agency or by a state Blue Sky commissioner or similar official; (d) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or any Portfolio or the shareholders of either; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-Laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.

Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trustees or any officer. The Declaration of Trust provides for indemnification out of Fund property of any shareholder charged or held personally liable for the obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust also provides that the Fund shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (a) each share of a Portfolio or class of shares is entitled to one vote, with fractional shares being entitled to proportionate fractional votes, or (b) each dollar of net asset value (number of shares owned times net asset value per share of such Portfolio or class of shares) shall be entitled to one vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shares do not have cumulative voting rights. The Declaration of Trust provides that on any matter submitted to a vote of the shareholders, all shares entitled to vote, irrespective of investment portfolio or class of shares, shall be voted in the aggregate and not by investment portfolio or class except that: (a) as to any matter with respect to which a separate vote of any investment portfolio is required by the 1940 Act or is required by attributes applicable to any investment portfolio or class of shares or is required by any Rule 12b-1 plan, such requirements as to a separate vote by the investment portfolio or share class shall apply in lieu of the aggregate voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more investment portfolios or classes of shares, then subject to (c) below, the shares of all other investment portfolios shall vote as a single investment portfolio; and (c) as to any matter which does not affect the interest of a particular investment portfolio, only shareholders of the affected investment portfolio shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

Control persons are presumed to control a Portfolio for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of a Portfolio’s outstanding voting securities. As of December 3, 2012, APCO Employees Credit Union owned 50.09% of the Money Market Portfolio’s outstanding voting securities and Digital Federal Credit Union beneficially owned 33.59% of the Short Duration Portfolio’s outstanding voting securities. As of December 3, 2012, the outstanding shares of the Money Market Portfolio, the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio were 249,643,597.660, 70,610,547.188, and 55,754,551.572, respectively. To the Fund’s knowledge, as of such date, the only entities which may have owned 5% or more of the outstanding shares of each of the Portfolios were as follows:

Registration Name	Percent (%) Ownership
Money Market Portfolio:
APCO Employees Credit Union Attn: Blane Mink 750 17th Street North Birmingham, AL 35203-2020	50.09%

Ultra-Short Duration Government Portfolio:

SchoolsFirst FCU Attn: Michael Faulwell 2115 N Broadway Santa Ana, CA 92706-2613	12.57%

Digital Federal Credit Union Attn: Heather Lemaire 220 Donald Lynch Blvd PO Box 9130 Marlborough, MA 01752-9130	11.91%

Patelco Credit Union Attn: Scott Waite SVP/CFO PO Box 8020 Pleasanton, CA 94588-8601	11.61%

Boeing Employees Credit Union Attn: Kerry Thurman 12770 Gateway Drive Tukwila, WA 98168-3344	11.07%

Orange County’s Credit Union Attn: Greg Krause 1701 E. Saint Andrew Pl. Santa Ana, CA 92705-4934	9.60%

Suncoast Schools Federal Credit Union Attn: Accounting Department 6801 E. Hillsborough Avenue Tampa, FL 33610-4197	8.92%

Jeanne D’Arc Credit Union Attn: Susan M. Gruber 1 Tremont Place Lowell, MA 01854-3658	8.83%

Short Duration Portfolio:

Digital Federal Credit Union Attn: Heather Lemaire 220 Donald Lynch Blvd PO Box 9130 Marlborough, MA 01752-9130	33.59%

SchoolsFirst FCU Attn: Michael Faulwell 2115 N Broadway Santa Ana, CA 92706-2613	12.21%

SESLOC Federal Credit Union Attn: Bertha Foxford 11491 Los Osos Valley Road San Luis Obispo, CA 93405-6400	8.68%

APCO Employees Credit Union Attn: Blane Mink 750 17th Street North Birmingham, AL 35203-2020	8.25%

Citizens Equity First Credit Union Attn: Accounting Department PO Box 1715 Peoria, IL 61656-1715	6.69%

Tropical Federal Credit Union Attn: John Frearson 3050 Corporate Way Miramar, FL 33025-6548	6.48%

Certain Trustees of the Fund are officers of credit unions that invest in the Portfolios. The approximate percentages of the Portfolios’ outstanding shares that were owned by these credit unions in the aggregate as of December 3, 2012 were as follows: Money Market Portfolio – 2.00%; Ultra-Short Duration Government Portfolio – 12.57%; and Short Duration Portfolio – 12.21%.

INCOME

Substantially all of the net investment income (determined on a tax basis) of the Money Market Portfolio will be declared as a dividend on each day. The Bond Portfolios each intend to declare a daily dividend (payable monthly) determined with the objective of distributing the majority of their net investment income (determined on a tax basis) while enhancing the stability of principal. Over the course of the fiscal year, dividends accrued and paid will constitute substantially all of the Portfolios’ net investment income. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will generally increase and as interest rates decline, dividends will generally be reduced). Because the Bond Portfolios invest in mortgage-related securities that are subject to prepayments, the Fund cannot predict precisely the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above current income levels, which will constitute a return of capital.

Net investment income of the Money Market Portfolio or class of shares (from the time of the immediately preceding determination thereof) consists of: (i) interest accrued or discount accreted (including both original issue and market discount) on the assets of such Portfolio or class of shares and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of the amortization of market premium and the estimated expenses of such Portfolio or class of shares.

Net investment income of each Bond Portfolio or class of shares consists of: (i) interest accrued, discount accreted on certain Portfolio securities and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of (a) premiums amortized on certain Portfolio securities and (b) the estimated expenses of such Portfolio or class of shares. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. Effective starting with the fiscal year ended August 31, 2004, the Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize market premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such amortization reduces taxable ordinary income available for distribution.

The net investment income of the Portfolios or classes of shares is determined by BNYIS on a daily basis. On days on which NAV is calculated, this determination is made immediately prior to the calculation of the Portfolios’ or classes of shares’ NAV.

Payment of dividends with respect to net investment income will be paid on the last calendar day of each month in additional shares of the applicable Portfolio or class of shares at the NAV per share on such day, unless cash distributions are elected, in which case payment will be made by Federal Reserve wire on the first business day of the succeeding month.

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

ADJUSTABLE AND FIXED RATE MORTGAGE LOANS AND

MORTGAGE-RELATED SECURITIES

The Nature of Adjustable and Fixed Rate Mortgage Loans

The following is a general description of the adjustable and fixed rate mortgage loans which may be expected to underlie the mortgage-related securities in which the Bond Portfolios may invest. The actual mortgage loans underlying any particular issue of mortgage-related securities may differ materially from those described below.

Adjustable Rate Mortgage Loans (“ARMs”). The Bond Portfolios may invest in ARMs. ARMs included in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination. ARMS allow a Portfolio to participate in increases in interest rates through periodic increases in the securities’ coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields for the Portfolio.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments that are more or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to accumulate equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases, but may result in increased credit exposure and prepayment risks for lenders.

ARMs also have the risk of prepayments. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. The value of mortgage-related securities that are structured as pass-through mortgage securities collateralized by ARMs is less likely to rise during periods of declining interest rates than the value of fixed-rate securities during such periods. Accordingly, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment resulting in lower yields to a Portfolio. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to “lock-in” a fixed-rate mortgage. On the other hand, during periods of rising interest rates, the value of ARMs will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Portfolio’s investment in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments.

There are two main categories of indices that provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Indices commonly used for this purpose include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of ARMS held by the Portfolios and, therefore, in the net asset value of the Portfolios’ shares, will be a fraction of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Fixed Rate Mortgage Loans. The Bond Portfolios may invest in fixed rate mortgage loans. Generally, fixed rate mortgage loans included in mortgage pools (the “Fixed Rate Mortgage Loans”) will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed Rate Mortgage Loans provide for a large final “balloon” payment upon maturity.

Legal Considerations of Mortgage Loans. The following is a discussion of certain legal and regulatory aspects of the ARMs and Fixed Rate Mortgage Loans expected to underlie the mortgage-related securities in which the Bond Portfolios may invest. This discussion is not exhaustive, and does not address all of the legal or regulatory aspects affecting ARMs and Fixed Rate Mortgage Loans. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Portfolios’ investments in both privately-issued mortgage-related securities (in the case of the Short Duration Portfolio) and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored enterprises (“U.S. Government Securities”) by delaying the Portfolios’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.	Foreclosure. A foreclosure of a defaulted mortgage loan may be delayed due to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee’s right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the mortgage loan. Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.	Rights of Redemption. In some states, after foreclosure of a mortgage loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee’s ability to sell the property.

3.	Legislative Limitations. In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgage property, alter the mortgage loan repayment schedule and grant priority to certain liens over the lien of the mortgage loan. If a court relieves a borrower’s obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.	“Due-on-Sale” Provisions. Fixed rate mortgage loans may contain a so-called “due-on-sale” clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a “due-on-sale” clause upon a transfer of property. The inability to enforce a “due-on-sale” clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

5.	Usury Laws. Some states prohibit charging interest on mortgage loans in excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

6.

Recent Governmental Action and Proposed Legislation and Regulation. The rise in the rate of foreclosures of properties in certain states or localities has resulted in legislative, regulatory and enforcement action in such states or localities seeking to prevent or restrict foreclosures, particularly in respect of residential mortgage loans. Actions have also been brought against issuers and underwriters of residential mortgage-related securities collateralized by such residential mortgage loans and investors in such residential mortgage-related securities. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, and consequently, could adversely impact the yields and distributions a Portfolio may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans. For example, the recently-enacted Helping Families Save Their Homes Act of 2009 authorizes bankruptcy courts to assist bankrupt borrowers by restructuring residential mortgage loans secured by a lien on the borrower’s primary residence. Bankruptcy judges are permitted to reduce the interest rate of the bankrupt borrower’s residential mortgage loan, extend its term to maturity to up to 40 years or take other actions to reduce the borrower’s monthly payment. As a result, the value of, and the cash flows in respect of, the mortgage-related securities collateralized by these residential mortgage loans may be adversely impacted, and, as a consequence, a Portfolio’s investment in such mortgage-related securities could be adversely impacted. Other federal legislation, including the Home Affordability Modification Program (“HAMP”), encourages servicers to modify residential mortgage loans that are either already in default or are at risk of imminent default. Furthermore, HAMP provides incentives for servicers to modify residential mortgage loans that are contractually current. This program, as well other legislation and/or governmental intervention designed to protect consumers, may have an adverse impact on servicers of residential mortgage loans by increasing costs and expenses of these servicers while at the same time decreasing servicing cash flows. Such increased financial pressures may have a negative effect on the ability of servicers to pursue collection on residential mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on the sale of underlying residential mortgaged properties following foreclosure. Other legislative or regulatory actions include insulation of servicers from liability for modification of residential mortgage loans without regard to the terms of the applicable servicing agreements. The foregoing legislation and current and future governmental regulation activities may have the effect of reducing returns to a Portfolio to the extent it has invested in mortgage-related securities collateralized by these residential mortgage loans.

Mortgage-Related Securities

Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The investment characteristics of adjustable and fixed rate mortgage-related securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal of mortgage-related securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Portfolio purchases mortgage-related securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect, increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors (such as changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ equity in the mortgage properties and servicing decisions). The timing and level of prepayments cannot be predicted. A predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on outstanding mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). Generally, prepayments on mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by a Portfolio are likely to be greater during a period of declining mortgage interest rates. If general interest rates decline, such prepayments are likely to be reinvested at lower interest rates than the Portfolio was earning on the mortgage-related securities that were prepaid. Due to these factors, mortgage-related securities may be less effective than U.S. Treasury and other types of debt securities of similar maturity at maintaining yields during periods of declining interest rates. Because the Portfolios’ investments are interest-rate sensitive, each Portfolio’s performance will depend in part upon the ability of a Portfolio to anticipate and respond to fluctuations in market interest rates and to utilize appropriate strategies to maximize returns to the Portfolio, while attempting to minimize the associated risks to its investment capital. Prepayments may have a disproportionate effect on certain mortgage-related securities and other multiple class pass-through securities, which are discussed below.

The rate of interest paid on mortgage-related securities is normally lower than the rate of interest paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as the Government National Mortgage Association (“GNMA”), and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-related securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-related securities and this delay reduces the effective yield to the holder of such securities.

The issuers of certain mortgage-backed obligations may elect to have the pool of mortgage loans (or indirect interests in mortgage loans) underlying the securities treated as a real estate mortgage investment conduit (“REMIC”), which is subject to special federal income tax rules.

A description of the types of mortgage-related securities in which the Portfolios may invest is provided below. The descriptions are general and summary in nature, and do not detail every possible variation of the types of securities that are permissible investments for the Portfolios.

1. Private Mortgage Pass-Through Securities

General Characteristics. The Short Duration Portfolio may invest in privately issued mortgage pass-through securities (“Mortgage Pass-Throughs”) which represent participation interests in pools of private mortgage loans conveyed to the issuing trust and generally serviced for the trust by the originator. For federal income tax purposes, such trusts are generally treated as grantor trusts or REMICs and, in either case, are generally not subject to any significant amount of federal income tax at the entity level. Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

Each mortgage pool underlying Mortgage Pass-Throughs will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on the mortgaged properties (the “Mortgaged Properties”). The Mortgaged Properties will consist of residential properties upon which are located detached individual dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, rowhouses, manufactured homes, individual units in planned unit developments and other attached dwelling units, vacation homes, second homes, residential investment properties or properties with mixed residential and commercial uses. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs that in turn will ultimately evidence interests in mortgage loans.

The seller or servicer of the underlying mortgage obligations will generally make representations and warranties to certificate holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation generally constitutes the sole remedy available to the related certificate holders or the trustee for the material breach of any such representation or warranty by the seller or servicer.

Description of Certificates. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index. Subclasses of certificates as to which a REMIC election has been made may have the features and structures described below under the caption “Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations.”

Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the Mortgage Interest Rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Because certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable Mortgage Interest Rate. In such event, the amount of interest that is treated as deferred interest will generally be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate holders as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

Ratings. The ratings assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate holders under the agreements pursuant to which such certificates are issued. A rating agency’s ratings normally take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating agency’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating agency to a certificate may not address the possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and that, as a result of such recharacterization, payments on such certificates may be affected.

Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Portfolios may have invested or may in the future be invested), and may continue to do so in the future. In the event that any mortgage-related security held by a Portfolio is placed on credit watch or downgraded, the value of such mortgage-related security may decline and the Portfolio invested in such security may consequently experience losses in respect of such mortgage-related security.

Types of Credit Support. Mortgage pools created by non-governmental issuers generally offer a higher yield than government and government-related pools because of the absence of direct or indirect government or agency payment guarantees. To lessen the effect of failures by obligors on underlying assets to make payments, Mortgage Pass-Throughs may contain elements of credit support. Such credit support falls generally into two classes: liquidity protection and protection against losses resulting from default by an obligor on the underlying mortgages. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the mortgages in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

Subordination; Shifting of Interest; Reserve Fund. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal prepayments received during the preceding prepayment period (“shifting interest credit enhancement”). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificate is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

In addition to providing for a preferential right of the senior certificate holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the “Reserve Fund”). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

The subordination feature and a Reserve Fund are intended to enhance the likelihood of timely receipt by senior certificate holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans (“Realized Losses”). Realized Losses remaining after application of such amounts may be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses may be allocated pro rata among all certificate holders in proportion to their respective outstanding interests in the mortgage pool.

Alternative Credit Enhancement. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

Voluntary Advances. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer may agree to make advances of cash for the benefit of certificate holders, but normally only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

Optional Termination. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (for example, 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

2. Government Mortgage-Related Securities

As stated in the Prospectus, certain mortgage-related securities acquired by the Portfolios will be issued or guaranteed by the U.S. Government or one of its agencies, instrumentalities or sponsored enterprises, such as GNMA, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (collectively, “Government Mortgage-Related Securities”). Each Portfolio may invest in Government Mortgage-Related Securities. GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, because of the ability of FNMA and FHLMC to borrow from the U.S. Treasury, historically they have generally been viewed by the market as high quality securities with low credit risks. There are several types of guaranteed mortgage-related securities currently available, including guaranteed mortgage pass-through certificates and multiple-class securities, which include guaranteed REMIC and CMO pass-through certificates. The Portfolios will be permitted to invest in other types of Government Mortgage-Related Securities that may be available in the future to the extent such investment is consistent with their respective investment policies and objectives. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in Government Mortgage-Related Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating Federal sponsorship of FNMA and FHLMC. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of Government Mortgage-Related Securities and the Portfolios’ liquidity and value. In addition, many U.S. Government Securities purchased by the Portfolios, including those issued by FNMA and FHLMC, are not backed by the full faith and credit of the United States. The maximum potential liability of FNMA and FHLMC may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.

Events Related to FHLMC and FNMA. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about FHLMC’s and FNMA’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors, and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements (“SPAs”) with each of FHLMC and FNMA which established the Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA, which stock was issued in connection with financial contributions from the Treasury to FHLMC and FNMA. The Treasury has also: (i) established a new secured lending credit facility, which was available to FHLMC, FNMA and the Federal Home Loan Banks, which was intended to serve as a liquidity backstop, and which will be available until December 2012; and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by FHLMC and FNMA.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of this senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-related securities portfolios, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered FNMA’s and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-related securities guaranteed by FHLMC and FNMA, including any such mortgage-related securities held by the Portfolios.

GNMA Certificates. GNMA is a wholly owned corporate instrumentality of the United States. GNMA is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the Veterans Administration (“VA”), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the U.S. Treasury in an unlimited amount. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on GNMA certificates.

FNMA Certificates. FNMA is a stockholder-owned corporation chartered under an act of the United States Congress. Generally, FNMA Certificates are issued and guaranteed by FNMA and represent an undivided interest in a pool of mortgage loans (a “Pool”) formed by FNMA. A Pool consists of residential mortgage loans either previously owned by FNMA or purchased by it in connection with the formation of the Pool. The mortgage loans may be either conventional mortgage loans (i.e., not insured or guaranteed by any U.S. Government agency) or mortgage loans that are either insured by the FHA or guaranteed by the VA. However, the mortgage loans in FNMA Pools are primarily conventional mortgage loans. The lenders originating and servicing the mortgage loans are subject to certain eligibility requirements established by FNMA.

FNMA has certain contractual responsibilities. With respect to each Pool, FNMA is obligated to distribute scheduled installments of principal and interest after FNMA’s servicing and guaranty fee, whether or not received, to certificate holders. FNMA is also obligated to distribute to holders of certificates an amount equal to the full principal balance of any foreclosed mortgage loan, whether or not such principal balance is actually recovered. The obligations of FNMA under its guaranty of the FNMA certificates are obligations solely of FNMA. See “Recent Events Relating to FHLMC and FNMA.”

FHLMC Certificates. FHLMC is a publicly held U.S. Government sponsored enterprise. A principal activity of FHLMC currently is the purchase of first lien, conventional, residential and multi-family mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily FHLMC certificates. A FHLMC certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a “FHLMC certificate group”) purchased by FHLMC.

FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such certificate (whether or not received on the underlying loans). FHLMC also guarantees to each registered certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of FHLMC under its guaranty of FHLMC certificates are obligations solely of FHLMC. See “Recent Events Relating to FHLMC and FNMA.”

The mortgage loans underlying the FHLMC certificates will consist of adjustable rate or fixed rate mortgage loans with original terms of maturity of up to forty years. These mortgage loans are usually secured by first liens on one to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating FHLMC. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

3. Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations

The Bond Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests, including those described below.

Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until all other certificates having an earlier final scheduled distribution date have been retired and such Z-Bonds are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of a CMO (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the CMOs. If prepayment rates stay within a specified range, the scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

FNMA CMOs are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute the principal balance of each class of CMO in full, whether or not sufficient funds are otherwise available.

For FHLMC CMOs, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction but the receipt of the required payments may be delayed. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

Some CMOs may have interest rates that reset periodically. Some of these interest rates may be leveraged in that new rates are based on a multiple of a specified index or change inversely to changes in a specified index. Some CMOs may be subject to an interest rate cap or floor, which limit the maximum or minimum rates paid on the CMO.

The Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS except as follows. The Portfolios may invest in and hold exchangeable collateralized mortgage obligations (exchangeable CMOs) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if:

(i)	At the time of purchase, the ratio of the market price to the remaining principal balance is between .8 and 1.2, meaning that the discount or premium of the market price to par must be less than 20 points; and

(ii)	The offering circular or other official information available at the time of purchase indicates that the notional principal on each underlying IO CMO should decline at the same rate as the principal on one or more of the underlying non-IO CMOs, and that the principal on each underlying PO CMO should decline at the same rate as the principal, or notional principal, on one or more of the underlying non-PO CMOs.

The Portfolios may exercise the exchange option of an exchangeable CMO only if all of the underlying CMOs are permissible investments for the Portfolio. In addition, the Portfolios may accept an exchangeable CMO representing beneficial ownership interests in one or more IO CMOs or PO CMOs as an asset associated with an investment repurchase transaction or as collateral in a securities lending transaction. When the exchangeable CMO is associated with one of these two types of transactions, it need not conform to the conditions stated above.

Recent Events Relating to the Mortgage-Related Securities Markets and the Overall Economy

The recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted (and continue to result) in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail or seek bankruptcy protection. Since 2008, the market for mortgage-related securities (as well as other asset-backed securities) has been particularly adversely impacted by, among other factors, the failure and subsequent sale of Bear, Stearns & Co. Inc. to J.P. Morgan Chase, the merger of Bank of America Corporation and Merrill Lynch & Co., the insolvency of Washington Mutual Inc., the failure and subsequent bankruptcy of Lehman Brothers Holdings, Inc., the extension of approximately $152 billion in emergency credit by the U.S. Department of the Treasury to American International Group Inc., and, as described above, the conservatorship and the control by the U.S. government of FHLMC and FNMA. Furthermore, the global markets have seen an increase in volatility due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, as well as the sustainability of the European Union itself. Recent concerns over the level and sustainability of the sovereign debt of the United States have aggravated this volatility. No assurance can be made that this uncertainty will not lead to further disruption of the credit markets in the United States or around the globe. These events, coupled with the general global economic downturn, have resulted in a substantial level of uncertainty in the financial markets, particularly with respect to mortgage-related investments.

The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Portfolios. Additionally, a lack of credit liquidity, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions, coupled with high levels of real estate inventory and elevated incidence of underwater mortgages, may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-related securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in value of such mortgage-related securities, including the mortgage-related securities owned by the Portfolios.

The U.S. Government, the Federal Reserve, the U.S. Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC, which, if enacted, would significantly alter the manner in which asset-backed securities, including mortgage-related securities, are issued. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on any of the mortgage-related securities held by the Portfolios is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of any mortgage-related securities held by the Portfolios. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Among its other provisions, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) creates a liquidation framework under which the Federal Deposit Insurance Corporation (the “FDIC”) may be appointed as receiver following a “systematic risk determination” by the Secretary of the Treasury (in consultation with the President) for the resolution of certain nonbank financial companies and other entities, defined as “covered financial companies,” and commonly referred to as “systemically important entities,” in the event such a company is in default or in danger of default and the resolution of such a company under other applicable law would have serious adverse effects on the financial stability in the United States, and also for the resolution of certain of their subsidiaries. No assurances can be given that this new liquidation framework would not apply to the originators of asset-backed securities, including mortgage-related securities, or their respective subsidiaries, including the issuers and depositors of such securities, although the expectation embedded in the Dodd-Frank Act is that the framework will be invoked only very rarely. Recent guidance from the FDIC indicates that such new framework will largely be exercised in a manner consistent with the existing bankruptcy laws, which is the insolvency regime that would otherwise apply to the sponsors, depositors and issuing entities with respect to asset-backed securities, including mortgage-related securities. The application of such liquidation framework to such entities could result in decreases or delays in amounts paid on, and hence the market value of, the mortgage-related or asset-backed securities that are owned by a Portfolio.

Recently, delinquencies, defaults and losses on residential mortgage loans have increased substantially and may continue to increase, which may affect the performance of the mortgage-related securities in which the Portfolios may invest. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, in recent months housing prices and appraisal values in many states and localities have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on mortgage-related securities generally (including the mortgage-related securities in which the Portfolios may invest as described above).

The foregoing adverse changes in market conditions and regulatory climate may reduce the cash flow which the Portfolios investing in such mortgage-related securities receive from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-related securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Portfolios, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Portfolios may experience further declines after they are purchased by the Portfolios.

OTHER INVESTMENT PRACTICES AND SECURITIES

U. S. Government Securities

The Portfolios may invest in U.S. Government Securities. Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (a) the right of the issuer to borrow from the U.S. Treasury, (b) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (c) only the credit of the issuer.

U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

U.S. Government Securities include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities also include (to the extent consistent with the 1940 Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.

Custodial Receipts

The Portfolios may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

Lending of Portfolio Securities

The Bond Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. These loans will be continuously and fully collateralized (with a perfected first priority) by cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Each Bond Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. A Bond Portfolio may lend its securities only pursuant to a written loan and security agreement with the borrower and must receive written confirmation of any loan. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally-chartered credit unions and must mature no later than the maturity of the transaction. For the duration of a loan, each Bond Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. Each Bond Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but each Bond Portfolio will have the right to call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by GSAM to be of good standing, and when, in its judgment, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If GSAM determines to make securities loans, it is expected that during the current fiscal year such loans will not exceed 5% of a Bond Portfolio’s net assets.

Bank Obligations

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity but may permit early withdrawal subject to penalties, which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Inverse Floating Rate Securities

The Bond Portfolios may, to the extent permitted by the National Credit Union Administration (“NCUA”), invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with securities dealers and banks. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time. The Portfolios generally intend to enter into repurchase agreements that terminate within seven days’ notice by a Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. During the term of the repurchase agreement, GSAM will require the seller to maintain the value of the securities subject to the agreement in an amount that equals or exceeds the repurchase price.

For purposes of the 1940 Act, and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the securities. It is not clear whether for other purposes a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that a Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that GSAM believes follow customary securities industry practice with respect to repurchase agreements; however, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities.

A Portfolio that enters into a repurchase agreement bears the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Portfolio, together with other registered investment companies having management agreements with GSAM or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Other Investment Companies

The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act and the rules thereunder. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds which the Investment Adviser, Goldman Sachs or any of their affiliates serves as investment adviser, administrator or distributor.

Zero Coupon Securities

The Portfolios may purchase zero coupon securities as described in the Prospectus that are issued at a discount to their face value. The zero coupon securities will not have maturity dates of more than ten years from the settlement date. The discount approximates the total amount of interest the securities will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but some also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that provide for regular payments of interest. Each Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

When-Issued Transactions

Each Portfolio may purchase or sell securities in when-issued transactions. In when-issued transactions, the payment obligation and the interest rate are fixed on the trade date, although no interest accrues to the purchaser prior to the settlement date. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. To the extent that a Portfolio remains substantially fully invested at the same time that it has entered into such transactions, which it would normally expect to do, there will be greater fluctuations in the market value of its net assets than if such Portfolio set aside cash to satisfy its purchase commitment. However, the Portfolio will segregate liquid assets at least equal in value to commitments for when-issued securities. When a Portfolio engages in a commitment to purchase or sell securities, the Portfolio relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous.

Mortgage Dollar Rolls

The Bond Portfolios may enter into mortgage dollar rolls in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. Delivery for all purchases and sales of securities will be by regular-way settlement. During the roll period, a Bond Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Bond Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. All cash proceeds will be invested in instruments that are permissible investments for a Bond Portfolio. Such Bond Portfolio will segregate until the settlement date cash, U.S. Government Securities or other liquid assets in an amount equal to the forward purchase price.

Mortgage dollars rolls involve the following risks: (a) if the broker-dealer to whom a Bond Portfolio sells the security becomes insolvent, the Bond Portfolio’s right to purchase or repurchase the mortgage-related securities may be restricted; and (b) the instrument which the Bond Portfolio is required to repurchase may be worth less than an instrument which the Bond Portfolio originally held. Successful use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Bond Portfolio compared with what such performance would have been without the use of mortgage dollar rolls.

Portfolio Turnover

Each Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year.

A Portfolio may sell an instrument soon after its acquisition if GSAM believes that such disposition is consistent with attaining the investment objectives of the Portfolio. Instruments held by a Portfolio may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such instruments.

Portfolio turnover rate is computed by dividing the lesser of the amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year, and includes purchase and sale transactions entered into in connection with mortgage dollar rolls. A 100% turnover rate would occur, for example, if all of the securities held in such Portfolio were sold and replaced within one year. The rate at which Portfolio transactions occur will depend upon GSAM’s perception of how market conditions will affect such Portfolio. GSAM will not consider portfolio turnover a limiting factor in making investment decisions for a Portfolio consistent with such Portfolio’s investment objective and such Portfolio’s investment management policies. A higher degree of portfolio turnover results in increased transaction costs to such Portfolio in the form of dealer spreads. Because of the exclusion of short-term securities from the calculation of portfolio turnover rates, the portfolio turnover rate for the Money Market Portfolio is expected to be zero for regulatory reporting purposes.

Federal Funds

The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder. The Portfolios’ federal funds loans must also meet the following requirements: (a) the accounts of the borrowing bank must be insured by the Federal Deposit Insurance Corporation; (b) the interest received from the loan must be at the market rate for federal funds transactions; and (c) the transaction must either have a maturity of one or more business days or the Portfolio must be able to require repayment at any time.

Loans of federal funds rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Federal funds are funds held by a regional Federal Reserve Bank for the account of a Fed Member Bank. A loan of federal funds is an unsecured loan at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds by one Fed Member Bank to another. Since, pursuant to an exemption, the borrowing Fed Member Bank is not required to maintain reserves on the borrowed federal funds, the interest rate it pays on such loans is generally higher than the rate it pays on other deposits of comparable size and maturity that are subject to reserve requirements. In addition, a “depository institution” or other exempt institution such as the Fund may under Regulation D of the Board of Governors of the Federal Reserve System in effect make loans of federal funds by instructing a correspondent or other willing Fed Member Bank at which it maintains an account to loan federal funds on its behalf.

Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ holdings.

INVESTMEN T RESTRICTIONS

Except as stated in this section or elsewhere in the Prospectus or this SAI, all investment policies of the Portfolios are non-fundamental and may be changed without shareholder approval.

The investment objective of each Portfolio as stated in the Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described below. In addition, the Fund has adopted the following enumerated fundamental investment restrictions, none of which may be changed with respect to a Portfolio without the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. The Fund may not:

(1) Invest any one Portfolio in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of such Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of (a) in the case of the Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements by such Portfolio of securities collateralized by such obligations; or (b) in the case of the Ultra-Short Duration Government Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances and bank repurchase agreements; or (c) in the case of the Money Market Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances, bank repurchase agreements and other obligations issued or guaranteed by banks (except commercial paper); and provided further that during normal market conditions the Short Duration Portfolio intends to invest at least 25% of the value of its total assets in mortgage-related securities. Note: The current position of the staff of the SEC is that only the Money Market Portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Fund intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.

(2) Invest any one Portfolio in the instruments of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such investment, more than 5% of the value of such Portfolio’s total assets would be invested in the instruments of such issuer, except that (a) up to 25% of the value of the total assets of the Money Market Portfolio and Ultra-Short Duration Government Portfolio may be invested in repurchase agreements, certificates of deposit, bankers’ acceptances, time deposits and federal funds without regard to such 5% limitation; (b) up to 25% of the value of the total assets of the Short Duration Portfolio may be invested without regard to such 5% limit; and (c) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

(3) Make loans, except through (a) the purchase of debt obligations in accordance with each Portfolio’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with the investment objectives of each Portfolio; (c) the lending of federal funds to qualified financial institutions in accordance with the investment objectives of each Portfolio; and (d) the lending of securities in accordance with the investment objectives of the Bond Portfolios.

(4) Borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.

(5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

(6) Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Purchase or sell commodities or commodity contracts.

(8) Purchase any voting securities except of investment companies (closed-end investment companies in the case of the Money Market Portfolio and Ultra-Short Duration Government Portfolio) solely to the extent permitted by the 1940 Act, or invest in companies for the purpose of exercising control or management. Subject to certain exceptions, the 1940 Act contains a prohibition against the Fund’s investing more than 5% of its total assets in the securities of another investment company, investing more than 10% of its assets in securities of such investment company and all other investment companies or purchasing more than 3% of the total outstanding voting stock of another investment company.

(9) Act as an underwriter of securities.

(10) Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) borrowing of money to the extent permitted herein; or (b) purchasing securities on a when-issued or forward commitment basis.

(11) Purchase any security for the Money Market Portfolio that is restricted as to disposition under federal securities laws (foreign securities traded only in foreign markets are not regarded as restricted).

(12) Purchase any security on margin (except for forward commitment or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

(13) Make short sales of securities or maintain a short position.

(14) Write, purchase or sell puts, calls or combinations thereof.

The Money Market Portfolio must also comply, as a non-fundamental policy, with Rule 2a-7 under the 1940 Act. While a detailed and technical rule, Rule 2a-7 has four basic requirements: portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security held by the Money Market Portfolio not exceed 397 days and that the Money Market Portfolio’s average portfolio maturity and average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. A money market fund may only invest in First Tier and Second Tier Securities (as defined by Rule 2a-7). The Money Market Portfolio, as a matter of non-fundamental policy, only invests in First Tier Securities. Securities which are rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO are “First Tier Securities.” Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier Securities are “Second Tier Securities.” Unrated securities may also be First Tier or Second Tier Securities if they are of comparable quality as determined by the Investment Adviser. In accordance with certain rules, the rating of demand feature or guarantee of a security may be deemed to be the rating of the underlying security. NRSROs include Standard & Poor’s Ratings Service, Moody’s Investors Service and Fitch Ratings. For a description of their rating categories, see Appendix A.

Portfolio diversification. The Money Market Portfolio may not invest more than 5% of its total assets in the securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements collateralized by such obligations and securities subject to a guarantee or unconditional demand feature (as defined by Rule 2a-7). The Money Market Portfolio may, however, invest up to 25% of its total assets in the First Tier Securities (as defined by Rule 2a-7) of a single issuer for a period of up to three business days after the purchase thereof, although the Portfolio may not make more than one such investment at any time. Investment by the Money Market Portfolio in guarantees and demand features is subject to further diversification requirements. Subject to certain exceptions, immediately after the acquisition of a guarantee or demand feature or a security subject to a guarantee or demand feature, the Money Market Portfolio, with respect to 75% of its total assets, may not have invested more than 10% of its total assets in securities issued by or subject to guarantees and demand features from the same person. Adherence by the Money Market Portfolio to the requirements of Rule 2a-7, which is not fundamental and may be changed in the future without shareholder vote, is considered to be adherence to the requirements of Investment Restriction No. (2) above.

Portfolio liquidity. The Money Market Portfolio is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Portfolio: (i) must hold at least 10% of its total assets in “daily liquid assets” (consisting of cash, direct obligations of the U.S. Government and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). The Money Market Portfolio may not acquire an illiquid security if, after the purchase, more than 5% of the Portfolio’s total assets would consist of illiquid securities.

“Value” for the purposes of all investment restrictions shall mean the value used in determining a Portfolio’s NAV.

For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio of the Fund.

Borrowings by the Fund (if any) are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If, due to market fluctuations or other reasons, the total assets of a Portfolio fall below 300% of its borrowings, the Fund will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. No purchases of securities will be made if borrowings exceed 5% of the value of the applicable Portfolio’s assets.

The prohibition against short sales and short positions does not include transactions sometimes referred to as “short sales against the box” where the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

As used in the Prospectus and this SAI with respect to a change in investment objective or fundamental investment restrictions, the approval of an investment advisory agreement or the approval of a distribution agreement, the term “majority of the outstanding shares” of either the Fund or a particular Portfolio of the Fund means the vote of the lesser of (a) 67% or more of the shares of the Fund or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund or such Portfolio.

As stated in the Prospectus, investments purchased by the Portfolios before January 1, 1998 (the effective date of certain amendments to the Rules and Regulations of the NCUA) will be governed by the Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after such date subject to compliance with such former Rules and Regulations. Among other things, prior to January 1, 1998, a Portfolio could also purchase a stripped mortgage-backed security to reduce the interest rate risk of its holdings.

CALCULATIO N OF PERFORMANCE QUOTATIONS

From time to time, quotations of the Money Market Portfolio’s “yield” and “effective yield,” and the yields and the total returns of the Bond Portfolios may be quoted in advertisements or communications to shareholders. These advertisements and communications may be part of marketing activities conducted by either or both of the Fund’s distributors on behalf of the Portfolios. The performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return data will be calculated separately for TCU Shares and Investor Shares. These performance figures are calculated in the following manner.

Money Market Portfolio

Yield – the net annualized yield based on a specified seven-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

Effective Yield – the net annualized yield for a specified seven-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7]-1. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Portfolio will vary based on changes in market conditions, the level of interest rates and the level of the Portfolio’s expenses.

In addition, the Money Market Portfolio may quote from time to time its total return in accordance with SEC regulations.

Bond Portfolios

Yield – The yields of the Bond Portfolios are calculated by dividing the net investment income per share (as described below) earned by a Bond Portfolio during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Bond Portfolio’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[([(a-b)/cd]+1)6-1]

Where:

a=     dividends and interest earned during the period.

b=     expenses accrued for the period (net of fee waivers).

c=     the average daily number of shares outstanding during the period that were entitled to receive dividends.

d=     the maximum offering price per share on the last day of the period.

Except as noted below, interest earned on debt obligations held by a Bond Portfolio is calculated by computing the yield to maturity of each obligation held by the Bond Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Bond Portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Bond Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

The net investment income used for purposes of determining yield may differ from net income used for accounting purposes.

Total Return – The total return of a Bond Portfolio is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Bond Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. The Fund may also advertise from time to time the total return of a Bond Portfolio on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Bond Portfolio computes average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n=ERV

Where:

T =	average annual total return.

ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p =	hypothetical initial payment of $1,000.

n =	period covered by the computation, expressed in terms of years.

Each Bond Portfolio computes aggregate total return by determining the cumulative rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T=(ERV/P)-1

Under the methods prescribed by the SEC, standardized calculations of average annual total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period (although a Bond Portfolio may also publish non-standardized calculations without this assumption). Calculations of aggregate total return also normally assume the reinvestment of all dividends and capital gains distributions on the reinvestment date during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Year-to-year total return is calculated in a similar manner.

Each of the Portfolios may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by dividing the total distribution per share by the maximum offering price on the last day of the period and then annualizing such amount.

Performance information is based on historical results and is not intended to indicate future performance. Yield, total return and distribution rates will vary based on changes in market conditions, the level of interest rates, and Portfolio or class expenses. The value of shares of the Bond Portfolios will fluctuate, and an investor’s shares may be worth more or less than their original cost upon redemption.

DISTRIBUTION PLAN FOR INVESTOR SHARES

As described in the Prospectus, the Trust has adopted, on behalf of Investor Shares of each Portfolio, a distribution plan (the “Plan”). See “Distribution and Service Fees – What are the distribution and service fees paid by the Fund’s Investor Shares?” in the Prospectus. The fees payable under the Plan are subject to Rule 12b-1 under the 1940 Act and finance distribution and/or administrative support services that are provided to investors in the Portfolios.

The Plan for each Portfolio’s Investor Shares was approved on March 23, 2012 by vote of a majority of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of approving the Plan.

The compensation for distribution and/or administrative support services payable under the Plan to CFS may not exceed 0.25% per annum of a Portfolio’s average daily net assets attributable to Investor Shares of such Portfolio. The Fund currently limits each Bond Portfolio’s Plan fees to 0.03% of the average daily net assets attributable to Investor Shares of each Bond Portfolio. The Fund currently does not charge Plan fees on the assets attributable to Investor Shares of the Money Market Portfolio.

The Plan is a compensation plan which provides for payment of a specified fee without regard to the expenses actually incurred by CFS. If such fee exceeds CFS’ expenses, CFS may realize a profit from these arrangements. Under the Plan, CFS may also make periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants and estate planning firms (each a “Distribution/Service Organization”) with respect to a Portfolio’s Investor Shares beneficially owned by customers for whom the Distribution/Service Organization is the Distribution/Service Organization of record.

Payments to CFS under the Plan may also be used by CFS to compensate Distribution/Service Organizations for administrative support services provided to their customers who are the record or beneficial owners of Investor Shares of the Portfolios. These administrative and support services may include but are not limited to: (i) processing dividend and distribution payments for the Fund on behalf of its customers; (ii) providing periodic statements to customers showing their positions in Investor Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries; (v) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vi) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan; (vii) providing customers with a service that invests assets of their accounts in Investor Shares pursuant to specific or pre-authorized instructions; (viii) establishing and maintaining accounts and records relating to transactions in Investor Shares; (ix) assisting customers in changing dividend or distribution options, account designations and addresses; or (x) other similar services requested by the Fund.

The Plan will remain in effect until March 31, 2013 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board of Trustees, including a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, cast in person at a meeting called for the purpose of voting on the approval of the Plan.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Fund has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of shareholders and the Fund’s service providers. The policy provides that neither a Portfolio nor any of the Fund’s officers or Trustees, nor the Investment Adviser, the Fund’s distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Portfolio nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Fund’s Chief Compliance Officer. Disclosure to providers of auditing, custody, and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, investors and intermediaries that sell shares of the Fund) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that a Portfolio has a legitimate business purpose for doing so and ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; CFS and CUFSLP; BNYIS; the Fund’s independent registered public accounting firm, Tait Weller & Baker LLP; the Fund’s custodian, The Bank of New York Mellon; the Fund’s legal counsel, Drinker Biddle & Reath LLP; the Fund’s financial printer, R.R. Donnelley; and independent legal counsel to the Fund’s Independent Trustees, Nisen & Elliott. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Portfolios only with the permission of Fund Representatives that have been approved by the Board of Trustees. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, which may include asset allocation or sector/sub-sector allocation, credit quality/issuer allocation and average maturity or duration, subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. The Bond Portfolios may also publish complete portfolio holdings on the Fund’s website as of the end of each fiscal quarter, subject to a thirty calendar-day lag. Each of the Bond Portfolios may publish complete portfolio holdings more frequently than on a fiscal quarter basis, if the Portfolio has a legitimate business purpose for doing so. In addition, the Fund publishes on its website Money Market Portfolio holdings information within five business days after month-end for a period of not less than six months.

Under the policy, the Chief Compliance Officer will periodically supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Chief Compliance Officer is authorized to disclose portfolio holdings information.

Miscellaneous

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC.

The Registration Statement including the exhibits filed therewith may be examined at the offices of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Capitalized terms, to the extent not otherwise defined herein, shall have the meanings as assigned to them in the Prospectus.

FINANCIAL STATEMENTS

The financial statements and related report of Tait, Weller & Baker LLP, an independent registered public accounting firm, contained in the Portfolios’ 2012 Annual Report for the fiscal year ended August 31, 2012 (the “Annual Report”) are hereby incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of any annual report are incorporated by reference herein. Copies of the Annual Report accompany or have preceded this SAI and may be obtained without charge by writing to Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Ave., N.W., Suite 1001, Washington, DC 20036 or by calling the Fund at (800) DIAL TCU (800-342-5828) or CFS at (800) 237-5678 or on the Fund’s website, www.trustcu.com.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS1

Short-Term Credit Ratings

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

Long-Term Credit Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

[1]

The ratings systems described herein are believed to be the most recent ratings systems available from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch, Inc./Fitch Ratings Ltd. at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities throughout the period they are held by a Portfolio.

A-1

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

A-2

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits relating to Trust for Credit Unions are incorporated herein by reference to Post-Effective Amendment No. 16 to Trust for Credit Unions’ Registration Statement on Form N-1A (Accession No. 0000950130-95-002603); to Post-Effective Amendment No. 17 to such Registration Statement (Accession No. 0000950130-96-004149); to Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000950130-97-005715); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950123-04-005525); to Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000950123 04-014344); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950123-05-012758); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950123-07-016951);

to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950123-08-018476); to Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950123-09-073628); to Post-Effective Amendment No.35 to such Registration Statement (Accession No. 0000950123-10-094632); to Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000950123-10-115698); Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000950123-11-103994); and to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950123-12-008181).

(a)(1)	Agreement and Declaration of Trust, dated September 24, 1987, as amended and restated through December 1, 1987, of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated April 20, 1988. (Accession No. 0000950130-95-002603)

(3)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated September 21, 1992. (Accession No. 0000950130-95-002603)

(4)	Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (1996). (Accession No. 0000950130-95-002603)

(5)	Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (Feb 97), Target Maturity Portfolio (May 97), Target Maturity Portfolio (Aug 97) and Target Maturity Portfolio (Nov 97). (Accession No. 0000950130-95-002603)

(6)	Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio 1996) dated June 28, 1996. (Accession No. 0000950130-96-004149)

(7)	Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (Feb 97)). (Accession No. 0000950130-97-005715)

(8)	Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (May 97)). (Accession No. 0000950130-97-005715)

(9)	Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust to change the name of the units. (Accession No. 0000950123-04-014344)

(10)	Second Amended and Restated Declaration of Trust, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)

(b)(1)	By-laws of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 dated March 18, 1991 to the By-Laws of the Registrant. (Accession No. 0000950130-96-004149)

(3)	Amendment No. 2 dated January 13, 1997 to the By-Laws of the Registrant. (Accession No. 0000950130-97-005715)

(4)	Amendment No. 3 dated January 12, 2004 to the By-Laws of the Registrant. (Accession No. 0000950123-04-005525)

(5)	Amendment No. 4 dated January 10, 2005 to the By-Laws of the Registrant. (Accession No. 0000950123-05-012758)

(6)	Amendment No. 5 dated January 8, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(7)	Amendment No. 6 dated July 9, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(8)	Amended and Restated By-Laws, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)

(c)	Not Applicable

(d)	Advisory Agreement between the Registrant and Goldman Sachs Asset Management, L.P. dated January 14, 2008. (Accession No. 0000950123-08-018476)

(e)(1)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc. dated March 30, 2009. (Accession No. 0000950123-09-073628)

(f)	Not Applicable

(g)(1)	Custodian Services Agreement between the Registrant and PFPC Trust Company dated January 14, 2008. (Accession No. 0000950123-08-018476)

(2)	Notice of Assignment of Custodian Services Agreement. (Accession No. 0000950123-11-103994)

(h)(1)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 15, 2008. (Accession No. 0000950123-08-018476)

(2)	Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated March 30, 2009. (Accession No. 0000950123-09-073628)

(3)	Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 14, 2008. (Accession No. 0000950123-08-018476)

(i)(1)	Opinion of Hale and Dorr dated December 18, 1997. (Accession No. 0000950130-97-005715)

(2)	Opinion of Drinker Biddle & Reath LLP dated May 11, 2012 (Accession No. 0000950123-12-008181)

(3)	Opinion of Wilmer Cutler Pickering Hale & Dorr LLP dated May 9, 2012 (Accession No. 0000950123-12-008181)

(k)	Not Applicable

(l)	Subscription Agreement dated April 28, 1988. (Accession No. 0000950130-95-002603)

(m)	Distribution Plan for Investor Shares (Accession No. 0000950123-12-008181)

(n)	Plan in Accordance with Rule 18f-3 (Accession No. 0000950123-12-008181)

(o)	[Reserved]

(p)(1)

Code of Ethics of the Registrant effective June 17, 1991 (as revised October 1, 1995, July 10, 2000, September 30, 2002, January 12, 2004, January 10, 2005 and January 7, 2008, effective January 14, 2008).

(Accession No. 0000950123-08-018476)

(2)	Code of Ethics of Callahan Financial Services, Inc. effective June 17, 1991 as revised March 22, 1996, July 10, 2000 and January 10, 2005. (Accession No. 0000950123-05-012758)

(3)	Code of Ethics of Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC, effective January 23, 1991 (as revised May 12, 2009, effective January 15, 2010). (Accession No. 0000950123-10-115698)

(q)	Powers of Attorney. (Accession No. 0000950123-10-094632)

The following exhibits relating to Trust for Credit Unions are filed herewith electronically pursuant to EDGAR rules:

(e)(2)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc.

(h)(4)	Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership

(j)(1)	Consent of Tait, Weller & Baker LLP as Independent Registered Public Accounting Firm

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Article IV of the Registrant’s Second Amended and Restated Declaration of Trust provides for indemnification of the Registrant’s trustees and officers under certain circumstances.

Paragraph 7 of the Advisory Agreement between the Registrant and Goldman Sachs Asset Management, L.P. provides for indemnification of Goldman Sachs Asset Management, L.P. or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 7 of the Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership provides for indemnification of Callahan Credit Union Financial Services Limited Liability Limited Partnership or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 13 of the Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. provides for indemnification of BNY Mellon Investment Servicing (US) Inc. under certain circumstances.

Paragraph 6 of the Distribution Agreement between the Registrant and Callahan Financial Services, Inc. provides for indemnification of Callahan Financial Services, Inc. or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 13 of the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. provides for indemnification of BNY Mellon Investment Servicing (US) Inc. under certain circumstances.

Paragraph 13 of the Custodian Services Agreement between the Registrant and The Bank of New York Mellon provides for indemnification of The Bank of New York Mellon under certain circumstances.

Mutual fund and directors and officers liability policies purchased by the Registrant insure Registrant and its trustees, partners, officers and employees, subject to the policies’ coverage limit and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty to the extent permitted by Section 17(i) of the Investment Company Act of 1940.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is a wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Forms ADV filed with the Commission (registration numbers 801-37591) and is incorporated herein by reference.

Name and Position with the Investment Adviser	Name and Address of Other Company	Connection with Other Company

Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director

John S. Weinberg Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Vice Chairman

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director

Item 32. Principal Underwriter

(a)	Callahan Financial Services, Inc., a Delaware corporation, does not act as principal underwriter, depositor or investment adviser for any other investment company.
(b)	Set forth below is certain information pertaining to the directors and officers of Callahan Financial Services, Inc

Name and Principal Business Address	Positions and Offices with Callahan Financial Services, Inc.	Positions & Offices with Registrant
Charles W. Filson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	President & Chairman	President

Bob C. Minor Callahan Financial Services, Inc. 4100 Sycamore Street Chevy Chase, MD 20815	Director	None

Michael Emancipator Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Secretary	None

Jay Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Treasurer	Treasurer

Ron Daly Digital Mailer 220 Spring Street Suite 200 Herndon, VA 20170	Director	None

Randy Karnes CU*Answers 6000 28th Street S.E. Suite 100 Grand Rapids, MI 49546	Director	None

Doug Fecher Wright-Patt Credit Union 2455 Executive Park Boulevard Fairborn, OH 45324	Director	None

Jon Jeffreys Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Director & Vice President	Vice President

Alix Patterson Callahan Financial Services, Inc. 1001 Connecticut Avenue, N.W. Suite 1001 Washington, D.C. 20036-5504	Director	None

(c)	Not Applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant, (a) the Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, Pennsylvania, 19103, (b) all investment adviser records are in the physical possession of Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282, (c) all administration records are in the physical possession of Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036 and BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, (d) all fund accounting records are in the physical possession of BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, (e) all transfer agency records are in the physical possession of BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, and (f) all custodian records are in the physical possession of The Bank of New York Mellon, One Wall Street, New York, New York 10286.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 28th day of December, 2012.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 28, 2012.

Name	Title	Date

*James C. Barr James C. Barr	Chairman and Trustee	December 28, 2012

/s/ Charles W. Filson Charles W. Filson	President (Principal Executive Officer)	December 28, 2012

/s/ Jay Johnson Jay Johnson	Treasurer (Principal Financial and Accounting Officer)	December 28, 2012

*Robert M. Coen Robert M. Coen	Trustee	December 28, 2012

*Rudolf J. Hanley Rudolf J. Hanley	Trustee	December 28, 2012

*Stanley C. Hollen Stanley C. Hollen	Vice Chairman and Trustee	December 28, 2012

*Gary Oakland Gary Oakland	Trustee	December 28, 2012

*Eugene A. O’Rourke Eugene A. O’Rourke	Trustee	December 28, 2012

*Wendell A. Sebastian Wendell A. Sebastian	Trustee	December 28, 2012

By	/s/ Jay Johnson
Jay Johnson
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0000950123-10-094632).

Exhibit Index

(e)(2)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc.

(h)(4)	Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnerships

(j)(1)	Consent of Tait Weller & Baker LLP as Independent Registered Public Accounting Firm.